2011 Annual Report

RiverSource(R)
Variable Universal Life Insurance III


                                                    (RIVERSOURCE INSURANCE LOGO)


                                                         (CHOOSE PAPERLESS LOGO)

S-6211 P (4/12)            Issued by: RiverSource Life Insurance Co. of New York

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 that is offered through RiverSource(R) Variable Universal Life Insurance III sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion. The financial statements of the divisions of the Account as of December 31, 2010 and for the periods disclosed in those financial statements were audited by other auditors whose report dated April 22, 2011 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

April 20, 2012


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                      AB VPS        AB VPS        AB VPS        AC VP         AC VP
                                                    GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,          VAL,
DEC. 31, 2011                                          CL B          CL B          CL B          CL I          CL I
 ASSETS
Investments, at fair value(1),(2)                   $1,157,692    $2,821,493       $90,519      $788,136    $3,477,104
Dividends receivable                                        --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --         3,297             7         3,000         7,025
Receivable for share redemptions                         1,923         2,040            55           526         2,708
----------------------------------------------------------------------------------------------------------------------
Total assets                                         1,159,615     2,826,830        90,581       791,662     3,486,837
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         869         2,040            55           526         2,398
    Contract terminations                                1,053            --            --            --           310
Payable for investments purchased                           --         3,297             7         3,000         7,025
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1,922         5,337            62         3,526         9,733
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             1,157,693     2,821,493        90,519       788,136     3,477,104
Net assets applicable to seed money                         --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $1,157,693    $2,821,493       $90,519      $788,136    $3,477,104
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   64,820       247,499         3,459       106,075       599,501
(2) Investments, at cost                            $1,300,168    $3,739,872       $90,003      $818,931    $3,952,619
----------------------------------------------------------------------------------------------------------------------


                                                      CALVERT       COL VP        COL VP        COL VP        COL VP
                                                      VP SRI         BAL,       CASH MGMT,    DIV BOND,    DIV EQ INC,
DEC. 31, 2011 (CONTINUED)                               BAL          CL 3          CL 3          CL 3          CL 3
 ASSETS
Investments, at fair value(1),(2)                     $361,335   $13,385,523    $4,630,536   $11,057,856   $11,545,448
Dividends receivable                                        --            --             3            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           466            11            36         2,909         2,617
Receivable for share redemptions                           246            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                           362,047    13,385,534     4,630,575    11,060,765    11,548,065
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         246         9,770         3,210         7,816         8,299
    Contract terminations                                   --        38,893         3,614            18            44
Payable for investments purchased                          466            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                          712        48,663         6,824         7,834         8,343
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                               361,335    13,336,871     4,623,751    11,052,931    11,539,722
Net assets applicable to seed money                         --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                      $361,335   $13,336,871    $4,623,751   $11,052,931   $11,539,722
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  206,595       945,305     4,630,536       987,309       922,898
(2) Investments, at cost                              $359,362   $13,389,304    $4,629,840   $10,426,426   $11,819,370
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                     COL VP
                                                                      COL VP                         GLOBAL
                                                      COL VP         EMER MKTS       COL VP        INFLATION        COL VP
                                                      DYN EQ,          OPP,       GLOBAL BOND,     PROT SEC,       HI INC,
DEC. 31, 2011 (CONTINUED)                              CL 3            CL 3           CL 3            CL 3           CL 2
 ASSETS
Investments, at fair value(1),(2)                   $19,376,167     $2,624,625     $2,964,051      $1,205,172      $397,438
Dividends receivable                                         --             --             --              --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             --            552          1,375             641           380
Receivable for share redemptions                             --             --             --              --            --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                         19,376,167      2,625,177      2,965,426       1,205,813       397,818
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       13,987          1,871          2,118             849           293
    Contract terminations                                19,626            778            319              --            --
Payable for investments purchased                            --             --             --              --            --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        33,613          2,649          2,437             849           293
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             19,342,554      2,622,528      2,962,989       1,204,964       397,525
Net assets applicable to seed money                          --             --             --              --            --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $19,342,554     $2,622,528     $2,962,989      $1,204,964      $397,525
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   953,083        190,052        250,131         125,670        39,984
(2) Investments, at cost                            $19,247,433     $2,767,046     $2,821,303      $1,201,827      $377,860
----------------------------------------------------------------------------------------------------------------------------


                                                      COL VP          COL VP         COL VP          COL VP         COL VP
                                                  HI YIELD BOND,     INC OPP,       INTL OPP,     LG CAP GRO,    MID CAP GRO
DEC. 31, 2011 (CONTINUED)                              CL 3            CL 3           CL 3            CL 3        OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)                    $3,427,238       $687,632     $6,558,848      $1,482,436      $518,653
Dividends receivable                                         --             --             --              --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            674          1,819             47             122           373
Receivable for share redemptions                             --             --             --              --            --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                          3,427,912        689,451      6,558,895       1,482,558       519,026
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        2,444            493          4,804           1,039           349
    Contract terminations                                   133             --          8,607              --             5
Payable for investments purchased                            --             --             --              --            --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,577            493         13,411           1,039           354
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              3,425,335        688,958      6,545,484       1,481,519       518,672
Net assets applicable to seed money                          --             --             --              --            --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $3,425,335       $688,958     $6,545,484      $1,481,519      $518,672
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   509,248         68,489        628,242         224,612        42,030
(2) Investments, at cost                             $3,300,151       $681,442     $5,845,449      $1,415,987      $516,887
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                              COL VP                         COL VP             COL VP
                                             MID CAP        COL VP          SELECT LG         SELECT SM           COL VP
                                             VAL OPP,      S&P 500,         CAP VAL,           CAP VAL,      SHORT DURATION,
DEC. 31, 2011 (CONTINUED)                      CL 3          CL 3             CL 3               CL 3              CL 3
 ASSETS
Investments, at fair value(1),(2)            $222,770     $4,416,762         $149,080           $852,227        $3,328,849
Dividends receivable                               --             --               --                 --                --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments             19            186               --                118             4,433
Receivable for share redemptions                   --             --               --                 --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  222,789      4,416,948          149,080            852,345         3,333,282
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                161          3,118              111                609             2,361
    Contract terminations                          --             --               --                 33                --
Payable for investments purchased                  --             --               --                 --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 161          3,118              111                642             2,361
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            222,628      4,413,830          148,849            851,703         3,330,921
Net assets applicable to seed money                --             --              120                 --                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $222,628     $4,413,830         $148,969           $851,703        $3,330,921
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          22,233        504,773           15,135             80,933           319,467
(2) Investments, at cost                     $228,592     $4,023,885         $144,578           $906,135        $3,273,593
----------------------------------------------------------------------------------------------------------------------------


                                                CS          EV VT            FID VIP           FID VIP           FID VIP
                                            COMMODITY   FLOATING-RATE   CONTRAFUND, SERV   GRO & INC, SERV    MID CAP, SERV
DEC. 31, 2011 (CONTINUED)                     RETURN         INC              CL 2                CL                CL
 ASSETS
Investments, at fair value(1),(2)            $801,426       $855,400       $2,654,786         $3,775,014        $6,241,525
Dividends receivable                               --          3,088               --                 --                --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            280            383               --                242               138
Receivable for share redemptions                  574            597            2,280              2,630            10,664
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  802,280        859,468        2,657,066          3,777,886         6,252,327
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                574            597            1,899              2,570             4,277
    Contract terminations                          --             --              381                 60             6,387
Payable for investments purchased                 280          3,471               --                242               138
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 854          4,068            2,280              2,872            10,802
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            801,426        855,400        2,654,786          3,775,014         6,241,525
Net assets applicable to seed money                --             --               --                 --                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $801,426       $855,400       $2,654,786         $3,775,014        $6,241,525
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         111,931         91,978          117,261            301,760           215,746
(2) Investments, at cost                     $977,327       $845,244       $2,580,463         $3,877,811        $5,829,618
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    FID VIP         FTVIPT FRANK    FTVIPT FRANK        FTVIPT           GS VIT
                                                   OVERSEAS,      GLOBAL REAL EST,   SM CAP VAL,  MUTUAL SHARES SEC,  MID CAP VAL,
DEC. 31, 2011 (CONTINUED)                           SERV CL             CL 2            CL 2             CL 2             INST
 ASSETS
Investments, at fair value(1),(2)                 $1,375,085         $2,250,966      $2,008,132       $1,494,943        $4,964,883
Dividends receivable                                      --                 --              --               --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    3,288              1,479               5              501                --
Receivable for share redemptions                         971              1,606           4,102            1,094             8,079
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,379,344          2,254,051       2,012,239        1,496,538         4,972,962
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       970              1,606           1,432            1,094             3,502
    Contract terminations                                 --                 --           2,669               --             4,577
Payable for investments purchased                      3,288              1,479               5              501                --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      4,258              3,085           4,106            1,595             8,079
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 1,375,086          2,250,966       2,008,133        1,494,943         4,964,883
Net assets applicable to seed money                       --                 --              --               --                --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,375,086         $2,250,966      $2,008,133       $1,494,943        $4,964,883
----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                101,258            200,979         129,307           97,200           379,288
(2) Investments, at cost                          $1,736,522         $3,506,773      $1,927,678       $1,600,153        $5,223,094
----------------------------------------------------------------------------------------------------------------------------------


                                                    GS VIT             GS VIT          INVESCO          INVESCO          INVESCO
                                              STRUCTD SM CAP EQ,  STRUCTD U.S. EQ,  VI CAP APPR,      VI CAP DEV,      VI CORE EQ,
DEC. 31, 2011 (CONTINUED)                            INST               INST            SER I            SER I            SER I
 ASSETS
Investments, at fair value(1),(2)                   $519,263         $1,750,188        $473,326         $312,735       $10,471,379
Dividends receivable                                      --                 --              --               --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        2                426              20               99                --
Receivable for share redemptions                         489              1,180             298              309            18,166
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         519,754          1,751,794         473,644          313,143        10,489,545
----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       361              1,179             299              203             7,604
    Contract terminations                                128                 --              --              106            10,561
Payable for investments purchased                          2                426              20               99                --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        491              1,605             319              408            18,165
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                   519,263          1,750,189         473,325          312,735        10,471,380
Net assets applicable to seed money                       --                 --              --               --                --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $519,263         $1,750,189        $473,325         $312,735       $10,471,380
----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 45,549            162,055          22,097           25,119           391,893
(2) Investments, at cost                            $500,985         $1,850,314        $513,210         $332,278       $ 9,408,425
----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                INVESCO VI       INVESCO       INVESCO      INVESCO VANK    JANUS ASPEN
                                                 DIV DIVD,    VI INTL GRO,     VI TECH,     VI COMSTOCK,    ENTERPRISE,
DEC. 31, 2011 (CONTINUED)                          SER I         SER II         SER I          SER II           SERV
 ASSETS
Investments, at fair value(1),(2)                 $336,674      $889,167        $301,203       $220,089        $441,646
Dividends receivable                                    --            --              --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    180           544             210             --              --
Receivable for share redemptions                       245           583             213            176           1,912
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       337,099       890,294         301,626        220,265         443,558
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     245           555             213            161             265
    Contract terminations                               --            29              --             15           1,647
Payable for investments purchased                      180           544             210             --              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      425         1,128             423            176           1,912
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 336,674       889,166         301,203        220,089         441,646
Net assets applicable to seed money                     --            --              --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $336,674      $889,166        $301,203       $220,089        $441,646
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               23,980        34,094          19,868         19,511          11,965
(2) Investments, at cost                          $361,869      $869,961        $272,847       $216,780        $400,854
-----------------------------------------------------------------------------------------------------------------------


                                                JANUS ASPEN    JANUS ASPEN   JANUS ASPEN         MFS            MFS
                                               GLOBAL TECH,      JANUS,       OVERSEAS,    INV GRO STOCK,     NEW DIS,
DEC. 31, 2011 (CONTINUED)                          SERV           SERV           SERV          SERV CL        SERV CL
 ASSETS
Investments, at fair value(1),(2)               $1,198,235      $511,935      $3,516,794     $1,848,180      $1,385,822
Dividends receivable                                    --            --              --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    207            56              --            568             116
Receivable for share redemptions                     1,586           371           3,637          1,581             945
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     1,200,028       512,362       3,520,431      1,850,329       1,386,883
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     854           371           2,415          1,221             945
    Contract terminations                              732            --           1,222            360              --
Payable for investments purchased                      207            56              --            568             116
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,793           427           3,637          2,149           1,061
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               1,198,235       511,935       3,516,794      1,848,180       1,385,822
Net assets applicable to seed money                     --            --              --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,198,235      $511,935      $3,516,794     $1,848,180      $1,385,822
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              231,767        22,652          93,982        171,604         100,860
(2) Investments, at cost                        $1,048,437      $492,101      $3,972,191     $1,551,273      $1,419,516
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                   MFS            MS UIF             MS UIF            OPPEN         OPPEN GLOBAL
                                               UTILITIES,    GLOBAL REAL EST,     MID CAP GRO,    GLOBAL SEC VA,  STRATEGIC INC VA,
DEC. 31, 2011 (CONTINUED)                        SERV CL           CL II             CL II             SERV              SRV
 ASSETS
Investments, at fair value(1),(2)              $1,297,784         $192,529          $272,345         $546,595         $2,888,296
Dividends receivable                                   --               --                --               --                 --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                 --               12               155              245              1,202
Receivable for share redemptions                    1,622              132               194              397              2,070
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,299,406          192,673           272,694          547,237          2,891,568
-----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    930              132               195              397              2,068
    Contract terminations                             692               --                --               --                  2
Payable for investments purchased                      --               12               155              245              1,202
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   1,622              144               350              642              3,272
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              1,297,784          192,529           272,344          546,595          2,888,296
Net assets applicable to seed money                    --               --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $1,297,784         $192,529          $272,344         $546,595         $2,888,296
-----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              50,439           26,302            24,491           20,088            526,101
(2) Investments, at cost                       $1,227,664         $204,280          $272,921         $562,476         $2,806,608
-----------------------------------------------------------------------------------------------------------------------------------


                                              OPPEN MAIN ST        PIMCO             PUT VT           PUT VT            PUT VT
                                             SM MID CAP VA,   VIT ALL ASSET,   GLOBAL HLTH CARE,     HI YIELD,         INTL EQ,
DEC. 31, 2011 (CONTINUED)                         SERV          ADVISOR CL           CL IB             CL IB            CL IB
 ASSETS
Investments, at fair value(1),(2)                $302,710       $2,964,930          $215,226         $675,708           $ 99,217
Dividends receivable                                   --               --                --               --                 --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                 --              399                38               --                  9
Receivable for share redemptions                      338            2,094               157              577                 71
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      303,048        2,967,423           215,421          676,285             99,297
-----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    218            2,094               157              462                 71
    Contract terminations                             120               --                --              115                 --
Payable for investments purchased                      --              399                38               --                  9
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     338            2,493               195              577                 80
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                302,710        2,964,930           215,226          675,708             99,217
Net assets applicable to seed money                    --               --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $302,710       $2,964,930          $215,226         $675,708           $ 99,217
-----------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              17,786          282,644            18,411          103,004             10,455
(2) Investments, at cost                         $271,208       $3,096,852          $215,480         $696,752           $122,570
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 ROYCE
                                                  PUT VT          PUT VT      MICRO-CAP,        THIRD               VP
                                              MULTI-CAP GRO,  MULTI-CAP GRO,    INVEST           AVE              AGGR,
DEC. 31, 2011 (CONTINUED)                          CL IA           CL IB          CL             VAL               CL 2
 ASSETS
Investments, at fair value(1),(2)                $6,457,516      $297,816     $3,309,224      $2,508,104        $3,042,179
Dividends receivable                                     --            --             --              --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --            82             --           7,584             1,253
Receivable for share redemptions                      8,967           149          5,054           1,687                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                      6,466,483       298,047      3,314,278       2,517,375         3,043,432
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    4,706           149          2,286           1,687             2,186
    Contract terminations                             4,261            --          2,768              --                --
Payable for investments purchased                        --            82             --           7,584                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     8,967           231          5,054           9,271             2,186
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                6,457,516       297,816      3,309,224       2,508,104         3,041,246
Net assets applicable to seed money                      --            --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $6,457,516      $297,816     $3,309,224      $2,508,104        $3,041,246
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               329,633        15,455        317,889         219,624           278,079
(2) Investments, at cost                         $7,464,026      $311,757     $3,250,651      $3,717,262        $3,047,181
----------------------------------------------------------------------------------------------------------------------------


                                                    VP              VP            VP              VP                VP
                                                   AGGR,         CONSERV,      CONSERV,   DAVIS NY VENTURE,  GS MID CAP VAL,
DEC. 31, 2011 (CONTINUED)                          CL 4            CL 2          CL 4            CL 3              CL 3
 ASSETS
Investments, at fair value(1),(2)               $14,048,501      $562,080     $2,188,980        $390,200          $122,089
Dividends receivable                                     --            --             --              --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  33,822            --              4              --                13
Receivable for share redemptions                         --            --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                     14,082,323       562,080      2,188,984         390,200           122,102
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   10,104           409          1,547             277                89
    Contract terminations                                --             8             --              56                --
Payable for investments purchased                        --            --             --              --                --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    10,104           417          1,547             333                89
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               14,072,219       561,663      2,187,437         389,867           121,892
Net assets applicable to seed money                      --            --             --              --               121
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $14,072,219      $561,663     $2,187,437        $389,867          $122,013
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,281,797        51,757        201,564          40,477            11,672
(2) Investments, at cost                        $13,060,567      $555,308     $2,097,164        $360,679          $109,590
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                         VP             VP         VP MOD          VP            VP
                                                        MOD,           MOD,         AGGR,      MOD AGGR,    MOD CONSERV,
DEC. 31, 2011 (CONTINUED)                               CL 2           CL 4         CL 2          CL 4          CL 2
 ASSETS
Investments, at fair value(1),(2)                    $ 9,992,395   $38,148,203   $7,687,230   $42,946,741    $1,696,384
Dividends receivable                                          --            --           --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          81,748            --          115            95            --
Receivable for share redemptions                              --            --           --            --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                          10,074,143    38,148,203    7,687,345    42,946,836     1,696,384
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         7,210        27,377        5,494        30,141         1,189
    Contract terminations                                     --        42,431       54,056           870           513
Payable for investments purchased                             --            --           --            --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          7,210        69,808       59,550        31,011         1,702
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              10,066,933    38,078,395    7,627,795    42,915,825     1,694,682
Net assets applicable to seed money                           --            --           --            --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $10,066,933   $38,078,395   $7,627,795   $42,915,825    $1,694,682
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    905,108     3,452,326      696,938     3,886,583       154,638
(2) Investments, at cost                             $ 9,846,732   $35,207,171   $7,633,280   $39,982,571    $1,675,328
------------------------------------------------------------------------------------------------------------------------


                                                         VP          VP PTNRS                                 WF ADV VT
                                                    MOD CONSERV,   SM CAP VAL,     WANGER        WANGER       INTL EQ,
DEC. 31, 2011 (CONTINUED)                               CL 4           CL 3         INTL          USA           CL 2
 ASSETS
Investments, at fair value(1),(2)                     $6,717,028      $612,709   $4,340,140    $4,989,190    $1,017,458
Dividends receivable                                          --            --           --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                             652            --        3,327            --           268
Receivable for share redemptions                              --            --           --            --         1,077
------------------------------------------------------------------------------------------------------------------------
Total assets                                           6,717,680       612,709    4,343,467     4,989,190     1,018,803
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         4,710           447        3,117         3,580           696
    Contract terminations                                    125         5,807           --         1,360           381
Payable for investments purchased                             --            --           --            --           268
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          4,835         6,254        3,117         4,940         1,345
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                               6,712,845       606,455    4,340,350     4,984,250     1,017,458
Net assets applicable to seed money                           --            --           --            --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                      $6,712,845      $606,455   $4,340,350    $4,984,250    $1,017,458
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    611,195        42,024      150,752       167,422       212,857
(2) Investments, at cost                              $6,271,278      $518,530   $4,204,671    $4,743,501    $  964,552
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
       RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         WF ADV        WF ADV
                                                                         VT OPP,   VT SM CAP GRO,
DEC. 31, 2011 (CONTINUED)                                                 CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)                                       $890,051      $603,932
Dividends receivable                                                          --            --
Accounts receivable from RiverSource Life of NY for contract purchase
  payments                                                                   551           248
Receivable for share redemptions                                             648           440
-------------------------------------------------------------------------------------------------
Total assets                                                             891,250       604,620
-------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                           649           440
    Contract terminations                                                     --            --
Payable for investments purchased                                            551           248
-------------------------------------------------------------------------------------------------
Total liabilities                                                          1,200           688
-------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
  period                                                                 890,050       603,932
Net assets applicable to seed money                                           --            --
-------------------------------------------------------------------------------------------------
Total net assets                                                        $890,050      $603,932
-------------------------------------------------------------------------------------------------
(1) Investment shares                                                     51,211        78,637
(2) Investments, at cost                                                $850,322      $555,257
-------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                    AB VPS       AB VPS        AB VPS          AC VP          AC VP
                                                  GRO & INC,    INTL VAL,    LG CAP GRO,       INTL,           VAL,
YEAR ENDED DEC. 31, 2011                             CL B         CL B          CL B            CL I           CL I
 INVESTMENT INCOME
Dividend income                                     $ 13,145    $ 129,960      $     81       $  12,746     $   73,904
Variable account expenses                             11,071       30,277           757           7,751         32,058
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        2,074       99,683          (676)          4,995         41,846
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              228,593      502,685        81,343         341,527      1,068,051
    Cost of investments sold                         261,294      571,235        75,252         307,366      1,246,965
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (32,701)     (68,550)        6,091          34,161       (178,914)
Distributions from capital gains                          --           --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                         89,982     (753,883)      (10,528)       (154,475)       139,378
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        57,281     (822,433)       (4,437)       (120,314)       (39,536)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ 59,355   $ (722,750)     $ (5,113)      $(115,319)    $    2,310
----------------------------------------------------------------------------------------------------------------------


                                                    CALVERT        COL         COL VP          COL VP         COL VP
                                                    VP SRI       VP BAL,     CASH MGMT,      DIV BOND,     DIV EQ INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  BAL         CL 3          CL 3            CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                      $ 4,772   $       --     $     448      $  498,614     $       --
Variable account expenses                              3,223      127,383        38,682          97,647        113,686
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        1,549     (127,383)      (38,234)        400,967       (113,686)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               87,034    2,360,893     3,071,943       2,412,190      2,467,424
    Cost of investments sold                          87,147    2,376,073     3,071,208       2,281,294      2,425,157
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (113)     (15,180)          735         130,896         42,267
Distributions from capital gains                          --           --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                         11,753      357,493          (735)         86,001       (664,333)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        11,640      342,313            --         216,897       (622,066)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $13,189   $  214,930    $  (38,234)     $  617,864    $  (735,752)
----------------------------------------------------------------------------------------------------------------------


                                                                 COL VP                    COL VP GLOBAL
                                                    COL VP      EMER MKTS      COL VP        INFLATION        COL VP
                                                    DYN EQ,       OPP,      GLOBAL BOND,     PROT SEC,       HI INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 3         CL 3          CL 3            CL 3           CL 2
 INVESTMENT INCOME
Dividend income                                    $      --    $  35,814      $ 87,030       $  80,004       $ 28,213
Variable account expenses                            181,704       27,999        26,716           9,713          3,684
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (181,704)       7,815        60,314          70,291         24,529
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,835,723      751,808       624,736         268,460        141,804
    Cost of investments sold                       3,848,694      678,976       584,685         270,520        133,874
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (12,971)      72,832        40,051          (2,060)         7,930
Distributions from capital gains                          --       47,739        14,907          13,844             --
Net change in unrealized appreciation or
  depreciation of investments                      1,071,369     (875,977)       (1,821)         14,743         (9,383)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,058,398     (755,406)       53,137          26,527         (1,453)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $  876,694    $(747,591)     $113,451       $  96,818       $ 23,076
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  11

STATEMENTS OF OPERATIONS

                                                  COL VP                                                      COL VP MID
                                                 HI YIELD        COL VP          COL VP        COL VP LG        CAP GRO
                                                  BOND,         INC OPP,       INTL OPP,        CAP GRO,         OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 3           CL 3            CL 3            CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                  $ 291,786     $  59,990       $   103,486      $      --       $      --
Variable account expenses                           31,198         5,884            69,974         14,510           5,132
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    260,588        54,106            33,512        (14,510)         (5,132)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            792,150       202,663         1,349,828        448,954         346,634
    Cost of investments sold                       745,416       189,176         1,050,858        403,217         281,284
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       46,734        13,487           298,970         45,737          65,350
Distributions from capital gains                        --        18,004                --             --              --
Net change in unrealized appreciation or
  depreciation of investments                     (146,423)      (51,318)       (1,346,556)       (95,469)       (155,178)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (99,689)      (19,827)       (1,047,586)       (49,732)        (89,828)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $   160,899     $  34,279      $ (1,014,074)    $  (64,242)     $  (94,960)
-------------------------------------------------------------------------------------------------------------------------


                                                COL VP MID                                   COL VP SELECT
                                                 CAP VAL         COL VP      COL VP SELECT       SM CAP      COL VP SHORT
                                                   OPP,         S&P 500,      LG CAP VAL,         VAL,         DURATION,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 3           CL 3            CL 3            CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                    $    --      $     --           $    --      $      --       $  31,333
Variable account expenses                            2,450        40,646               917          8,377          30,502
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (2,450)      (40,646)             (917)        (8,377)            831
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            131,953     1,177,108            23,598        250,689         891,210
    Cost of investments sold                       127,380     1,059,721            21,518        249,035         876,586
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        4,573       117,387             2,080          1,654          14,624
Distributions from capital gains                        --            --                --             --              --
Net change in unrealized appreciation or
  depreciation of investments                      (30,752)      (39,659)           (4,919)       (79,594)          1,992
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (26,179)       77,728            (2,839)       (77,940)         16,616
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(28,629)    $  37,082          $ (3,756)    $  (86,317)       $ 17,447
-------------------------------------------------------------------------------------------------------------------------


                                                    CS           EV VT          FID VIP         FID VIP         FID VIP
                                                COMMODITY    FLOATING-RATE    CONTRAFUND,      GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              RETURN          INC          SERV CL 2        SERV CL         SERV CL
 INVESTMENT INCOME
Dividend income                                  $  21,386      $ 31,825         $  22,192      $  65,416     $    10,381
Variable account expenses                            7,594         6,519            25,166         35,991          64,990
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     13,792        25,306            (2,974)        29,425         (54,609)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            208,613       250,207           798,311      1,497,298       2,650,319
    Cost of investments sold                       233,004       243,391           733,428      1,524,077       2,184,413
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (24,391)        6,816            64,883        (26,779)        465,906
Distributions from capital gains                        --            --                --             --          11,895
Net change in unrealized appreciation or
  depreciation of investments                     (115,192)      (25,489)         (168,613)        24,435      (1,278,275)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (139,583)      (18,673)         (103,730)        (2,344)       (800,474)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(125,791)    $   6,633         $(106,704)     $  27,081     $  (855,083)
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                                 FTVIPT
                                                FID VIP      FTVIPT FRANK     FTVIPT FRANK   MUTUAL SHARES      GS VIT
                                               OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,        SEC,       MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SERV CL          CL 2             CL 2            CL 2           INST
 INVESTMENT INCOME
Dividend income                                $  21,266       $ 194,078       $   14,675      $  37,122      $    41,267
Variable account expenses                         15,828          22,362           19,031         14,146           49,988
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    5,438         171,716           (4,356)        22,976           (8,721)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          601,587         594,638          557,324        222,255        1,430,109
    Cost of investments sold                     653,355         875,856          523,615        232,588        1,419,533
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (51,768)       (281,218)          33,709        (10,333)          10,576
Distributions from capital gains                   3,557              --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   (282,881)        (48,130)        (126,187)       (43,830)        (409,138)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (331,092)       (329,348)         (92,478)       (54,163)        (398,562)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(325,654)      $(157,632)      $  (96,834)     $ (31,187)     $  (407,283)
-------------------------------------------------------------------------------------------------------------------------


                                                GS VIT          GS VIT
                                              STRUCTD SM     STRUCTD U.S.        INVESCO        INVESCO         INVESCO
                                                CAP EQ,           EQ,         VI CAP APPR,    VI CAP DEV,     VI CORE EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             INST            INST             SER I          SER I           SER I
 INVESTMENT INCOME
Dividend income                                 $  4,408        $ 30,897         $    788       $     --        $ 108,113
Variable account expenses                          4,681          15,460            3,887          3,009          101,576
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (273)         15,437           (3,099)        (3,009)           6,537
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          192,109         569,249          207,219        156,611        1,956,795
    Cost of investments sold                     176,902         602,116          205,518        149,998        1,677,920
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     15,207         (32,867)           1,701          6,613          278,875
Distributions from capital gains                      --              --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                    (11,014)         73,490          (40,979)       (34,379)        (361,094)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     4,193          40,623          (39,278)       (27,766)         (82,219)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  3,920        $ 56,060        $ (42,377)     $ (30,775)      $  (75,682)
-------------------------------------------------------------------------------------------------------------------------


                                              INVESCO VI        INVESCO          INVESCO      INVESCO VANK    JANUS ASPEN
                                               DIV DIVD,     VI INTL GRO,       VI TECH,      VI COMSTOCK,    ENTERPRISE,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)         SER I(1)         SER II            SER I          SER II          SERV
 INVESTMENT INCOME
Dividend income                                  $    --      $   11,100        $     586      $   3,452         $     --
Variable account expenses                          2,161           7,849            2,612          2,104            4,051
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,161)          3,251           (2,026)         1,348           (4,051)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           76,312         452,247           82,001        110,927          390,029
    Cost of investments sold                      83,878         382,065           67,488        101,189          307,563
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (7,566)         70,182           14,513          9,738           82,466
Distributions from capital gains                      --              --               --             --               --
Net change in unrealized appreciation or
  depreciation of investments                    (25,195)       (148,970)         (33,441)       (17,868)         (88,118)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (32,761)        (78,788)         (18,928)        (8,130)          (5,652)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(34,922)     $  (75,537)        $(20,954)     $  (6,782)       $  (9,703)
-------------------------------------------------------------------------------------------------------------------------



(1)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  13

STATEMENTS OF OPERATIONS

                                              JANUS ASPEN
                                                 GLOBAL       JANUS ASPEN       JANUS ASPEN        MFS INV         MFS
                                                 TECH,          JANUS,           OVERSEAS,       GRO STOCK,      NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV           SERV               SERV           SERV CL       SERV CL
 INVESTMENT INCOME
Dividend income                                 $     --        $  2,308         $   18,437      $    5,104      $     --
Variable account expenses                         11,375           4,673             42,339          16,467        14,553
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (11,375)         (2,365)           (23,902)        (11,363)      (14,553)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          341,142         101,428          1,635,243         670,053       660,385
    Cost of investments sold                     272,019          89,929          1,426,258         512,926       545,892
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     69,123          11,499            208,985         157,127       114,493
Distributions from capital gains                      --              --             48,495              --       206,368
Net change in unrealized appreciation or
  depreciation of investments                   (183,322)        (41,867)        (2,073,063)       (153,548)     (480,122)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (114,199)        (30,368)        (1,815,583)          3,579      (159,261)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(125,574)      $ (32,733)       $(1,839,485)     $   (7,784)    $(173,814)
---------------------------------------------------------------------------------------------------------------------------


                                                                MS UIF                              OPPEN      OPPEN GLOBAL
                                                  MFS         GLOBAL REAL        MS UIF MID      GLOBAL SEC   STRATEGIC INC
                                               UTILITIES,        EST,             CAP GRO,           VA,           VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SERV CL          CL II             CL II            SERV           SRV
 INVESTMENT INCOME
Dividend income                                $  38,652        $  6,546            $   761        $  6,481     $  86,608
Variable account expenses                         11,227           1,742              2,532           5,410        26,907
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   27,425           4,804             (1,771)          1,071        59,701
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          238,373          75,577             81,161         107,022       768,579
    Cost of investments sold                     220,981          71,930             71,306          99,088       725,114
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     17,392           3,647              9,855           7,934        43,465
Distributions from capital gains                      --              --                128              --        37,684
Net change in unrealized appreciation or
  depreciation of investments                     22,441         (30,419)           (36,718)        (63,451)     (141,272)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    39,833         (26,772)           (26,735)        (55,517)      (60,123)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  67,258        $(21,968)          $(28,506)       $(54,446)    $    (422)
---------------------------------------------------------------------------------------------------------------------------


                                               OPPEN MAIN
                                               ST SM MID         PIMCO             PUT VT          PUT VT         PUT VT
                                                CAP VA,     VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,      INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV        ADVISOR CL           CL IB            CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                $   1,208      $  213,321           $  7,310        $ 58,568      $  3,931
Variable account expenses                          2,727          24,776              1,950           6,346         1,047
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (1,519)        188,545              5,360          52,222         2,884
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           86,216       1,104,699             38,571         296,721        51,845
    Cost of investments sold                      73,036       1,075,316             36,823         301,766        56,938
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     13,180          29,383              1,748          (5,045)       (5,093)
Distributions from capital gains                      --              --                 --              --            --
Net change in unrealized appreciation or
  depreciation of investments                    (20,066)       (188,851)           (12,632)        (40,747)      (19,013)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (6,886)       (159,468)           (10,884)        (45,792)      (24,106)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  (8,405)     $   29,077          $  (5,524)       $  6,430      $(21,222)
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                      PUT VT        PUT VT
                                                    MULTI-CAP     MULTI-CAP       ROYCE         THIRD           VP
                                                       GRO,          GRO,       MICRO-CAP,       AVE           AGGR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL IA         CL IB       INVEST CL        VAL           CL 2
 INVESTMENT INCOME
Dividend income                                     $   28,584     $     866   $    89,210     $  56,793      $     --
Variable account expenses                               64,176         2,501        34,072        27,680        21,004
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (35,592)       (1,635)       55,138        29,113       (21,004)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              1,302,213       282,407     1,129,201     1,117,680       517,911
    Cost of investments sold                         1,425,331       245,579       952,654     1,487,238       505,933
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (123,118)       36,828       176,547      (369,558)       11,978
Distributions from capital gains                            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         (230,295)      (53,941)     (736,666)     (411,527)     (142,950)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (353,413)      (17,113)     (560,119)     (781,085)     (130,972)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ (389,005)   $  (18,748)  $  (504,981)   $ (751,972)    $(151,976)
-----------------------------------------------------------------------------------------------------------------------


                                                        VP            VP            VP         VP DAVIS        VP GS
                                                      AGGR,        CONSERV,      CONSERV,    NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 4          CL 2          CL 4          CL 3          CL 3
 INVESTMENT INCOME
Dividend income                                     $       --     $      --     $      --       $    --       $    --
Variable account expenses                              134,451         3,470        16,601         3,360         1,254
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (134,451)       (3,470)      (16,601)       (3,360)       (1,254)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              3,158,594       391,537     1,401,091        76,968        37,307
    Cost of investments sold                         2,842,961       387,016     1,332,136        68,550        32,053
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       315,633         4,521        68,955         8,418         5,254
Distributions from capital gains                            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         (792,536)        2,952         3,760       (23,358)      (14,446)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (476,903)        7,473        72,715       (14,940)       (9,192)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  (611,354)     $  4,003     $  56,114      $(18,300)     $(10,446)
-----------------------------------------------------------------------------------------------------------------------


                                                        VP            VP          VP MOD        VP MOD        VP MOD
                                                       MOD,          MOD,         AGGR,         AGGR,        CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 2          CL 4          CL 2          CL 4          CL 2
 INVESTMENT INCOME
Dividend income                                       $     --    $       --      $     --    $       --       $    --
Variable account expenses                               61,595       338,750        48,833       398,740        11,448
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (61,595)     (338,750)      (48,833)     (398,740)      (11,448)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                956,467     7,341,708       577,159     9,692,722       345,873
    Cost of investments sold                           923,385     6,673,605       570,772     8,883,632       340,096
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        33,082       668,103         6,387       809,090         5,777
Distributions from capital gains                            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                          (86,190)     (507,016)     (151,623)   (1,646,099)       (7,243)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (53,108)      161,087      (145,236)     (837,009)       (1,466)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $(114,703)  $  (177,663)    $(194,069)  $(1,235,749)    $ (12,914)
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  15

STATEMENTS OF OPERATIONS

                                                       VP MOD       VP PTNRS                                   WF ADV
                                                      CONSERV,    SM CAP VAL,      WANGER        WANGER     VT INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    CL 4          CL 3          INTL           USA          CL 2
 INVESTMENT INCOME
Dividend income                                       $      --      $    --     $   248,133    $      --    $   1,292
Variable account expenses                                55,101        5,787          46,111       49,736       10,679
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (55,101)      (5,787)        202,022      (49,736)      (9,387)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               2,902,791      101,640       1,120,611    1,169,007      446,087
    Cost of investments sold                          2,670,120       83,821       1,323,040    1,094,719      341,988
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        232,671       17,819        (202,429)      74,288      104,099
Distributions from capital gains                             --           --         127,338      507,598       54,544
Net change in unrealized appreciation or
  depreciation of investments                           (65,498)     (47,755)       (937,406)    (764,089)    (319,059)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          167,173      (29,936)     (1,012,497)    (182,203)    (160,416)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $  112,072     $(35,723)   $   (810,475)  $ (231,939)   $(169,803)
-----------------------------------------------------------------------------------------------------------------------



                                                                                        WF ADV
                                                                             WF ADV     VT SM
                                                                            VT OPP,    CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                          CL 2       CL 2
 INVESTMENT INCOME
Dividend income                                                              $  365     $    --
Variable account expenses                                                     4,244       5,784
-----------------------------------------------------------------------------------------------
Investment income (loss) -- net                                              (3,879)     (5,784)
-----------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                      92,832     141,216
    Cost of investments sold                                                 85,795     127,523
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                              7,037      13,693
Distributions from capital gains                                                 --          --
Net change in unrealized appreciation or depreciation of investments          9,029     (45,091)
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               16,066     (31,398)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $12,187   $ (37,182)
-----------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        AB VPS       AB VPS        AB VPS       AC VP        AC VP
                                                      GRO & INC,    INTL VAL,   LG CAP GRO,     INTL,        VAL,
YEAR ENDED DEC. 31, 2011                                 CL B         CL B          CL B         CL I        CL I
 OPERATIONS
Investment income (loss) -- net                       $    2,074   $   99,683     $   (676)   $   4,995   $   41,846
Net realized gain (loss) on sales of investments         (32,701)     (68,550)       6,091       34,161     (178,914)
Distributions from capital gains                              --           --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                             89,982     (753,883)     (10,528)    (154,475)     139,378
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              59,355     (722,750)      (5,113)    (115,319)       2,310
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               134,083      428,146        8,133       53,497      261,114
Net transfers(1)                                        (131,635)    (178,465)      17,506      (20,585)    (251,613)
Transfers for policy loans                                (6,182)     (19,951)         167       (9,276)     (29,317)
Policy charges                                           (45,320)    (132,501)      (4,102)     (29,937)    (149,496)
Contract terminations:
    Surrender benefits                                   (22,000)    (115,921)      (9,018)     (52,052)    (185,887)
    Death benefits                                            --           --           --           --       (2,614)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (71,054)     (18,692)      12,686      (58,353)    (357,813)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,169,392    3,562,935       82,946      961,808    3,832,607
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,157,693   $2,821,493     $ 90,519    $ 788,136   $3,477,104
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   968,888    2,393,446       88,242      925,763    2,283,879
Contract purchase payments                               107,134      308,082        8,062       50,053      157,621
Net transfers(1)                                        (106,459)    (142,966)       2,296      (92,375)    (110,251)
Transfers for policy loans                                (4,883)     (14,338)         249       (6,644)     (16,521)
Policy charges                                           (36,309)     (95,395)      (3,999)     (27,882)     (90,583)
Contract terminations:
    Surrender benefits                                   (17,738)     (83,723)      (9,396)     (46,273)    (110,278)
    Death benefits                                            --           --           --           --       (1,491)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         910,633    2,365,106       85,454      802,642    2,112,376
--------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                      CALVERT      COL VP       COL VP        COL VP        COL VP
                                                      VP SRI        BAL,      CASH MGMT,    DIV BOND,    DIV EQ INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    BAL         CL 3         CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                      $  1,549   $  (127,383)  $  (38,234)  $   400,967   $  (113,686)
Net realized gain (loss) on sales of investments         (113)      (15,180)         735       130,896        42,267
Distributions from capital gains                           --            --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                          11,753       357,493         (735)       86,001      (664,333)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      13,189       214,930      (38,234)      617,864      (735,752)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             35,318     1,126,559      851,617       762,483     1,088,505
Net transfers(1)                                      (31,852)     (664,790)     448,409      (459,261)   (1,065,910)
Transfers for policy loans                             (1,127)       (3,994)     (19,709)      (48,998)     (125,601)
Policy charges                                        (26,561)   (1,152,149)    (417,421)     (598,890)     (553,611)
Contract terminations:
    Surrender benefits                                (10,743)     (893,485)    (782,279)     (489,122)     (628,550)
    Death benefits                                         --        (8,515)          --        (3,339)           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (34,965)   (1,596,374)      80,617      (837,127)   (1,285,167)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       383,111    14,718,315    4,581,368    11,272,194    13,560,641
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $361,335   $13,336,871   $4,623,751   $11,052,931   $11,539,722
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                363,936    14,246,718    4,117,938     7,559,878     8,131,349
Contract purchase payments                             32,213     1,068,401      774,255       499,791       663,756
Net transfers(1)                                      (34,673)     (778,661)     482,040      (177,240)     (642,686)
Transfers for policy loans                             (1,053)       (3,854)     (18,273)      (32,399)      (72,102)
Policy charges                                        (24,745)   (1,095,107)    (379,990)     (393,027)     (338,419)
Contract terminations:
    Surrender benefits                                (10,182)     (839,556)    (705,765)     (319,594)     (383,310)
    Death benefits                                         --        (8,327)          --        (2,178)           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      325,496    12,589,614    4,270,205     7,135,231     7,358,588
--------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   COL VP
                                                   COL VP         COL VP          COL VP      GLOBAL INFLATION    COL VP
                                                  DYN EQ,     EMER MKTS OPP,   GLOBAL BOND,       PROT SEC,       HI INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3           CL 3            CL 3             CL 3           CL 2
 OPERATIONS
Investment income (loss) -- net                 $  (181,704)    $    7,815      $   60,314       $   70,291      $ 24,529
Net realized gain (loss) on sales of
  investments                                       (12,971)        72,832          40,051           (2,060)        7,930
Distributions from capital gains                         --         47,739          14,907           13,844            --
Net change in unrealized appreciation or
  depreciation of investments                     1,071,369       (875,977)         (1,821)          14,743        (9,383)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         876,694       (747,591)        113,451           96,818        23,076
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,832,801        308,933         196,530           89,225        42,288
Net transfers(1)                                   (938,191)      (255,237)        (85,862)         114,394       (48,646)
Transfers for policy loans                          (78,616)       (23,933)        (23,593)         (12,923)       (1,021)
Policy charges                                   (1,546,456)      (122,324)       (127,050)         (35,538)      (15,711)
Contract terminations:
    Surrender benefits                           (1,480,037)      (117,788)        (94,981)         (26,272)      (14,010)
    Death benefits                                  (22,900)            --              --               --            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,233,399)      (210,349)       (134,956)         128,886       (37,100)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  20,699,259      3,580,468       2,984,494          979,260       411,549
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $19,342,554     $2,622,528      $2,962,989       $1,204,964      $397,525
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           28,232,629      1,086,162       1,658,925          819,428       323,154
Contract purchase payments                        2,379,297        105,361         107,692           72,300        32,185
Net transfers(1)                                 (2,037,747)       (47,160)          8,801          100,006       (37,818)
Transfers for policy loans                         (105,675)        (8,284)        (13,128)         (10,317)         (788)
Policy charges                                   (2,021,667)       (41,724)        (69,365)         (28,711)      (11,980)
Contract terminations:
    Surrender benefits                           (1,882,202)       (41,053)        (52,796)         (21,201)      (10,045)
    Death benefits                                  (30,954)            --              --               --            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 24,533,681      1,053,302       1,640,129          931,505       294,708
-------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                    COL VP        COL VP       COL VP        COL VP          COL VP
                                                HI YIELD BOND,   INC OPP,    INTL OPP,    LG CAP GRO,   MID CAP GRO OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 3          CL 3         CL 3          CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                   $  260,588     $ 54,106   $    33,512    $  (14,510)      $  (5,132)
Net realized gain (loss) on sales of
  investments                                         46,734       13,487       298,970        45,737          65,350
Distributions from capital gains                          --       18,004            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                       (146,423)     (51,318)   (1,346,556)      (95,469)       (155,178)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          160,899       34,279    (1,014,074)      (64,242)        (94,960)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           234,672       42,492       509,588       138,914          83,510
Net transfers(1)                                    (167,693)      24,501      (287,144)     (124,509)        (52,572)
Transfers for policy loans                           (10,151)      (3,201)      (23,582)      (11,568)         (9,022)
Policy charges                                      (153,413)     (18,008)     (451,951)      (63,592)        (24,604)
Contract terminations:
    Surrender benefits                              (185,036)     (47,331)     (618,714)      (96,463)        (38,846)
    Death benefits                                        --           --        (6,664)           --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (281,621)      (1,547)     (878,467)     (157,218)        (41,534)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    3,546,057      656,226     8,438,025     1,702,979         655,166
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $3,425,335     $688,958   $ 6,545,484    $1,481,519       $ 518,672
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,926,607      482,956    10,000,847     2,792,390         405,041
Contract purchase payments                           124,352       30,277       616,294       219,356          54,142
Net transfers(1)                                     (77,244)      14,623      (461,989)     (387,686)        (53,283)
Transfers for policy loans                            (5,986)      (2,236)      (28,498)      (19,201)         (5,002)
Policy charges                                       (81,330)     (12,811)     (551,454)      (98,883)        (15,794)
Contract terminations:
    Surrender benefits                               (97,774)     (33,939)     (737,701)     (146,390)        (22,135)
    Death benefits                                        --           --        (8,297)           --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,788,625      478,870     8,829,202     2,359,586         362,969
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                COL VP      COL VP
                                                      COL VP       COL VP     SELECT LG   SELECT SM        COL VP
                                                   MID CAP VAL    S&P 500,     CAP VAL,    CAP VAL,   SHORT DURATION,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                OPP, CL 3       CL 3         CL 3        CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                      $ (2,450)   $  (40,646)   $   (917)   $ (8,377)     $      831
Net realized gain (loss) on sales of investments        4,573       117,387       2,080       1,654          14,624
Distributions from capital gains                           --            --          --          --              --
Net change in unrealized appreciation or
  depreciation of investments                         (30,752)      (39,659)     (4,919)    (79,594)          1,992
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (28,629)       37,082      (3,756)    (86,317)         17,447
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             22,367       422,874       5,311      87,756         266,529
Net transfers(1)                                      (35,221)     (224,431)    101,707     (34,020)       (100,690)
Transfers for policy loans                             (2,870)      (35,017)       (815)    (15,543)         (8,028)
Policy charges                                         (8,966)     (193,583)     (2,723)    (35,335)       (187,916)
Contract terminations:
    Surrender benefits                                 (8,156)     (301,677)     (2,121)    (43,266)       (104,140)
    Death benefits                                         --            --          --          --              --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (32,846)     (331,834)    101,359     (40,408)       (134,245)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       284,103     4,708,582      51,366     978,428       3,447,719
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $222,628    $4,413,830    $148,969    $851,703      $3,330,921
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                273,042     4,861,644      52,636     659,579       2,762,854
Contract purchase payments                             21,700       420,965       5,433      61,750         213,509
Net transfers(1)                                      (45,517)     (437,448)    104,788     (34,297)        (45,702)
Transfers for policy loans                             (2,975)      (34,343)       (958)     (9,947)         (6,439)
Policy charges                                         (8,798)     (193,159)     (2,798)    (24,494)       (150,958)
Contract terminations:
    Surrender benefits                                 (7,783)     (273,109)     (2,246)    (29,577)        (83,361)
    Death benefits                                         --            --          --          --              --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      229,669     4,344,550     156,855     623,014       2,689,903
---------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                        CS          EV VT         FID VIP       FID VIP      FID VIP
                                                    COMMODITY   FLOATING-RATE   CONTRAFUND,   GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  RETURN         INC         SERV CL 2      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  13,792      $ 25,306      $   (2,974)  $   29,425   $   (54,609)
Net realized gain (loss) on sales of investments      (24,391)        6,816          64,883      (26,779)      465,906
Distributions from capital gains                           --            --              --           --        11,895
Net change in unrealized appreciation or
  depreciation of investments                        (115,192)      (25,489)       (168,613)      24,435    (1,278,275)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (125,791)        6,633        (106,704)      27,081      (855,083)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             71,793        84,860         245,726      326,253       396,908
Net transfers(1)                                      144,901       305,710          52,843     (366,072)     (679,628)
Transfers for policy loans                            (13,393)       (1,576)        (30,877)      (9,169)      (58,961)
Policy charges                                        (26,273)      (24,366)        (99,604)    (186,810)     (292,651)
Contract terminations:
    Surrender benefits                                (29,908)      (39,733)        (95,348)    (427,801)     (578,453)
    Death benefits                                         --            --              --           --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        147,120       324,895          72,740     (663,599)   (1,212,785)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       780,097       523,872       2,688,750    4,411,532     8,309,393
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 801,426      $855,400      $2,654,786   $3,775,014   $ 6,241,525
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                772,130       475,240       2,812,401    4,260,300     3,484,730
Contract purchase payments                             72,661        75,846         255,041      303,787       175,930
Net transfers(1)                                      114,814       246,141         (50,757)    (584,832)     (161,349)
Transfers for policy loans                            (14,663)       (1,192)        (30,807)      (8,556)      (25,922)
Policy charges                                        (26,456)      (21,718)       (103,028)    (175,093)     (129,916)
Contract terminations:
    Surrender benefits                                (28,351)      (33,241)        (98,325)    (400,042)     (254,823)
    Death benefits                                         --            --              --           --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      890,135       741,076       2,784,525    3,395,564     3,088,650
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                FID VIP      FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL      GS VIT
                                               OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SERV CL          CL 2             CL 2            CL 2           INST
 OPERATIONS
Investment income (loss) -- net               $    5,438      $  171,716       $   (4,356)     $   22,976     $   (8,721)
Net realized gain (loss) on sales of
  investments                                    (51,768)       (281,218)          33,709         (10,333)        10,576
Distributions from capital gains                   3,557              --               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                   (282,881)        (48,130)        (126,187)        (43,830)      (409,138)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (325,654)       (157,632)         (96,834)        (31,187)      (407,283)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       122,506         268,231          176,638         182,955        467,493
Net transfers(1)                                (139,727)       (222,853)        (202,604)       (151,827)      (621,041)
Transfers for policy loans                        (6,329)        (11,064)          (6,482)         (7,763)       (26,783)
Policy charges                                   (63,027)       (106,055)         (80,317)        (49,500)      (199,456)
Contract terminations:
    Surrender benefits                          (202,665)       (107,756)         (59,781)        (34,951)      (205,680)
    Death benefits                                    --              --               --              --             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (289,242)       (179,497)        (172,546)        (61,086)      (585,467)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,989,982       2,588,095        2,277,513       1,587,216      5,957,633
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,375,086      $2,250,966       $2,008,133      $1,494,943     $4,964,883
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,678,650       1,479,122          991,867       1,126,693      2,480,661
Contract purchase payments                       106,373         154,796           80,180         129,774        200,313
Net transfers(1)                                (176,430)       (121,486)         (69,680)       (109,757)      (181,426)
Transfers for policy loans                        (5,822)         (6,113)          (2,258)         (5,361)       (10,064)
Policy charges                                   (54,755)        (61,296)         (36,634)        (35,242)       (86,197)
Contract terminations:
    Surrender benefits                          (174,736)        (63,155)         (26,078)        (24,901)       (87,164)
    Death benefits                                    --              --               --              --             --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,373,280       1,381,868          937,397       1,081,206      2,316,123
-------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                               GS VIT STRUCTD        GS VIT           INVESCO       INVESCO       INVESCO
                                                 SM CAP EQ,     STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                INST              INST             SER I         SER I         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (273)        $   15,437        $ (3,099)      $ (3,009)   $     6,537
Net realized gain (loss) on sales of
  investments                                       15,207            (32,867)          1,701          6,613        278,875
Distributions from capital gains                        --                 --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      (11,014)            73,490         (40,979)       (34,379)      (361,094)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          3,920             56,060         (42,377)       (30,775)       (75,682)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          27,069            162,462          29,148         24,508        761,950
Net transfers(1)                                   (16,981)           (98,839)         46,802        (11,740)      (524,266)
Transfers for policy loans                             467             (8,856)           (946)        (4,323)       (48,529)
Policy charges                                     (15,018)           (71,075)        (19,234)       (14,847)      (607,357)
Contract terminations:
    Surrender benefits                             (21,109)           (57,711)        (11,699)       (19,103)      (727,362)
    Death benefits                                      --                 --              --             --        (16,444)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (25,572)           (74,019)         44,071        (25,505)    (1,162,008)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    540,915          1,768,148         471,631        369,015     11,709,070
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $519,263         $1,750,189        $473,325       $312,735    $10,471,380
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             363,306          1,947,102         678,320        275,943      6,250,640
Contract purchase payments                          17,510            171,427          37,585         17,982        402,660
Net transfers(1)                                   (18,216)          (224,512)        (34,524)       (22,668)      (212,271)
Transfers for policy loans                             332            (10,184)         (3,104)        (3,388)       (24,684)
Policy charges                                      (9,823)           (73,986)        (24,538)       (10,885)      (320,547)
Contract terminations:
    Surrender benefits                             (13,914)           (61,370)        (13,436)       (15,804)      (380,503)
    Death benefits                                      --                 --              --             --         (8,389)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   339,195          1,748,477         640,303        241,180      5,706,906
---------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      INVESCO        INVESCO      INVESCO   INVESCO VANK   JANUS ASPEN
                                                   VI DIV DIVD,   VI INTL GRO,   VI TECH,   VI COMSTOCK,   ENTERPRISE,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)               SER I(2)        SER II        SER I       SER II          SERV
 OPERATIONS
Investment income (loss) -- net                      $ (2,161)     $    3,251    $ (2,026)    $  1,348      $  (4,051)
Net realized gain (loss) on sales of investments       (7,566)         70,182      14,513        9,738         82,466
Distributions from capital gains                           --              --          --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         (25,195)       (148,970)    (33,441)     (17,868)       (88,118)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (34,922)        (75,537)    (20,954)      (6,782)        (9,703)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             19,625          75,698      33,399       24,605         31,112
Net transfers(1)                                      374,386          16,117      70,221      (19,653)       (34,250)
Transfers for policy loans                              1,936          (5,463)     (6,729)      (3,572)       (11,391)
Policy charges                                        (13,403)        (27,482)    (17,528)      (7,002)       (16,344)
Contract terminations:
    Surrender benefits                                (10,948)        (58,864)     (7,979)     (11,103)       (46,380)
    Death benefits                                         --              --          --           --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        371,596               6      71,384      (16,725)       (77,253)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --         964,697     250,773      243,596        528,602
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $336,674      $  889,166    $301,203     $220,089      $ 441,646
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --       1,055,297     168,410      286,911        609,764
Contract purchase payments                             21,619          79,178      22,501       28,432         30,584
Net transfers(1)                                      369,848        (134,868)     40,271      (27,572)      (183,825)
Transfers for policy loans                              2,138          (5,938)     (4,547)      (3,972)       (12,075)
Policy charges                                        (14,779)        (28,153)    (11,669)      (8,038)       (16,740)
Contract terminations:
    Surrender benefits                                (11,914)        (55,708)     (4,843)     (12,653)       (32,938)
    Death benefits                                         --              --          --           --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      366,912         909,808     210,123      263,108        394,770
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN         MFS            MFS
                                                GLOBAL TECH,      JANUS,      OVERSEAS,    INV GRO STOCK,    NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SERV           SERV          SERV          SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  (11,375)     $ (2,365)   $   (23,902)    $  (11,363)    $  (14,553)
Net realized gain (loss) on sales of
  investments                                        69,123        11,499        208,985        157,127        114,493
Distributions from capital gains                         --            --         48,495             --        206,368
Net change in unrealized appreciation or
  depreciation of investments                      (183,322)      (41,867)    (2,073,063)      (153,548)      (480,122)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (125,574)      (32,733)    (1,839,485)        (7,784)      (173,814)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           99,925        43,862        337,854        139,369         89,311
Net transfers(1)                                     55,037        24,238       (512,480)       (60,039)       (34,605)
Transfers for policy loans                           (3,549)       (4,260)       (33,237)       (32,495)       (24,621)
Policy charges                                      (52,285)      (20,192)      (151,304)       (58,309)       (58,584)
Contract terminations:
    Surrender benefits                              (44,632)      (16,759)      (242,913)       (43,343)      (122,363)
    Death benefits                                       --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       54,496        26,889       (602,080)       (54,817)      (150,862)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,269,313       517,779      5,958,359      1,910,781      1,710,498
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,198,235      $511,935    $ 3,516,794     $1,848,180     $1,385,822
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,878,703       547,606      2,887,803      2,474,772      1,286,240
Contract purchase payments                          145,975        47,417        189,020        171,863         64,857
Net transfers(1)                                    (73,020)       15,461       (341,255)      (377,336)      (130,651)
Transfers for policy loans                           (6,120)       (4,057)       (17,569)       (38,904)       (17,163)
Policy charges                                      (74,648)      (21,416)       (85,047)       (70,115)       (42,501)
Contract terminations:
    Surrender benefits                              (41,761)      (17,627)      (138,415)       (52,221)       (76,757)
    Death benefits                                       --            --             --             --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,829,129       567,384      2,494,537      2,108,059      1,084,025
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MS UIF
                                                   MFS           MS UIF         MID CAP        OPPEN          OPPEN GLOBAL
                                               UTILITIES,   GLOBAL REAL EST,     GRO,     GLOBAL SEC VA,   STRATEGIC INC VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SERV CL          CL II          CL II         SERV               SRV
 OPERATIONS
Investment income (loss) -- net                $   27,425       $  4,804       $ (1,771)     $  1,071          $   59,701
Net realized gain (loss) on sales of
  investments                                      17,392          3,647          9,855         7,934              43,465
Distributions from capital gains                       --             --            128            --              37,684
Net change in unrealized appreciation or
  depreciation of investments                      22,441        (30,419)       (36,718)      (63,451)           (141,272)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        67,258        (21,968)       (28,506)      (54,446)               (422)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        114,021         17,665         20,477        53,725             172,394
Net transfers(1)                                   24,885          9,739         65,473       (28,508)           (207,524)
Transfers for policy loans                         (9,705)        (2,737)          (476)          (48)            (29,345)
Policy charges                                    (54,779)        (8,425)       (14,769)      (12,802)            (95,163)
Contract terminations:
    Surrender benefits                            (52,004)        (5,628)       (15,437)       (1,537)            (82,167)
    Death benefits                                     --             --             --            --                  --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     22,418         10,614         55,268        10,830            (241,805)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,208,108        203,883        245,582       590,211           3,130,523
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,297,784       $192,529       $272,344      $546,595          $2,888,296
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            474,699        250,216        209,903       562,224           2,444,572
Contract purchase payments                         44,018         22,201         17,244        51,778             131,894
Net transfers(1)                                   27,945         (1,949)        42,673       (32,034)           (166,930)
Transfers for policy loans                         (3,678)        (3,270)          (452)       (2,173)            (22,422)
Policy charges                                    (21,127)       (10,560)       (12,072)      (12,330)            (73,082)
Contract terminations:
    Surrender benefits                            (19,803)        (6,569)       (13,019)       (1,527)            (62,882)
    Death benefits                                     --             --             --            --                  --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  502,054        250,069        244,277       565,938           2,251,150
----------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                  OPPEN MAIN
                                                   ST SM MID        PIMCO             PUT VT          PUT VT     PUT VT
                                                    CAP VA,    VIT ALL ASSET,   GLOBAL HLTH CARE,   HI YIELD,   INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 SERV        ADVISOR CL           CL IB           CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                    $ (1,519)     $  188,545          $  5,360        $ 52,222   $  2,884
Net realized gain (loss) on sales of investments     13,180          29,383             1,748          (5,045)    (5,093)
Distributions from capital gains                         --              --                --              --         --
Net change in unrealized appreciation or
  depreciation of investments                       (20,066)       (188,851)          (12,632)        (40,747)   (19,013)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (8,405)         29,077            (5,524)          6,430    (21,222)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           53,893         178,581            26,698          34,135     11,551
Net transfers(1)                                     (5,513)        560,675            25,214         (71,927)   (13,767)
Transfers for policy loans                            2,004         (17,593)           (1,234)           (262)    (1,489)
Policy charges                                      (10,478)       (109,848)          (14,285)        (27,232)    (2,727)
Contract terminations:
    Surrender benefits                               (2,210)       (263,062)          (12,853)        (20,530)    (1,095)
    Death benefits                                       --              --                --              --         --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       37,696         348,753            23,540         (85,816)    (7,527)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     273,419       2,587,100           197,210         755,094    127,966
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $302,710      $2,964,930          $215,226        $675,708   $ 99,217
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              274,894       2,188,491           146,194         394,847     84,572
Contract purchase payments                           54,325         145,869            19,636          17,829      8,611
Net transfers(1)                                     (8,991)        429,724            17,916         (26,985)   (10,117)
Transfers for policy loans                            2,097         (14,805)             (859)            (49)      (974)
Policy charges                                      (10,542)        (90,485)          (10,426)        (14,191)    (1,917)
Contract terminations:
    Surrender benefits                               (2,362)       (214,151)           (9,302)        (10,492)      (637)
    Death benefits                                       --              --                --              --         --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    309,421       2,444,643           163,159         360,959     79,538
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PUT VT           PUT VT          ROYCE        THIRD         VP
                                                  MULTI-CAP GRO,   MULTI-CAP GRO,   MICRO-CAP,       AVE         AGGR,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL IA            CL IB        INVEST CL       VAL         CL 2
 OPERATIONS
Investment income (loss) -- net                     $  (35,592)       $ (1,635)     $   55,138   $   29,113   $  (21,004)
Net realized gain (loss) on sales of investments      (123,118)         36,828         176,547     (369,558)      11,978
Distributions from capital gains                            --              --              --           --           --
Net change in unrealized appreciation or
  depreciation of investments                         (230,295)        (53,941)       (736,666)    (411,527)    (142,950)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (389,005)        (18,748)       (504,981)    (751,972)    (151,976)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             536,818          28,625         204,533      231,071      496,423
Net transfers(1)                                      (332,998)        (33,304)       (239,538)    (277,259)   1,474,569
Transfers for policy loans                             (34,720)         (2,861)        (47,013)     (10,877)     (45,274)
Policy charges                                        (399,094)        (13,605)       (158,490)    (119,322)     (68,081)
Contract terminations:
    Surrender benefits                                (492,630)        (13,969)       (189,170)    (175,601)     (80,020)
    Death benefits                                      (5,174)             --              --           --           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (727,798)        (35,114)       (429,678)    (351,988)   1,777,617
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      7,574,319         351,678       4,243,883    3,612,064    1,415,605
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $6,457,516        $297,816      $3,309,224   $2,508,104   $3,041,246
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               5,154,867         311,031       1,458,261    1,761,747    1,261,807
Contract purchase payments                             366,511          25,170          74,963      123,546      457,890
Net transfers(1)                                      (248,676)        (29,570)        (24,312)    (104,105)   1,274,101
Transfers for policy loans                             (24,669)         (2,305)        (17,110)      (5,543)     (38,872)
Policy charges                                        (273,692)        (12,195)        (58,172)     (64,121)     (61,996)
Contract terminations:
    Surrender benefits                                (329,490)        (13,103)        (66,762)     (96,236)     (70,885)
    Death benefits                                      (3,348)             --              --           --           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,641,503         279,028       1,366,868    1,615,288    2,822,045
------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                          VP           VP          VP         VP DAVIS        VP GS
                                                        AGGR,       CONSERV,    CONSERV,    NY VENTURE,   MID CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 4         CL 2        CL 4          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                      $  (134,451)  $  (3,470)  $  (16,601)    $ (3,360)     $ (1,254)
Net realized gain (loss) on sales of investments         315,633       4,521       68,955        8,418         5,254
Distributions from capital gains                              --          --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           (792,536)      2,952        3,760      (23,358)      (14,446)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (611,354)      4,003       56,114      (18,300)      (10,446)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,746,329     138,921      181,855       37,795        10,731
Net transfers(1)                                        (454,640)    468,383       69,132       42,645        (9,577)
Transfers for policy loans                               (47,768)    (10,346)        (289)      (3,967)         (185)
Policy charges                                          (439,084)    (61,071)    (102,205)      (7,481)       (2,881)
Contract terminations:
    Surrender benefits                                  (796,621)   (136,061)     (42,323)      (9,280)       (2,513)
    Death benefits                                            --          --           --           --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             8,216     399,826      106,170       59,712        (4,425)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,675,357     157,834    2,025,153      348,455       136,884
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $14,072,219   $ 561,663   $2,187,437     $389,867      $122,013
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                13,081,226     150,977    1,937,189      410,075       120,370
Contract purchase payments                             1,558,009     130,651      171,356       44,941         9,561
Net transfers(1)                                        (448,024)    437,024       71,270       27,707       (10,426)
Transfers for policy loans                               (46,186)     (9,615)        (272)      (3,747)         (158)
Policy charges                                          (393,223)    (57,500)     (96,312)      (8,637)       (2,560)
Contract terminations:
    Surrender benefits                                  (719,094)   (126,598)     (39,440)     (10,746)       (2,132)
    Death benefits                                            --          --           --           --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      13,032,708     524,939    2,043,791      459,593       114,655
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                          VP            VP           VP            VP         VP MOD
                                                         MOD,          MOD,       MOD AGGR,    MOD AGGR,     CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 2          CL 4         CL 2          CL 4         CL 2
 OPERATIONS
Investment income (loss) -- net                      $   (61,595)  $  (338,750)  $  (48,833)  $  (398,740)  $  (11,448)
Net realized gain (loss) on sales of investments          33,082       668,103        6,387       809,090        5,777
Distributions from capital gains                              --            --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                            (86,190)     (507,016)    (151,623)   (1,646,099)      (7,243)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (114,703)     (177,663)    (194,069)   (1,235,749)     (12,914)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,431,856     3,671,628    1,755,413     5,715,840      194,266
Net transfers(1)                                       5,400,240     1,041,705    3,035,173    (2,910,152)   1,050,532
Transfers for policy loans                              (122,532)     (671,656)      (6,433)     (138,521)     (13,398)
Policy charges                                          (329,663)   (1,653,349)    (251,403)   (1,423,583)     (92,222)
Contract terminations:
    Surrender benefits                                  (325,341)   (2,163,860)    (165,996)   (1,318,241)     (28,874)
    Death benefits                                            --            --           --            --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         6,054,560       224,468    4,366,754       (74,657)   1,110,304
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,127,076    38,031,590    3,455,110    44,226,231      597,292
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $10,066,933   $38,078,395   $7,627,795   $42,915,825   $1,694,682
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,772,456    34,762,792    3,107,244    39,738,987      558,191
Contract purchase payments                             1,306,806     3,326,983    1,599,427     5,120,864      180,173
Net transfers(1)                                       4,892,321       982,671    2,688,180    (2,851,347)     954,091
Transfers for policy loans                              (112,599)     (622,156)        (546)     (134,155)     (12,653)
Policy charges                                          (300,722)   (1,500,792)    (227,547)   (1,278,571)     (85,269)
Contract terminations:
    Surrender benefits                                  (300,467)   (1,970,665)    (146,723)   (1,189,499)     (26,942)
    Death benefits                                            --            --           --            --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,257,795    34,978,833    7,020,035    39,406,279    1,567,591
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                        VP MOD       VP PTNRS                                 WF ADV
                                                       CONSERV,    SM CAP VAL,     WANGER       WANGER     VT INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 4          CL 3         INTL          USA          CL 2
 OPERATIONS
Investment income (loss) -- net                      $   (55,101)    $ (5,787)   $  202,022   $  (49,736)   $   (9,387)
Net realized gain (loss) on sales of investments         232,671       17,819      (202,429)      74,288       104,099
Distributions from capital gains                              --           --       127,338      507,598        54,544
Net change in unrealized appreciation or
  depreciation of investments                            (65,498)     (47,755)     (937,406)    (764,089)     (319,059)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        112,072      (35,723)     (810,475)    (231,939)     (169,803)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               497,180       68,759       406,814      470,162        95,386
Net transfers(1)                                      (1,137,357)     (38,677)     (310,521)    (335,889)     (159,117)
Transfers for policy loans                                15,774      (14,831)     (108,449)     (54,211)      (15,885)
Policy charges                                          (385,841)     (20,533)     (183,418)    (223,131)      (41,281)
Contract terminations:
    Surrender benefits                                   400,267      (19,830)     (213,284)    (292,806)      (68,512)
    Death benefits                                            --           --        (3,121)          --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (609,977)     (25,112)     (411,979)    (435,875)     (189,409)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,210,750      667,290     5,562,804    5,652,064     1,376,670
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 6,712,845     $606,455    $4,340,350   $4,984,250    $1,017,458
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 6,731,314      357,963     2,611,928    2,815,042       924,031
Contract purchase payments                               458,650       38,046       200,121      231,637        66,438
Net transfers(1)                                      (1,025,747)     (21,878)     (142,020)    (156,445)     (112,507)
Transfers for policy loans                                14,706       (8,229)      (53,831)     (26,673)      (11,489)
Policy charges                                          (355,843)     (11,280)      (90,528)    (110,482)      (28,939)
Contract terminations:
    Surrender benefits                                   374,165      (10,922)     (106,398)    (143,105)      (47,800)
    Death benefits                                            --           --        (1,450)          --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       6,197,245      343,700     2,417,822    2,609,974       789,734
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         WF ADV        WF ADV
                                                                         VT OPP,   VT SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                      CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $ (3,879)     $ (5,784)
Net realized gain (loss) on sales of investments                           7,037        13,693
Distributions from capital gains                                              --            --
Net change in unrealized appreciation or depreciation of investments       9,029       (45,091)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           12,187       (37,182)
-------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                53,850        66,451
Net transfers(1)                                                         609,544       (57,158)
Transfers for policy loans                                                (2,967)       (5,510)
Policy charges                                                           (16,174)      (21,242)
Contract terminations:
    Surrender benefits                                                   (13,872)      (21,989)
    Death benefits                                                            --            --
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           630,381       (39,448)
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          247,482       680,562
-------------------------------------------------------------------------------------------------
Net assets at end of year                                               $890,050      $603,932
-------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   139,525       322,069
Contract purchase payments                                                32,241        32,444
Net transfers(1)                                                         382,002       (28,299)
Transfers for policy loans                                                (1,626)       (2,733)
Policy charges                                                            (9,616)      (10,437)
Contract terminations:
    Surrender benefits                                                    (7,949)      (10,883)
    Death benefits                                                            --            --
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         534,577       302,161
-------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                        AB VPS        AB VPS        AB VPS        AC VP        AC VP
                                                      GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,        VAL,
YEAR ENDED DEC. 31, 2010                                 CL B          CL B          CL B         CL I         CL I
 OPERATIONS
Investment income (loss) -- net                       $  (10,614)  $    66,364     $   (517)   $   16,554   $   47,942
Net realized gain (loss) on sales of investments        (102,171)     (537,391)       3,407        (2,241)    (242,282)
Distributions from capital gains                              --            --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                            242,725       287,867          883        79,466      615,761
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             129,940      (183,160)       3,773        93,779      421,421
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               143,180       625,774        9,837        65,709      302,361
Net transfers(1)                                        (230,746)   (2,404,054)     (39,275)     (100,129)    (311,296)
Transfers for policy loans                                (8,919)      (31,396)      (5,956)      (21,382)      18,146
Policy charges                                           (48,562)     (176,952)      (4,183)      (37,751)    (156,078)
Contract terminations:
    Surrender benefits                                   (25,840)     (196,613)      (4,139)     (194,179)    (366,421)
    Death benefits                                            --            --           --            --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (170,887)   (2,183,241)     (43,716)     (287,732)    (513,288)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,210,339     5,929,336      122,889     1,155,761    3,924,474
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,169,392   $ 3,562,935     $ 82,946    $  961,808   $3,832,607
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,121,047     4,117,206      142,378     1,253,521    2,628,411
Contract purchase payments                               131,111       451,518       11,597        71,108      198,025
Net transfers(1)                                        (207,916)   (1,882,525)     (48,672)     (112,256)    (210,801)
Transfers for policy loans                                (7,598)      (21,095)      (6,827)      (23,515)      11,061
Policy charges                                           (44,348)     (128,014)      (4,937)      (41,351)    (102,416)
Contract terminations:
    Surrender benefits                                   (23,408)     (143,644)      (5,297)     (221,744)    (240,401)
    Death benefits                                            --            --           --            --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         968,888     2,393,446       88,242       925,763    2,283,879
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      CALVERT       COL          COL VP        COL VP         COL VP
                                                      VP SRI      VP BAL,      CASH MGMT,     DIV BOND,    DIV EQ INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    BAL         CL 3          CL 3          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                      $  1,711   $  (129,596)  $   (47,356)  $    496,585   $  (137,259)
Net realized gain (loss) on sales of investments      (12,475)     (304,324)        1,219        967,150    (1,261,101)
Distributions from capital gains                           --            --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                          50,295     1,992,309        (1,219)      (240,134)    3,200,987
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      39,531     1,558,389       (47,356)     1,223,601     1,802,627
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             43,937     1,269,660       814,848      1,580,980     1,714,848
Net transfers(1)                                      (31,693)   (1,092,049)   (1,241,973)   (13,014,118)   (8,169,389)
Transfers for policy loans                              3,416       (25,560)      227,353       (112,209)      (76,511)
Policy charges                                        (25,760)   (1,259,455)     (440,764)      (853,437)     (677,894)
Contract terminations:
    Surrender benefits                                (30,667)     (868,279)     (756,948)      (869,779)   (1,075,353)
    Death benefits                                         --        (6,406)           --             --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (40,767)   (1,982,089)   (1,397,484)   (13,268,563)   (8,284,299)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       384,347    15,142,015     6,026,208     23,317,156    20,042,313
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $383,111   $14,718,315   $ 4,581,368   $ 11,272,194   $13,560,641
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                417,580    16,348,093     5,369,185     16,784,928    13,914,611
Contract purchase payments                             45,762     1,341,482       729,457      1,101,449     1,163,690
Net transfers(1)                                      (43,670)   (1,153,803)   (1,109,306)    (9,055,547)   (5,700,593)
Transfers for policy loans                              3,606       (28,893)      203,893        (78,817)      (51,106)
Policy charges                                        (26,980)   (1,330,228)     (394,743)      (591,260)     (460,288)
Contract terminations:
    Surrender benefits                                (32,362)     (923,030)     (680,548)      (600,875)     (734,965)
    Death benefits                                         --        (6,903)           --             --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      363,936    14,246,718     4,117,938      7,559,878     8,131,349
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                   COL VP     COL VP EMER      COL VP         COL VP GLOBAL       COL VP
                                                  DYN EQ,      MKTS OPP,    GLOBAL BOND,   INFLATION PROT SEC,    HI INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL 3          CL 3          CL 3               CL 3            CL 2
 OPERATIONS
Investment income (loss) -- net                 $  (174,827)  $    25,448    $   129,677       $    (3,921)      $ 28,211
Net realized gain (loss) on sales of
  investments                                      (573,298)       78,533         75,490           (53,931)         6,754
Distributions from capital gains                         --            --             --             1,880             --
Net change in unrealized appreciation or
  depreciation of investments                     3,713,321       307,060       (106,089)          187,414          7,094
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,965,196       411,041         99,078           131,442         42,059
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        2,108,108       417,072        420,322           430,223         39,420
Net transfers(1)                                 (1,406,966)   (2,045,425)    (3,540,549)       (5,720,482)       (50,618)
Transfers for policy loans                          (94,294)      (37,648)       (48,377)           (2,991)        (3,345)
Policy charges                                   (1,599,732)     (152,368)      (193,326)         (123,593)       (15,909)
Contract terminations:
    Surrender benefits                           (1,350,859)     (176,531)      (223,028)         (139,641)        (7,263)
    Death benefits                                   (8,606)           --         (6,456)               --             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,352,349)   (1,994,900)    (3,591,414)       (5,556,484)       (37,715)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  20,086,412     5,164,327      6,476,830         6,404,302        407,205
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $20,699,259   $ 3,580,468    $ 2,984,494       $   979,260       $411,549
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           31,889,606     1,858,753      3,798,628         5,530,610        354,607
Contract purchase payments                        3,244,718       146,627        244,064           368,543         32,759
Net transfers(1)                                 (2,205,837)     (789,986)    (2,112,191)       (4,852,609)       (42,345)
Transfers for policy loans                         (136,923)      (12,623)       (28,039)           (2,537)        (2,652)
Policy charges                                   (2,463,876)      (53,541)      (111,765)         (105,676)       (13,162)
Contract terminations:
    Surrender benefits                           (2,081,532)      (63,068)      (128,120)         (118,903)        (6,053)
    Death benefits                                  (13,527)           --         (3,652)               --             --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 28,232,629     1,086,162      1,658,925           819,428        323,154
-------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               COL VP
                                                      COL VP HI       COL VP        COL VP        COL VP      MID CAP
                                                     YIELD BOND,     INC OPP,     INTL OPP,    LG CAP GRO,    GRO OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL 3          CL 3          CL 3          CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                       $  303,464   $    48,360   $    41,414    $  (13,784)  $  (6,092)
Net realized gain (loss) on sales of investments          49,379       625,038       201,257        (9,864)     34,990
Distributions from capital gains                              --            --            --            --          --
Net change in unrealized appreciation or
  depreciation of investments                             93,525      (486,330)      718,799       259,560     110,958
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        446,368       187,068       961,470       235,912     139,856
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               296,589       316,012       613,198       182,050     100,632
Net transfers(1)                                        (514,787)   (4,596,169)     (621,101)      (65,599)   (255,650)
Transfers for policy loans                               (20,708)         (732)      (36,904)      (25,534)     (8,936)
Policy charges                                          (176,973)      (85,137)     (485,022)      (73,278)    (31,012)
Contract terminations:
    Surrender benefits                                  (253,198)      (93,683)     (501,065)      (84,241)    (44,049)
    Death benefits                                            --            --        (5,232)           --          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (669,077)   (4,459,709)   (1,036,126)      (66,602)   (239,015)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,768,766     4,928,867     8,512,681     1,533,669     754,325
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,546,057   $   656,226   $ 8,438,025    $1,702,979   $ 655,166
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,312,317     4,065,093    11,407,091     2,922,586     584,111
Contract purchase payments                               172,933       254,206       821,244       337,561      72,768
Net transfers(1)                                        (295,502)   (3,692,459)     (850,432)     (128,022)   (190,501)
Transfers for policy loans                               (12,793)         (637)      (49,769)      (48,254)     (6,166)
Policy charges                                          (103,215)      (68,340)     (648,031)     (135,843)    (22,574)
Contract terminations:
    Surrender benefits                                  (147,133)      (74,907)     (672,102)     (155,638)    (32,597)
    Death benefits                                            --            --        (7,154)           --          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,926,607       482,956    10,000,847     2,792,390     405,041
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                                        COL VP                   COL VP      COL VP
                                                        MID CAP     COL VP     SELECT LG   SELECT SM        COL VP
                                                       VAL OPP,    S&P 500,     CAP VAL,    CAP VAL,   SHORT DURATION,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL 3        CL 3         CL 3        CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                        $ (2,520)  $  (39,652)   $  (322)    $ (7,614)     $     (166)
Net realized gain (loss) on sales of investments         (4,626)     (11,397)     6,389      (25,252)         21,827
Distributions from capital gains                             --           --         --           --              --
Net change in unrealized appreciation or depreciation
  of investments                                         60,590      625,378      2,571      235,275          56,215
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             53,444      574,329      8,638      202,409          77,876
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               39,782      486,487      6,162       92,311         344,312
Net transfers(1)                                        (35,610)    (329,481)    (1,241)     (19,394)       (586,131)
Transfers for policy loans                               (2,994)     (21,809)    (2,065)      (5,630)        (14,472)
Policy charges                                          (10,380)    (200,449)    (2,073)     (34,670)       (214,704)
Contract terminations:
    Surrender benefits                                  (15,503)    (303,193)    (1,539)     (39,370)       (291,481)
    Death benefits                                           --           --         --           --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (24,705)    (368,445)      (756)      (6,753)       (762,476)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         255,364    4,502,698     43,484      782,772       4,132,319
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $284,103   $4,708,582    $51,366     $978,428      $3,447,719
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  297,991    5,285,780     53,224      663,084       3,379,453
Contract purchase payments                               44,462      556,833      7,097       74,388         277,910
Net transfers(1)                                        (37,222)    (380,001)    (1,222)     (15,916)       (473,738)
Transfers for policy loans                               (3,521)     (23,711)    (2,351)      (4,180)        (11,803)
Policy charges                                          (11,577)    (229,807)    (2,382)     (27,344)       (173,201)
Contract terminations:
    Surrender benefits                                  (17,091)    (347,450)    (1,730)     (30,453)       (235,767)
    Death benefits                                           --           --         --           --              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        273,042    4,861,644     52,636      659,579       2,762,854
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        CS          EV VT         FID VIP       FID VIP      FID VIP
                                                    COMMODITY   FLOATING-RATE   CONTRAFUND,   GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  RETURN         INC         SERV CL 2      SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                      $ 40,143    $    44,675    $       193   $  (12,676)  $   (52,689)
Net realized gain (loss) on sales of investments      (45,341)       227,367        (96,745)    (138,369)      114,779
Distributions from capital gains                           --             --          1,142           --        26,721
Net change in unrealized appreciation or
  depreciation of investments                         110,174       (128,414)       444,541      694,841     1,828,830
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     104,976        143,628        349,131      543,796     1,917,641
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             57,543        197,051        322,044      387,536       518,939
Net transfers(1)                                       22,780     (2,423,978)    (1,339,342)    (507,273)   (1,526,068)
Transfers for policy loans                            (16,654)        (9,574)        (7,730)     (34,338)      (99,866)
Policy charges                                        (24,281)       (56,535)      (109,412)    (200,970)     (326,133)
Contract terminations:
    Surrender benefits                                (38,053)       (66,820)      (148,764)    (339,349)     (787,748)
    Death benefits                                         --             --             --           --            --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,335     (2,359,856)    (1,283,204)    (694,394)   (2,220,876)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       673,786      2,740,100      3,622,823    4,562,130     8,612,628
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $780,097    $   523,872    $ 2,688,750   $4,411,532   $ 8,309,393
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                771,352      2,700,508      4,391,989    5,007,793     4,605,431
Contract purchase payments                             67,911        188,328        380,182      418,496       254,250
Net transfers(1)                                       25,255     (2,287,519)    (1,645,757)    (547,068)     (775,053)
Transfers for policy loans                            (18,968)        (8,740)        (8,250)     (37,290)      (47,903)
Policy charges                                        (28,526)       (54,013)      (129,241)    (217,123)     (159,676)
Contract terminations:
    Surrender benefits                                (44,894)       (63,324)      (176,522)    (364,508)     (392,319)
    Death benefits                                         --             --             --           --            --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      772,130        475,240      2,812,401    4,260,300     3,484,730
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                FID VIP      FTVIPT FRANK     FTVIPT FRANK   FTVIPT MUTUAL      GS VIT
                                               OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,    SHARES SEC,    MID CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV CL          CL 2             CL 2            CL 2           INST
 OPERATIONS
Investment income (loss) -- net               $    7,532      $   46,779       $   (2,799)     $   10,091     $   (18,356)
Net realized gain (loss) on sales of
  investments                                    (63,406)       (343,627)         (24,643)        (21,975)       (435,403)
Distributions from capital gains                   3,537              --               --              --              --
Net change in unrealized appreciation or
  depreciation of investments                    261,386         737,331          518,459         157,227       1,698,227
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      209,049         440,483          491,017         145,343       1,244,468
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       151,853         314,925          193,594         187,666         626,350
Net transfers(1)                                (128,205)       (217,567)        (129,640)         33,521      (2,333,810)
Transfers for policy loans                        (3,800)        (32,016)          18,107         (14,554)        (14,675)
Policy charges                                   (69,290)       (110,466)         (81,701)        (49,411)       (233,421)
Contract terminations:
    Surrender benefits                          (137,556)       (186,161)         (91,400)        (65,190)       (438,278)
    Death benefits                                    --              --               --              --              --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (186,998)       (231,285)         (91,040)         92,032      (2,393,834)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,967,931       2,378,897        1,877,536       1,349,841       7,106,999
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,989,982      $2,588,095       $2,277,513      $1,587,216     $ 5,957,633
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,860,021       1,629,517        1,039,047       1,055,895       3,665,483
Contract purchase payments                       145,802         203,298           99,536         143,670         303,064
Net transfers(1)                                (124,015)       (141,939)         (65,081)         25,908      (1,156,753)
Transfers for policy loans                        (3,621)        (20,612)           8,140         (10,591)         (7,450)
Policy charges                                   (66,408)        (71,312)         (42,064)        (37,704)       (112,777)
Contract terminations:
    Surrender benefits                          (133,129)       (119,830)         (47,711)        (50,485)       (210,906)
    Death benefits                                    --              --               --              --              --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,678,650       1,479,122          991,867       1,126,693       2,480,661
-------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               GS VIT STRUCTD        GS VIT           INVESCO       INVESCO       INVESCO
                                                 SM CAP EQ,     STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                INST              INST             SER I         SER I         SER I
 OPERATIONS
Investment income (loss) -- net                   $ (1,609)        $    9,076        $   (559)     $  (3,195)   $     7,255
Net realized gain (loss) on sales of
  investments                                      (26,267)          (108,203)        (12,592)       (23,733)       100,751
Distributions from capital gains                        --                 --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      156,008            289,215          73,284         83,939        819,995
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        128,132            190,088          60,133         57,011        928,001
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          32,332            191,454          32,924         26,061        877,602
Net transfers(1)                                   (44,956)          (223,101)         (4,163)       (45,033)      (649,856)
Transfers for policy loans                          (7,589)            (9,580)         (3,223)           540        (77,541)
Policy charges                                     (14,616)           (77,710)        (19,886)       (14,542)      (644,329)
Contract terminations:
    Surrender benefits                             (24,770)          (199,219)        (19,810)       (67,729)      (997,068)
    Death benefits                                      --                 --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (59,599)          (318,156)        (14,158)      (100,703)    (1,491,192)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    472,382          1,896,216         425,656        412,707     12,272,261
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $540,915         $1,768,148        $471,631      $ 369,015    $11,709,070
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             409,279          2,340,532         714,711        368,659      7,109,892
Contract purchase payments                          25,829            231,543          53,944         22,377        506,010
Net transfers(1)                                   (34,903)          (275,611)        (20,090)       (44,168)      (375,540)
Transfers for policy loans                          (5,526)           (11,469)         (4,958)           862        (44,891)
Policy charges                                     (11,651)           (94,812)        (32,794)       (12,563)      (372,185)
Contract terminations:
    Surrender benefits                             (19,722)          (243,081)        (32,493)       (59,224)      (572,646)
    Death benefits                                      --                 --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   363,306          1,947,102         678,320        275,943      6,250,640
---------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                     INVESCO      INVESCO   INVESCO VANK   JANUS ASPEN    JANUS ASPEN
                                                  VI INTL GRO,   VI TECH,   VI COMSTOCK,   ENTERPRISE,   GLOBAL TECH,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER II        SER I       SER II          SERV          SERV
 OPERATIONS
Investment income (loss) -- net                    $    (6,531)  $ (2,207)   $    (5,652)   $  (4,143)    $   (9,822)
Net realized gain (loss) on sales of investments       135,776     15,941       (118,876)       7,233         26,794
Distributions from capital gains                            --         --             --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         (412,108)    32,447        148,986      102,133        218,187
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (282,863)    46,181         24,458      105,223        235,159
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             371,907     23,461        147,049       35,974         99,475
Net transfers(1)                                    (4,569,090)   (22,640)    (2,193,491)     (39,572)       (15,348)
Transfers for policy loans                              (3,747)    (4,224)          (968)      (9,118)       (11,958)
Policy charges                                         (97,432)   (13,207)       (37,774)     (15,919)       (49,462)
Contract terminations:
    Surrender benefits                                (128,172)    (5,568)       (46,845)      (9,987)       (90,817)
    Death benefits                                          --         --             --           --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (4,426,534)   (22,178)    (2,132,029)     (38,622)       (68,110)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,674,094    226,770      2,351,167      462,001      1,102,264
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   964,697   $250,773    $   243,596    $ 528,602     $1,269,313
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               6,941,525    183,088      3,178,323      664,593      2,011,152
Contract purchase payments                             456,190     18,738        193,534       49,050        171,985
Net transfers(1)                                    (6,062,046)   (15,627)    (2,972,634)     (55,860)       (32,557)
Transfers for policy loans                              (3,816)    (3,112)        (1,203)     (12,944)       (19,257)
Policy charges                                        (119,546)   (10,452)       (49,579)     (21,675)       (85,848)
Contract terminations:
    Surrender benefits                                (157,010)    (4,225)       (61,530)     (13,400)      (166,772)
    Death benefits                                          --         --             --           --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,055,297    168,410        286,911      609,764      1,878,703
---------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  JANUS ASPEN   JANUS ASPEN         MFS            MFS          MFS
                                                     JANUS,      OVERSEAS,    INV GRO STOCK,    NEW DIS,    UTILITIES,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SERV          SERV          SERV CL        SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                   $   (20,061)   $  (19,964)    $   (12,310)   $  (11,960)  $   23,321
Net realized gain (loss) on sales of investments      (78,968)      242,751         969,634        14,537      (11,883)
Distributions from capital gains                           --            --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                          21,879       947,182        (935,994)      420,283      119,380
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (77,150)    1,169,969          21,330       422,860      130,818
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            363,991       376,442         537,757       103,850      116,121
Net transfers(1)                                   (5,392,520)     (765,318)     (6,767,859)      120,991      (27,604)
Transfers for policy loans                                315           999           4,480        (6,631)       4,224
Policy charges                                        (98,654)     (171,612)       (150,260)      (46,738)     (50,974)
Contract terminations:
    Surrender benefits                               (129,525)     (393,457)       (200,871)      (37,180)     (59,118)
    Death benefits                                         --            --              --            --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (5,256,393)     (952,946)     (6,576,753)      134,292      (17,351)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     5,851,322     5,741,336       8,466,204     1,153,346    1,094,641
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   517,779    $5,958,359     $ 1,910,781    $1,710,498   $1,208,108
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              7,008,793     3,449,260      12,188,123     1,169,054      483,851
Contract purchase payments                            431,527       209,617         768,005        96,553       50,757
Net transfers(1)                                   (6,622,994)     (457,381)     (9,986,375)      103,780      (13,511)
Transfers for policy loans                                704            75           6,099        (5,720)       1,815
Policy charges                                       (116,832)      (95,502)       (214,785)      (43,024)     (22,325)
Contract terminations:
    Surrender benefits                               (153,592)     (218,266)       (286,295)      (34,403)     (25,888)
    Death benefits                                         --            --              --            --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      547,606     2,887,803       2,474,772     1,286,240      474,699
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    OPPEN        OPPEN MAIN
                                                MS UIF           MS UIF           OPPEN       GLOBAL STRATEGIC    ST SM MID
                                           GLOBAL REAL EST,   MID CAP GRO,   GLOBAL SEC VA,        INC VA,         CAP VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL II            CL II           SERV               SRV            SERV
 OPERATIONS
Investment income (loss) -- net               $    13,478       $ (1,559)       $    177         $   665,902      $ (1,043)
Net realized gain (loss) on sales of
  investments                                      (9,204)         1,592             145            (144,290)       10,070
Distributions from capital gains                       --             --              --                  --            --
Net change in unrealized appreciation or
  depreciation of investments                      19,973         50,958          65,673              33,435        42,449
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        24,247         50,991          65,995             555,047        51,476
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         75,983         17,395          42,718             533,012        51,653
Net transfers(1)                                 (937,544)        59,712         198,871          (5,497,064)      (48,460)
Transfers for policy loans                            487         (4,504)           (519)            (44,418)       (2,160)
Policy charges                                    (19,914)        (8,166)         (8,869)           (190,883)       (8,430)
Contract terminations:
    Surrender benefits                            (29,225)        (5,914)        (16,288)           (201,065)      (12,240)
    Death benefits                                     --             --              --                  --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (910,213)        58,523         215,913          (5,400,418)      (19,637)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,089,849        136,068         308,303           7,975,894       241,580
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $   203,883       $245,582        $590,211         $ 3,130,523      $273,419
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,622,408        152,466         336,710           7,084,549       296,218
Contract purchase payments                        110,235         17,271          45,506             454,633        59,558
Net transfers(1)                               (1,413,294)        58,471         206,481          (4,726,982)      (55,005)
Transfers for policy loans                            720         (4,555)           (643)            (36,631)       (2,361)
Policy charges                                    (28,819)        (8,187)         (9,410)           (161,935)       (9,709)
Contract terminations:
    Surrender benefits                            (41,034)        (5,563)        (16,420)           (169,062)      (13,807)
    Death benefits                                     --             --              --                  --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  250,216        209,903         562,224           2,444,572       274,894
---------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PIMCO             PUT VT          PUT VT     PUT VT        PUT VT
                                                 VIT ALL ASSET,   GLOBAL HLTH CARE,   HI YIELD,   INTL EQ,   MULTI-CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               ADVISOR CL           CL IB           CL IB       CL IB         CL IA
 OPERATIONS
Investment income (loss) -- net                    $   171,430         $  2,121       $  56,355   $  3,813     $  (21,570)
Net realized gain (loss) on sales of
  investments                                           (6,150)           1,025          (7,119)    (7,336)      (334,080)
Distributions from capital gains                            --               --              --         --             --
Net change in unrealized appreciation or
  depreciation of investments                          207,782           (1,523)         47,631     13,701      1,576,680
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      373,062            1,623          96,867     10,178      1,221,030
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             346,616           28,053          42,513     12,995        626,499
Net transfers(1)                                    (3,075,756)         (16,949)       (135,547)   (40,253)      (418,165)
Transfers for policy loans                              25,234              470             860     (1,051)       (33,129)
Policy charges                                        (131,777)         (12,670)        (30,101)    (3,603)      (416,726)
Contract terminations:
    Surrender benefits                                (143,543)          (9,989)        (64,281)    (5,140)      (630,128)
    Death benefits                                          --               --              --         --             --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,979,226)         (11,085)       (186,556)   (37,052)      (871,649)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,193,264          206,672         844,783    154,840      7,224,938
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 2,587,100         $197,210       $ 755,094   $127,966     $7,574,319
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,921,486          155,586         499,285    111,607      5,842,676
Contract purchase payments                             316,316           21,234          23,886      9,507        493,551
Net transfers(1)                                    (2,822,705)         (13,125)        (75,069)   (29,177)      (333,982)
Transfers for policy loans                              21,909              358             482       (706)       (26,415)
Policy charges                                        (119,305)          (9,693)        (16,897)    (2,679)      (327,874)
Contract terminations:
    Surrender benefits                                (129,210)          (8,166)        (36,840)    (3,980)      (493,089)
    Death benefits                                          --               --              --         --             --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,188,491          146,194         394,847     84,572      5,154,867
---------------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                        PUT VT          ROYCE        THIRD         VP            VP
                                                    MULTI-CAP GRO,   MICRO-CAP,       AVE         AGGR,        AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL IB(2)       INVEST CL       VAL        CL 2(3)      CL 4(3)
 OPERATIONS
Investment income (loss) -- net                        $   (790)     $   35,333   $  102,719   $   (4,304)  $   (78,827)
Net realized gain (loss) on sales of investments            266          19,500     (313,029)       2,672        47,413
Distributions from capital gains                             --              --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                            40,000         923,072      623,254      137,948     1,780,470
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        39,476         977,905      412,944      136,316     1,749,056
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                9,675         241,591      278,150       78,660     1,159,301
Net transfers(1)                                        306,284        (293,695)    (340,023)   1,209,541    12,293,227
Transfers for policy loans                                  152         (47,129)     (23,991)        (507)      (34,327)
Policy charges                                           (3,676)       (160,830)    (135,472)      (8,405)     (281,998)
Contract terminations:
    Surrender benefits                                     (233)       (293,616)    (437,992)          --      (209,902)
    Death benefits                                           --              --           --           --            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          312,202        (553,679)    (659,328)   1,279,289    12,926,301
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --       3,819,657    3,858,448           --            --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $351,678      $4,243,883   $3,612,064   $1,415,605   $14,675,357
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --       1,688,682    2,125,792           --            --
Contract purchase payments                                8,867         100,677      153,219       71,918     1,150,053
Net transfers(1)                                        305,689        (120,670)    (186,753)   1,198,104    12,443,790
Transfers for policy loans                                  144         (20,118)     (13,271)        (260)      (32,498)
Policy charges                                           (3,447)        (66,909)     (74,768)      (7,955)     (277,004)
Contract terminations:
    Surrender benefits                                     (222)       (123,401)    (242,472)          --      (203,115)
    Death benefits                                           --              --           --           --            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        311,031       1,458,261    1,761,747    1,261,807    13,081,226
-----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.

(3)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        VP          VP         VP DAVIS        VP GS          VP
                                                     CONSERV,    CONSERV,    NY VENTURE,   MID CAP VAL,      MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                CL 2(2)     CL 4(2)        CL 3          CL 3         CL 2(2)
 OPERATIONS
Investment income (loss) -- net                      $   (495)  $  (12,324)  $   (23,402)    $   (868)    $  (10,574)
Net realized gain (loss) on sales of investments        1,155       42,007       368,450        5,968          8,334
Distributions from capital gains                           --           --            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                           3,820       88,056      (437,660)      18,170        231,853
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       4,480      117,739       (92,612)      23,270        229,613
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              9,190      220,491       410,699       10,982        560,495
Net transfers(1)                                      147,546    1,795,501    (6,288,502)      38,839      3,512,498
Transfers for policy loans                                 --      (23,237)        2,081          745        (57,638)
Policy charges                                         (3,382)     (66,920)      (98,385)      (1,055)       (60,228)
Contract terminations:
    Surrender benefits                                     --      (18,421)     (134,518)      (8,483)       (57,664)
    Death benefits                                         --           --            --           --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        153,354    1,907,414    (6,108,625)      41,028      3,897,463
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --           --     6,549,692       72,586             --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $157,834   $2,025,153   $   348,455     $136,884     $4,127,076
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --           --     8,519,712       77,030             --
Contract purchase payments                              8,891      215,344       524,413       11,186        524,662
Net transfers(1)                                      145,364    1,829,076    (8,340,002)      40,771      3,416,652
Transfers for policy loans                                 --      (23,073)        3,098          754        (55,477)
Policy charges                                         (3,278)     (65,724)     (125,481)      (1,041)       (57,436)
Contract terminations:
    Surrender benefits                                     --      (18,434)     (171,665)      (8,330)       (55,945)
    Death benefits                                         --           --            --           --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      150,977    1,937,189       410,075      120,370      3,772,456
--------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP           VP            VP            VP             VP
                                                      MOD,       MOD AGGR,    MOD AGGR,    MOD CONSERV,   MOD CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 4(2)       CL 2(2)      CL 4(2)        CL 2(2)        CL 4(2)
 OPERATIONS
Investment income (loss) -- net                   $  (211,782)  $   (7,595)  $  (232,622)    $ (1,811)     $  (44,076)
Net realized gain (loss) on sales of investments       60,663       40,178        39,028          809          92,665
Distributions from capital gains                           --           --            --           --              --
Net change in unrealized appreciation or
  depreciation of investments                       3,448,048      205,573     4,610,269       28,299         511,248
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,296,929      238,156     4,416,675       27,297         559,837
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,489,174      342,916     3,694,359       48,244         594,553
Net transfers(1)                                   34,900,475    2,919,963    38,014,710      561,968       7,232,931
Transfers for policy loans                           (173,221)      13,095      (204,155)        (265)        (33,292)
Policy charges                                     (1,044,022)     (37,909)     (873,709)     (19,706)       (253,846)
Contract terminations:
    Surrender benefits                             (1,413,426)     (21,111)     (821,649)     (20,246)       (889,433)
    Death benefits                                    (24,319)          --            --           --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     34,734,661    3,216,954    39,809,556      569,995       6,650,913
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --           --            --           --              --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $38,031,590   $3,455,110   $44,226,231     $597,292      $7,210,750
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --           --            --           --              --
Contract purchase payments                          2,431,409      327,981     3,586,384       46,842         581,435
Net transfers(1)                                   34,927,605    2,820,968    37,996,552      549,736       7,272,298
Transfers for policy loans                           (166,431)      13,480      (200,035)        (250)        (31,753)
Policy charges                                     (1,017,387)     (35,818)     (851,623)     (19,011)       (247,939)
Contract terminations:
    Surrender benefits                             (1,389,080)     (19,367)     (792,291)     (19,126)       (842,727)
    Death benefits                                    (23,324)          --            --           --              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   34,762,792    3,107,244    39,738,987      558,191       6,731,314
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        VP PTNRS                                   WF ADV      WF ADV
                                                      SM CAP VAL,      WANGER        WANGER     VT INTL EQ,    VT OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                      CL 3          INTL          USA           CL 2        CL 2
 OPERATIONS
Investment income (loss) -- net                       $   (18,963)  $    72,040   $   (52,359)   $   (1,959)  $   (258)
Net realized gain (loss) on sales of investments          393,719        54,604        63,649        68,576       (105)
Distributions from capital gains                               --            --            --        47,331         --
Net change in unrealized appreciation or
  depreciation of investments                             (22,137)      886,591     1,092,624        80,307     44,934
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              352,619     1,013,235     1,103,914       194,255     44,571
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                320,873       620,918       636,625       107,826     25,890
Net transfers(1)                                       (4,333,950)   (2,448,730)   (2,258,797)     (176,931)    21,220
Transfers for policy loans                                 (5,009)      (59,006)      (37,047)       (5,749)       192
Policy charges                                            (81,250)     (221,305)     (259,468)      (46,059)    (6,566)
Contract terminations:
    Surrender benefits                                   (107,164)     (342,802)     (431,630)     (117,031)   (12,458)
    Death benefits                                             --            --            --            --         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (4,206,500)   (2,450,925)   (2,350,317)     (237,944)    28,278
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,521,171     7,000,494     6,898,467     1,420,359    174,633
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $   667,290   $ 5,562,804   $ 5,652,064    $1,376,670   $247,482
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,991,216     4,069,216     4,200,105     1,100,741    120,740
Contract purchase payments                                198,808       344,541       372,879        82,190     16,903
Net transfers(1)                                       (2,712,245)   (1,455,399)   (1,333,473)     (128,481)    14,051
Transfers for policy loans                                 (2,974)      (32,788)      (21,512)       (4,489)        99
Policy charges                                            (50,263)     (122,442)     (151,936)      (35,140)    (4,257)
Contract terminations:
    Surrender benefits                                    (66,579)     (191,200)     (251,021)      (90,790)    (8,011)
    Death benefits                                             --            --            --            --         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          357,963     2,611,928     2,815,042       924,031    139,525
----------------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  49

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  WF ADV
                                                                              VT SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                               CL 2
 OPERATIONS
Investment income (loss) -- net                                                  $ (5,630)
Net realized gain (loss) on sales of investments                                   (2,031)
Distributions from capital gains                                                       --
Net change in unrealized appreciation or depreciation of investments              148,125
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   140,464
--------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                         90,517
Net transfers(1)                                                                  (87,731)
Transfers for policy loans                                                           (926)
Policy charges                                                                    (22,117)
Contract terminations:
    Surrender benefits                                                            (26,476)
    Death benefits                                                                     --
--------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                    (46,733)
--------------------------------------------------------------------------------------------
Net assets at beginning of year                                                   586,831
--------------------------------------------------------------------------------------------
Net assets at end of year                                                        $680,562
--------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                            348,901
Contract purchase payments                                                         49,760
Net transfers(1)                                                                  (49,637)
Transfers for policy loans                                                           (439)
Policy charges                                                                    (12,311)
Contract terminations:
    Surrender benefits                                                            (14,205)
    Death benefits                                                                     --
--------------------------------------------------------------------------------------------
Units outstanding at end of year                                                  322,069
--------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource(R) Variable Universal Life Insurance III (VUL III-NY) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through VUL III-NY policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under VUL III policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through VUL III-NY.

DIVISION                        FUND
--------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                American Century VP International, Class I
AC VP Val, Cl I                 American Century VP Value, Class I
Calvert VP SRI Bal              Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3                Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Emer Mkts Opp, Cl 3      Columbia Variable Portfolio - Emerging Markets Opportunity Fund
                                  (Class 3)
Col VP Global Bond, Cl 3        Columbia Variable Portfolio - Global Bond Fund (Class 3)
Col VP Global Inflation Prot    Columbia Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
Col VP Hi Inc, Cl 2             Columbia Variable Portfolio - High Income Fund (Class 2)
Col VP Hi Yield Bond, Cl 3      Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3            Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3           Columbia Variable Portfolio - International Opportunity Fund
                                  (Class 3)
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Mid Cap Gro Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund
                                  (Class 3)
Col VP Mid Cap Val Opp, Cl 3    Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
                                  (Class 3)
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3  Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
                                  3)
Col VP Select Sm Cap Val, Cl 3  Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class
                                  3)
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst  Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional
                                  Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Invesco VI Cap Appr, Ser I      Invesco V.I. Capital Appreciation Fund, Series I Shares(1)
Invesco VI Cap Dev, Ser I       Invesco V.I. Capital Development Fund, Series I Shares(2)
Invesco VI Core Eq, Ser I       Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I      Invesco V.I. Diversified Dividend Fund, Series I Shares(3)
                                  (previously Invesco V.I. Dividend Growth Fund, Series I Shares)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser
II                              Invesco Van Kampen V.I. Comstock Fund, Series II Shares
Janus Aspen Enterprise, Serv    Janus Aspen Series Enterprise Portfolio: Service Shares


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  51

DIVISION                        FUND
--------------------------------------------------------------------------------------------------
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II   Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II       Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA     Putnam VT Multi-Cap Growth Fund - Class IA Shares
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(4)
Royce Micro-Cap, Invest Cl      Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                   Third Avenue Value Portfolio
VP Aggr, Cl 2                   Variable Portfolio - Aggressive Portfolio (Class 2)(5)
VP Aggr, Cl 4                   Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                Variable Portfolio - Conservative Portfolio (Class 2)(6)
VP Conserv, Cl 4                Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3       Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3         Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                    Variable Portfolio - Moderate Portfolio (Class 2)(7)
VP Mod, Cl 4                    Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2               Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(8)
VP Mod Aggr, Cl 4               Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2            Variable Portfolio - Moderately Conservative Portfolio (Class
                                  2)(9)
VP Mod Conserv, Cl 4            Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Intl Eq, Cl 2         Wells Fargo Advantage VT International Equity Fund - Class 2(10)
WF Adv VT Opp, Cl 2             Wells Fargo Advantage VT Opportunity Fund - Class 2(11)
WF Adv VT Sm Cap Gro, Cl 2      Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
--------------------------------------------------------------------------------------------------



 (1) Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
 (2) Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
 (3) Invesco V.I. Financial Services Fund, Series I Shares merged into Invesco V.I. Diversified Dividend Fund, Series I Shares on April 29, 2011.
 (4) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund -- Class IB Shares on Sept. 24, 2010.
 (5) Disciplined Asset Allocation Portfolios - Aggressive merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.
 (6) Disciplined Asset Allocation Portfolios - Conservative merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.
 (7) Disciplined Asset Allocation Portfolios - Moderate merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.
 (8) Disciplined Asset Allocation Portfolios - Moderately Aggressive merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.
 (9) Disciplined Asset Allocation Portfolios - Moderately Conservative merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.
(10) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.
(11) Wells Fargo Advantage VT Core Equity Fund - Class 2 merged into Wells Fargo Advantage VT Opportunity Fund - Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
For VUL III-NY policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45% or 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through VUL III-NY policies.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a no lapse guarantee charge.

Additional information can be found in the product prospectus.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  53

5. SURRENDER CHARGES
RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                                 FEES PAID TO:
----------------------------------------------------------------------------------------------------------------------
Investment Management Services Agreement                       Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------------------------------
Administrative Services Agreement                              Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement                        Columbia Management Investment Services Corp.
----------------------------------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to Rule 12b-1      Columbia Management Investment Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life of NY's general account to affiliated funds.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:

DIVISION                               PURCHASES
---------------------------------------------------------
AB VPS Gro & Inc, Cl B                 $    159,612
AB VPS Intl Val, Cl B                       583,676
AB VPS Lg Cap Gro, Cl B                      93,353
AC VP Intl, Cl I                            288,169
AC VP Val, Cl I                             752,084
Calvert VP SRI Bal                           53,618
Col VP Bal, Cl 3                            676,190
Col VP Cash Mgmt, Cl 3                    3,135,789
Col VP Div Bond, Cl 3                     1,978,512
Col VP Div Eq Inc, Cl 3                   1,065,388
Col VP Dyn Eq, Cl 3                       1,441,172
Col VP Emer Mkts Opp, Cl 3                  595,983
Col VP Global Bond, Cl 3                    564,967
Col VP Global Inflation Prot
Sec, Cl 3                                   478,956
Col VP Hi Inc, Cl 2                         129,146
Col VP Hi Yield Bond, Cl 3                  772,929
Col VP Inc Opp, Cl 3                        269,248
Col VP Intl Opp, Cl 3                       512,546
Col VP Lg Cap Gro, Cl 3                     276,613
Col VP Mid Cap Gro Opp, Cl 3                299,460
Col VP Mid Cap Val Opp, Cl 3                 96,565
Col VP S&P 500, Cl 3                        803,717
Col VP Select Lg Cap Val, Cl 3              124,113
Col VP Select Sm Cap Val, Cl 3              200,673
Col VP Short Duration, Cl 3                 755,594
CS Commodity Return                         369,525
EV VT Floating-Rate Inc                     600,408
Fid VIP Contrafund, Serv Cl 2               868,076
Fid VIP Gro & Inc, Serv Cl                  863,124
Fid VIP Mid Cap, Serv Cl                  1,394,821
Fid VIP Overseas, Serv Cl                   321,339
FTVIPT Frank Global Real Est, Cl
2                                           586,857
FTVIPT Frank Sm Cap Val, Cl 2               380,422
FTVIPT Mutual Shares Sec, Cl 2              184,146
GS VIT Mid Cap Val, Inst                    835,922
GS VIT Structd Sm Cap Eq, Inst              166,264
GS VIT Structd U.S. Eq, Inst                510,666
Invesco VI Cap Appr, Ser I                  248,192
Invesco VI Cap Dev, Ser I                   128,097
Invesco VI Core Eq, Ser I                   801,323
Invesco VI Div Divd, Ser I                  445,747
Invesco VI Intl Gro, Ser II                 455,505
Invesco VI Tech, Ser I                      151,359
Invesco VanK VI Comstock, Ser II             95,550
Janus Aspen Enterprise, Serv                308,726
Janus Aspen Global Tech, Serv               384,263
Janus Aspen Janus, Serv                     125,952
Janus Aspen Overseas, Serv                1,057,756
MFS Inv Gro Stock, Serv Cl                  603,874
MFS New Dis, Serv Cl                        701,339
MFS Utilities, Serv Cl                      288,216
MS UIF Global Real Est, Cl II                90,995
MS UIF Mid Cap Gro, Cl II                   134,786
Oppen Global Sec VA, Serv                   118,924
Oppen Global Strategic Inc VA,
Srv                                         624,159
Oppen Main St Sm Mid Cap VA,
Serv                                        122,392
---------------------------------------------------------


--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

DIVISION                               PURCHASES
---------------------------------------------------------
PIMCO VIT All Asset, Advisor Cl        $  1,641,997
Put VT Global Hlth Care, Cl IB               67,470
Put VT Hi Yield, Cl IB                      263,127
Put VT Intl Eq, Cl IB                        47,202
Put VT Multi-Cap Gro, Cl IA                 538,823
Put VT Multi-Cap Gro, Cl IB                 245,658
Royce Micro-Cap, Invest Cl                  754,661
Third Ave Val                               794,805
VP Aggr, Cl 2                             2,274,411
VP Aggr, Cl 4                             3,001,152
VP Conserv, Cl 2                            788,186
VP Conserv, Cl 4                          1,490,357
VP Davis NY Venture, Cl 3                   129,855
VP GS Mid Cap Val, Cl 3                      31,608
VP Mod, Cl 2                              6,890,799
VP Mod, Cl 4                              7,280,258
VP Mod Aggr, Cl 2                         4,951,895
VP Mod Aggr, Cl 4                         9,224,286
VP Mod Conserv, Cl 2                      1,445,909
VP Mod Conserv, Cl 4                      2,236,038
VP Ptnrs Sm Cap Val, Cl 3                    74,130
Wanger Intl                               1,037,783
Wanger USA                                1,195,934
WF Adv VT Intl Eq, Cl 2                     301,835
WF Adv VT Opp, Cl 2                         719,334
WF Adv VT Sm Cap Gro, Cl 2                   95,984
=========================================================



8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2011:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               $1.48         $1.29         $1.52         $1.46         $1.48
0.90%                                                1.27          1.19          0.90          0.90          1.68
--------------------------------------------------------------------------------------------------------------------





                                                   CALVERT       COL VP        COL VP        COL VP        COL VP
                                                   VP SRI         BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                           BAL          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.49         $1.50         $0.99         $1.30         $1.54
0.90%                                                1.06          1.05          1.10          1.58          1.57
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                                 COL VP                      GLOBAL
                                                   COL VP       EMER MKTS      COL VP       INFLATION      COL VP
                                                   DYN EQ,        OPP,      GLOBAL BOND,    PROT SEC,      HI INC,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.69         $1.82         $1.26         $1.22         $1.63
0.90%                                                0.76          2.58          1.87          1.30          1.34
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP                                                  COL VP
                                                  HI YIELD       COL VP        COL VP        COL VP      MID CAP GRO
                                                    BOND,       INC OPP,      INTL OPP,    LG CAP GRO,      OPP,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.75         $1.60         $1.41         $1.62         $1.84
0.90%                                                1.93          1.43          0.73          0.58          1.36
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP                      COL VP        COL VP        COL VP
                                                 MID CAP VAL     COL VP       SELECT LG     SELECT SM       SHORT
                                                    OPP,        S&P 500,      CAP VAL,      CAP VAL,      DURATION,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.69         $1.58         $1.64         $1.75         $1.08
0.90%                                                0.94          0.98          0.95          1.34          1.25
--------------------------------------------------------------------------------------------------------------------





                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2      SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                               $1.28         $1.51         $1.66         $1.60         $1.68
0.90%                                                0.87          1.11          0.92          1.04          2.11
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  55

                                                                                             FTVIPT
                                                              FTVIPT FRANK                   MUTUAL
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     SHARES        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,      SEC,      MID CAP VAL,
SUBACCOUNT                                         SERV CL        CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
0.45%                                               $1.33         $1.55         $1.77         $1.45         $1.64
0.90%                                                0.97          1.64          2.19          1.38          2.23
--------------------------------------------------------------------------------------------------------------------





                                                   GS VIT        GS VIT
                                                 STRUCTD SM      STRUCTD       INVESCO       INVESCO       INVESCO
                                                   CAP EQ,      U.S. EQ,    VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
SUBACCOUNT                                          INST          INST          SER I         SER I         SER I
                                                --------------------------------------------------------------------
0.45%                                               $1.87         $1.53         $1.32         $1.62         $1.50
0.90%                                                1.48          0.93          0.62          1.21          1.86
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI      INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                  DIV DIVD,   VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
SUBACCOUNT                                          SER I        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.45%                                               $0.92         $1.50         $1.88         $1.61         $1.88
0.90%                                                0.92          0.84          1.40          0.82          0.84
--------------------------------------------------------------------------------------------------------------------





                                                                                               MFS
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                   GLOBAL        JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                       TECH, SERV       SERV          SERV         SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                               $1.85         $1.52         $1.57         $1.64         $2.13
0.90%                                                0.61          0.88          1.38          0.77          1.18
--------------------------------------------------------------------------------------------------------------------





                                                                   MS            MS           OPPEN     OPPEN GLOBAL
                                                     MFS       UIF GLOBAL    UIF MID CAP   GLOBAL SEC     STRATEGIC
                                                 UTILITIES,     REAL EST,       GRO,           VA,         INC VA,
SUBACCOUNT                                         SERV CL        CL II         CL II         SERV           SRV
                                                --------------------------------------------------------------------
0.45%                                               $1.64         $1.79         $2.04         $1.60         $1.36
0.90%                                                2.69          0.73          1.08          0.95          1.28
--------------------------------------------------------------------------------------------------------------------





                                                 OPPEN MAIN       PIMCO        PUT VT
                                                  ST SM MID      VIT ALL     GLOBAL HLTH     PUT VT        PUT VT
                                                   CAP VA,       ASSET,         CARE,       HI YIELD,     INTL EQ,
SUBACCOUNT                                          SERV       ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.45%                                               $1.83         $1.44         $1.27         $1.65         $1.28
0.90%                                                0.96          1.19          1.32          1.93          1.24
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT
                                                  MULTI-CAP     MULTI-CAP       ROYCE         THIRD          VP
                                                    GRO,          GRO,       MICRO-CAP,        AVE          AGGR,
SUBACCOUNT                                          CL IA         CL IB       INVEST CL        VAL          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.56         $1.07         $1.92         $1.41         $1.09
0.90%                                                1.38          1.06          2.54          1.60          1.08
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               $1.09         $1.08         $1.08         $1.56         $1.66
0.90%                                                1.08          1.07          1.07          0.81          1.05
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.10         $1.10         $1.09         $1.10         $1.09
0.90%                                                1.09          1.09          1.09          1.09          1.08
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                                                     VP         VP PTNRS                                  WF ADV VT
                                                MOD CONSERV,   SM CAP VAL,     WANGER        WANGER       INTL EQ,
SUBACCOUNT                                          CL 4          CL 3          INTL           USA          CL 2
                                                --------------------------------------------------------------------
0.45%                                               $1.09         $1.76         $1.71         $1.79         $1.30
0.90%                                                1.08          1.76          1.80          1.92          1.29
--------------------------------------------------------------------------------------------------------------------





                                                                           WF ADV        WF ADV
                                                                             VT            VT
                                                                            OPP,       SM CAP GRO,
SUBACCOUNT                                                                  CL 2          CL 2
                                                                        --------------------------
0.45%                                                                       $1.81         $2.05
0.90%                                                                        1.66          2.00
--------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2011:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                               11,229        102,822      21,913        115,610        351,636
0.90%                                              899,404      2,262,284      63,541        687,032      1,760,740
--------------------------------------------------------------------------------------------------------------------
Total                                              910,633      2,365,106      85,454        802,642      2,112,376
--------------------------------------------------------------------------------------------------------------------





                                                 CALVERT VP      COL VP        COL VP        COL VP        COL VP
                                                     SRI          BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                           BAL          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               38,344        316,387       727,567       706,431       464,086
0.90%                                              287,152     12,273,227     3,542,638     6,428,800     6,894,502
--------------------------------------------------------------------------------------------------------------------
Total                                              325,496     12,589,614     4,270,205     7,135,231     7,358,588
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                                 COL VP                      GLOBAL
                                                   COL VP       EMER MKTS      COL VP       INFLATION      COL VP
                                                   DYN EQ,        OPP,      GLOBAL BOND,    PROT SEC,      HI INC,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                               653,631       125,520       171,149      108,705         4,982
0.90%                                            23,880,050       927,782     1,468,980      822,800       289,726
--------------------------------------------------------------------------------------------------------------------
Total                                            24,533,681     1,053,302     1,640,129      931,505       294,708
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP                                                  COL VP
                                                  HI YIELD       COL VP        COL VP        COL VP      MID CAP GRO
                                                    BOND,       INC OPP,      INTL OPP,    LG CAP GRO,      OPP,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               127,753       22,162        132,035        98,748       51,810
0.90%                                             1,660,872      456,708      8,697,167     2,260,838      311,159
--------------------------------------------------------------------------------------------------------------------
Total                                             1,788,625      478,870      8,829,202     2,359,586      362,969
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP                      COL VP        COL VP        COL VP
                                                 MID CAP VAL     COL VP       SELECT LG     SELECT SM       SHORT
                                                    OPP,        S&P 500,      CAP VAL,      CAP VAL,      DURATION,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                                8,093        292,263          110        33,885        248,687
0.90%                                              221,576      4,052,287      156,745       589,129      2,441,216
--------------------------------------------------------------------------------------------------------------------
Total                                              229,669      4,344,550      156,855       623,014      2,689,903
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  57

                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2      SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                               57,616        75,767        123,268       421,767       640,534
0.90%                                              832,519       665,309      2,661,257     2,973,797     2,448,116
--------------------------------------------------------------------------------------------------------------------
Total                                              890,135       741,076      2,784,525     3,395,564     3,088,650
--------------------------------------------------------------------------------------------------------------------





                                                              FTVIPT FRANK                   FTVIPT
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,   SHARES SEC,  MID CAP VAL,
SUBACCOUNT                                         SERV CL        CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
0.45%                                               112,433       119,888      106,230         17,903       334,201
0.90%                                             1,260,847     1,261,980      831,167      1,063,303     1,981,922
--------------------------------------------------------------------------------------------------------------------
Total                                             1,373,280     1,381,868      937,397      1,081,206     2,316,123
--------------------------------------------------------------------------------------------------------------------





                                                   GS VIT        GS VIT
                                                 STRUCTD SM   STRUCTD U.S.     INVESCO       INVESCO       INVESCO
                                                   CAP EQ,         EQ,      VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
SUBACCOUNT                                          INST          INST          SER I         SER I         SER I
                                                --------------------------------------------------------------------
0.45%                                               40,725        195,293      107,535        50,066        339,475
0.90%                                              298,470      1,553,184      532,768       191,114      5,367,431
--------------------------------------------------------------------------------------------------------------------
Total                                              339,195      1,748,477      640,303       241,180      5,706,906
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI      INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                  DIV DIVD,   VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
SUBACCOUNT                                          SER I        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.45%                                               10,167       187,624        14,470         4,377       105,521
0.90%                                              356,745       722,184       195,653       258,731       289,249
--------------------------------------------------------------------------------------------------------------------
Total                                              366,912       909,808       210,123       263,108       394,770
--------------------------------------------------------------------------------------------------------------------




                                                                                               MFS
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                GLOBAL TECH,     JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                          SERV          SERV          SERV         SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                                64,378       15,445        352,781       262,241       112,849
0.90%                                             1,764,751      551,939      2,141,756     1,845,818       971,176
--------------------------------------------------------------------------------------------------------------------
Total                                             1,829,129      567,384      2,494,537     2,108,059     1,084,025
--------------------------------------------------------------------------------------------------------------------





                                                                                                            OPPEN
                                                                   MS            MS           OPPEN        GLOBAL
                                                     MFS       UIF GLOBAL    UIF MID CAP   GLOBAL SEC     STRATEGIC
                                                 UTILITIES,     REAL EST,       GRO,           VA,         INC VA,
SUBACCOUNT                                         SERV CL        CL II         CL II         SERV           SRV
                                                --------------------------------------------------------------------
0.45%                                               48,755        10,506         9,954        12,569        145,934
0.90%                                              453,299       239,563       234,323       553,369      2,105,216
--------------------------------------------------------------------------------------------------------------------
Total                                              502,054       250,069       244,277       565,938      2,251,150
--------------------------------------------------------------------------------------------------------------------





                                                 OPPEN MAIN       PIMCO        PUT VT
                                                  ST SM MID      VIT ALL     GLOBAL HLTH     PUT VT        PUT VT
                                                   CAP VA,       ASSET,         CARE,       HI YIELD,     INTL EQ,
SUBACCOUNT                                          SERV       ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.45%                                                5,926        189,773        4,405        73,103        5,715
0.90%                                              303,495      2,254,870      158,754       287,856       73,823
--------------------------------------------------------------------------------------------------------------------
Total                                              309,421      2,444,643      163,159       360,959       79,538
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                                                   PUT VT        PUT VT
                                                  MULTI-CAP     MULTI-CAP       ROYCE         THIRD          VP
                                                    GRO,          GRO,       MICRO-CAP,        AVE          AGGR,
SUBACCOUNT                                          CL IA         CL IB       INVEST CL        VAL          CL 2
                                                --------------------------------------------------------------------
0.45%                                               170,198      182,301        259,145       393,935       104,105
0.90%                                             4,471,305       96,727      1,107,723     1,221,353     2,717,940
--------------------------------------------------------------------------------------------------------------------
Total                                             4,641,503      279,028      1,366,868     1,615,288     2,822,045
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                               715,378       30,929        183,456       22,086         1,830
0.90%                                            12,317,330      494,010      1,860,335      437,507       112,825
--------------------------------------------------------------------------------------------------------------------
Total                                            13,032,708      524,939      2,043,791      459,593       114,655
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                               241,720     1,861,143       299,720     4,172,951       151,964
0.90%                                             9,016,075    33,117,690     6,720,315    35,233,328     1,415,627
--------------------------------------------------------------------------------------------------------------------
Total                                             9,257,795    34,978,833     7,020,035    39,406,279     1,567,591
--------------------------------------------------------------------------------------------------------------------





                                                     VP         VP PTNRS                                  WF ADV VT
                                                MOD CONSERV,   SM CAP VAL,     WANGER        WANGER       INTL EQ,
SUBACCOUNT                                          CL 4          CL 3          INTL           USA          CL 2
                                                --------------------------------------------------------------------
0.45%                                               634,424       10,959        173,238       216,851      127,078
0.90%                                             5,562,821      332,741      2,244,584     2,393,123      662,656
--------------------------------------------------------------------------------------------------------------------
Total                                             6,197,245      343,700      2,417,822     2,609,974      789,734
--------------------------------------------------------------------------------------------------------------------




                                                                         WF ADV VT      WF ADV VT
                                                                            OPP,       SM CAP GRO,
SUBACCOUNT                                                                  CL 2          CL 2
                                                                        --------------------------
0.45%                                                                       17,696         7,205
0.90%                                                                      516,881       294,956
--------------------------------------------------------------------------------------------------
Total                                                                      534,577       302,161
--------------------------------------------------------------------------------------------------



The following is a summary of net assets at Dec. 31, 2011:

                                                   AB VPS        AB VPS        AB VPS         AC VP         AC VP
                                                 GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         VAL,
SUBACCOUNT                                          CL B          CL B          CL B          CL I          CL I
                                                --------------------------------------------------------------------
0.45%                                            $   16,665    $  132,773      $33,328      $168,229     $  518,734
0.90%                                             1,141,028     2,688,720       57,191       619,907      2,958,370
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,157,693    $2,821,493      $90,519      $788,136     $3,477,104
--------------------------------------------------------------------------------------------------------------------





                                                 CALVERT VP      COL VP        COL VP        COL VP        COL VP
                                                     SRI          BAL,       CASH MGMT,     DIV BOND,    DIV EQ INC,
SUBACCOUNT                                           BAL          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             $ 57,130     $   474,112   $  718,992    $   917,339   $   715,876
0.90%                                              304,205      12,862,759    3,904,759     10,135,592    10,823,846
--------------------------------------------------------------------------------------------------------------------
Total                                             $361,335     $13,336,871   $4,623,751    $11,052,931   $11,539,722
--------------------------------------------------------------------------------------------------------------------





                                                                                             COL VP
                                                                 COL VP                      GLOBAL
                                                   COL VP       EMER MKTS      COL VP       INFLATION      COL VP
                                                   DYN EQ,        OPP,      GLOBAL BOND,    PROT SEC,      HI INC,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $ 1,103,099   $  228,110    $  215,501    $  132,803     $  8,111
0.90%                                             18,239,455    2,394,418     2,747,488     1,072,161      389,414
--------------------------------------------------------------------------------------------------------------------
Total                                            $19,342,554   $2,622,528    $2,962,989    $1,204,964     $397,525
--------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  59

                                                   COL VP                                                  COL VP
                                                  HI YIELD       COL VP        COL VP        COL VP      MID CAP GRO
                                                    BOND,       INC OPP,      INTL OPP,    LG CAP GRO,      OPP,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $  223,430     $ 35,526     $  186,801    $  160,249     $ 95,508
0.90%                                             3,201,905      653,432      6,358,683     1,321,270      423,164
--------------------------------------------------------------------------------------------------------------------
Total                                            $3,425,335     $688,958     $6,545,484    $1,481,519     $518,672
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP                      COL VP        COL VP        COL VP
                                                 MID CAP VAL     COL VP       SELECT LG     SELECT SM       SHORT
                                                    OPP,        S&P 500,      CAP VAL,      CAP VAL,      DURATION,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                             $ 13,640     $  461,768     $    301      $ 59,448     $  269,438
0.90%                                              208,988      3,952,062      148,668       792,255      3,061,483
--------------------------------------------------------------------------------------------------------------------
Total                                             $222,628     $4,413,830     $148,969      $851,703     $3,330,921
--------------------------------------------------------------------------------------------------------------------





                                                                  EV VT
                                                     CS         FLOATING-      FID VIP       FID VIP       FID VIP
                                                  COMMODITY       RATE       CONTRAFUND,   GRO & INC,     MID CAP,
SUBACCOUNT                                         RETURN          INC        SERV CL 2      SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                             $ 73,687      $114,202     $  204,026    $  676,129    $1,074,488
0.90%                                              727,739       741,198      2,450,760     3,098,885     5,167,037
--------------------------------------------------------------------------------------------------------------------
Total                                             $801,426      $855,400     $2,654,786    $3,775,014    $6,241,525
--------------------------------------------------------------------------------------------------------------------





                                                              FTVIPT FRANK                   FTVIPT
                                                   FID VIP     GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT
                                                  OVERSEAS,       EST,       SM CAP VAL,   SHARES SEC,  MID CAP VAL,
SUBACCOUNT                                         SERV CL        CL 2          CL 2          CL 2          INST
                                                --------------------------------------------------------------------
0.45%                                            $  149,746    $  185,838    $  187,916    $   25,984    $  548,097
0.90%                                             1,225,340     2,065,128     1,820,217     1,468,959     4,416,786
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,375,086    $2,250,966    $2,008,133    $1,494,943    $4,964,883
--------------------------------------------------------------------------------------------------------------------





                                                   GS VIT        GS VIT
                                                 STRUCTD SM   STRUCTD U.S.     INVESCO       INVESCO       INVESCO
                                                   CAP EQ,         EQ,      VI CAP APPR,   VI CAP DEV,   VI CORE EQ,
SUBACCOUNT                                          INST          INST          SER I         SER I         SER I
                                                --------------------------------------------------------------------
0.45%                                             $ 76,048     $  299,224     $141,947      $ 81,047     $   508,714
0.90%                                              443,215      1,450,965      331,378       231,688       9,962,666
--------------------------------------------------------------------------------------------------------------------
Total                                             $519,263     $1,750,189     $473,325      $312,735     $10,471,380
--------------------------------------------------------------------------------------------------------------------





                                                 INVESCO VI      INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                  DIV DIVD,   VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
SUBACCOUNT                                          SER I        SER II         SER I        SER II         SERV
                                                --------------------------------------------------------------------
0.45%                                             $  9,357      $281,878      $ 27,219      $  7,064      $197,928
0.90%                                              327,317       607,288       273,984       213,025       243,718
--------------------------------------------------------------------------------------------------------------------
Total                                             $336,674      $889,166      $301,203      $220,089      $441,646
--------------------------------------------------------------------------------------------------------------------





                                                                                               MFS
                                                 JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                GLOBAL TECH,     JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                          SERV          SERV          SERV         SERV CL       SERV CL
                                                --------------------------------------------------------------------
0.45%                                            $  119,010     $ 23,490     $  555,092    $  430,616    $  240,919
0.90%                                             1,079,225      488,445      2,961,702     1,417,564     1,144,903
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,198,235     $511,935     $3,516,794    $1,848,180    $1,385,822
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                                                              MS UIF          MS           OPPEN     OPPEN GLOBAL
                                                  MFS       GLOBAL REAL   UIF MID CAP   GLOBAL SEC     STRATEGIC
                                              UTILITIES,       EST,          GRO,           VA,         INC VA,
SUBACCOUNT                                      SERV CL        CL II         CL II         SERV           SRV
                                             --------------------------------------------------------------------
0.45%                                         $   80,180     $ 18,841      $ 20,281      $ 20,081     $  199,171
0.90%                                          1,217,604      173,688       252,063       526,514      2,689,125
-----------------------------------------------------------------------------------------------------------------
Total                                         $1,297,784     $192,529      $272,344      $546,595     $2,888,296
-----------------------------------------------------------------------------------------------------------------





                                                 OPPEN MAIN       PIMCO        PUT VT
                                                  ST SM MID      VIT ALL     GLOBAL HLTH     PUT VT        PUT VT
                                                   CAP VA,       ASSET,         CARE,       HI YIELD,     INTL EQ,
SUBACCOUNT                                          SERV       ADVISOR CL       CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
0.45%                                             $ 10,817     $  273,198     $  5,587      $120,641       $ 7,342
0.90%                                              291,893      2,691,732      209,639       555,067        91,875
--------------------------------------------------------------------------------------------------------------------
Total                                             $302,710     $2,964,930     $215,226      $675,708       $99,217
--------------------------------------------------------------------------------------------------------------------





                                                   PUT VT        PUT VT
                                                  MULTI-CAP     MULTI-CAP       ROYCE         THIRD          VP
                                                    GRO,          GRO,       MICRO-CAP,        AVE          AGGR,
SUBACCOUNT                                          CL IA         CL IB       INVEST CL        VAL          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $  265,423     $194,960     $  498,066    $  553,793    $  113,030
0.90%                                             6,192,093      102,856      2,811,158     1,954,311     2,928,216
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,457,516     $297,816     $3,309,224    $2,508,104    $3,041,246
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP         VP DAVIS        VP GS
                                                    AGGR,       CONSERV,      CONSERV,     NY VENTURE,  MID CAP VAL,
SUBACCOUNT                                          CL 4          CL 2          CL 4          CL 3          CL 3
                                                --------------------------------------------------------------------
0.45%                                            $   778,128    $ 33,335     $  197,725     $ 34,450      $  3,159
0.90%                                             13,294,091     528,328      1,989,712      355,417       118,854
--------------------------------------------------------------------------------------------------------------------
Total                                            $14,072,219    $561,663     $2,187,437     $389,867      $122,013
--------------------------------------------------------------------------------------------------------------------





                                                     VP            VP            VP            VP            VP
                                                    MOD,          MOD,        MOD AGGR,     MOD AGGR,   MOD CONSERV,
SUBACCOUNT                                          CL 2          CL 4          CL 2          CL 4          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $   264,844   $ 2,041,032   $  328,092    $ 4,576,197   $  165,447
0.90%                                              9,802,089    36,037,363    7,299,703     38,339,628    1,529,235
--------------------------------------------------------------------------------------------------------------------
Total                                            $10,066,933   $38,078,395   $7,627,795    $42,915,825   $1,694,682
--------------------------------------------------------------------------------------------------------------------




                                                     VP         VP PTNRS                                  WF ADV VT
                                                MOD CONSERV,   SM CAP VAL,     WANGER        WANGER       INTL EQ,
SUBACCOUNT                                          CL 4          CL 3          INTL           USA          CL 2
                                                --------------------------------------------------------------------
0.45%                                            $  691,977     $ 19,237     $  295,416    $  388,685    $  165,513
0.90%                                             6,020,868      587,218      4,044,934     4,595,565       851,945
--------------------------------------------------------------------------------------------------------------------
Total                                            $6,712,845     $606,455     $4,340,350    $4,984,250    $1,017,458
--------------------------------------------------------------------------------------------------------------------





                                                                          WF ADV VT     WF ADV VT
                                                                            OPP,       SM CAP GRO,
SUBACCOUNT                                                                  CL 2          CL 2
                                                                        --------------------------
0.45%                                                                     $ 32,059      $ 14,760
0.90%                                                                      857,991       589,172
--------------------------------------------------------------------------------------------------
Total                                                                     $890,050      $603,932
--------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  61

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2011          911   $1.48  to  $1.27   $1,158          1.08%    0.45%   to  0.90%     5.60%    to    5.12%
2010          969   $1.41  to  $1.21   $1,169             --    0.45%   to  0.90%    12.29%    to   11.79%
2009        1,121   $1.25  to  $1.08   $1,210          3.63%    0.45%   to  0.90%    23.96%(5) to   19.27%
2008        1,051   $0.91  to  $0.91     $951          1.79%    0.90%   to  0.90%   (41.23%)   to  (41.23%)
2007        1,066   $1.54  to  $1.54   $1,642          1.21%    0.90%   to  0.90%     3.92%    to    3.92%
---------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2011        2,365   $1.29  to  $1.19   $2,821          3.88%    0.45%   to  0.90%   (19.80%)   to  (20.16%)
2010        2,393   $1.61  to  $1.49   $3,563          2.45%    0.45%   to  0.90%     3.83%    to    3.37%
2009        4,117   $1.55  to  $1.44   $5,929          1.14%    0.45%   to  0.90%    56.91%(5) to   33.15%
2008        3,148   $1.08  to  $1.08   $3,404          0.82%    0.90%   to  0.90%   (53.70%)   to  (53.70%)
2007        1,531   $2.34  to  $2.34   $3,576          1.00%    0.90%   to  0.90%     4.63%    to    4.63%
---------------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2011           85   $1.52  to  $0.90      $91          0.09%    0.45%   to  0.90%    (3.71%)   to   (4.14%)
2010           88   $1.58  to  $0.94      $83          0.35%    0.45%   to  0.90%     9.34%    to    8.85%
2009          142   $1.44  to  $0.86     $123             --    0.45%   to  0.90%    42.62%(5) to   35.88%
2008          101   $0.63  to  $0.63      $64             --    0.90%   to  0.90%   (40.36%)   to  (40.36%)
2007           25   $1.06  to  $1.06      $27             --    0.90%   to  0.90%     6.50%(4) to    6.50%(4)
---------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2011          803   $1.46  to  $0.90     $788          1.40%    0.45%   to  0.90%   (12.44%)   to  (12.83%)
2010          926   $1.66  to  $1.04     $962          2.57%    0.45%   to  0.90%    12.79%    to   12.28%
2009        1,254   $1.47  to  $0.92   $1,156          2.08%    0.45%   to  0.90%    48.72%(5) to   32.57%
2008        1,452   $0.70  to  $0.70   $1,010          0.92%    0.90%   to  0.90%   (45.32%)   to  (45.32%)
2007        2,304   $1.27  to  $1.27   $2,930          0.66%    0.90%   to  0.90%    16.99%    to   16.99%
---------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2011        2,112   $1.48  to  $1.68   $3,477          2.03%    0.45%   to  0.90%     0.56%    to    0.11%
2010        2,284   $1.47  to  $1.68   $3,833          2.19%    0.45%   to  0.90%    12.92%    to   12.41%
2009        2,628   $1.30  to  $1.49   $3,924          5.75%    0.45%   to  0.90%    29.91%(5) to   18.79%
2008        2,985   $1.26  to  $1.26   $3,752          2.65%    0.90%   to  0.90%   (27.43%)   to  (27.43%)
2007        4,434   $1.73  to  $1.73   $7,681          1.57%    0.90%   to  0.90%    (5.99%)   to   (5.99%)
---------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BAL
2011          325   $1.49  to  $1.06     $361          1.26%    0.45%   to  0.90%     4.10%    to    3.63%
2010          364   $1.43  to  $1.02     $383          1.32%    0.45%   to  0.90%    11.60%    to   11.09%
2009          418   $1.28  to  $0.92     $384          1.85%    0.45%   to  0.90%    27.63%(5) to   24.17%
2008          540   $0.74  to  $0.74     $400          2.38%    0.90%   to  0.90%   (31.94%)   to  (31.94%)
2007          606   $1.09  to  $1.09     $660          2.33%    0.90%   to  0.90%     1.83%    to    1.83%
---------------------------------------------------------------------------------------------------------------
COL VP BAL, CL 3
2011       12,590   $1.50  to  $1.05  $13,337             --    0.45%   to  0.90%     1.93%    to    1.47%
2010       14,247   $1.47  to  $1.03  $14,718             --    0.45%   to  0.90%    12.03%    to   11.52%
2009       16,348   $1.31  to  $0.93  $15,142             --    0.45%   to  0.90%    30.33%(5) to   23.11%
2008       19,230   $0.75  to  $0.75  $14,467          0.25%    0.90%   to  0.90%   (30.54%)   to  (30.54%)
2007       24,520   $1.08  to  $1.08  $26,559          2.87%    0.90%   to  0.90%     0.82%    to    0.82%
---------------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2011        4,270   $0.99  to  $1.10   $4,624          0.01%    0.45%   to  0.90%    (0.44%)   to   (0.89%)
2010        4,118   $0.99  to  $1.11   $4,581          0.01%    0.45%   to  0.90%    (0.44%)   to   (0.89%)
2009        5,369   $1.00  to  $1.12   $6,026          0.07%    0.45%   to  0.90%    (0.30%)(5)to   (0.74%)
2008        7,983   $1.13  to  $1.13   $9,024          2.26%    0.90%   to  0.90%     1.35%    to    1.35%
2007        7,117   $1.12  to  $1.12   $7,938          4.72%    0.90%   to  0.90%     3.89%    to    3.89%
---------------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2011        7,135   $1.30  to  $1.58  $11,053          4.52%    0.45%   to  0.90%     6.21%    to    5.72%
2010        7,560   $1.22  to  $1.49  $11,272          4.02%    0.45%   to  0.90%     7.84%    to    7.35%
2009       16,785   $1.13  to  $1.39  $23,317          4.01%    0.45%   to  0.90%    13.38%(5) to   13.40%
2008       14,554   $1.23  to  $1.23  $17,830          0.41%    0.90%   to  0.90%    (7.15%)   to   (7.15%)
2007       11,883   $1.32  to  $1.32  $15,679          4.75%    0.90%   to  0.90%     4.25%    to    4.25%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2011        7,359   $1.54  to  $1.57  $11,540             --    0.45%   to  0.90%    (5.43%)   to   (5.86%)
2010        8,131   $1.63  to  $1.67  $13,561             --    0.45%   to  0.90%    16.31%    to   15.78%
2009       13,915   $1.40  to  $1.44  $20,042             --    0.45%   to  0.90%    39.18%(5) to   26.32%
2008       14,276   $1.14  to  $1.14  $16,279          0.08%    0.90%   to  0.90%   (41.00%)   to  (41.00%)
2007       13,179   $1.93  to  $1.93  $25,471          1.57%    0.90%   to  0.90%     7.05%    to    7.05%
---------------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2011       24,534   $1.69  to  $0.76  $19,343             --    0.45%   to  0.90%     4.76%    to    4.28%
2010       28,233   $1.61  to  $0.73  $20,699             --    0.45%   to  0.90%    16.81%    to   16.28%
2009       31,890   $1.38  to  $0.63  $20,086             --    0.45%   to  0.90%    36.80%(5) to   23.04%
2008       36,252   $0.51  to  $0.51  $18,558          0.23%    0.90%   to  0.90%   (42.68%)   to  (42.68%)
2007       44,581   $0.89  to  $0.89  $39,816          1.31%    0.90%   to  0.90%     2.01%    to    2.01%
---------------------------------------------------------------------------------------------------------------
COL VP EMER MKTS OPP, CL 3
2011        1,053   $1.82  to  $2.58   $2,623          1.14%    0.45%   to  0.90%   (21.37%)   to  (21.73%)
2010        1,086   $2.31  to  $3.30   $3,580          1.54%    0.45%   to  0.90%    19.22%    to   18.68%
2009        1,859   $1.94  to  $2.78   $5,164          0.36%    0.45%   to  0.90%    93.74%(5) to   72.52%
2008        2,006   $1.61  to  $1.61   $3,231          0.70%    0.90%   to  0.90%   (54.12%)   to  (54.12%)
2007        1,167   $3.51  to  $3.51   $4,098          0.58%    0.90%   to  0.90%    36.87%    to   36.87%
---------------------------------------------------------------------------------------------------------------
COL VP GLOBAL BOND, CL 3
2011        1,640   $1.26  to  $1.87   $2,963          2.89%    0.45%   to  0.90%     4.32%    to    3.84%
2010        1,659   $1.21  to  $1.80   $2,984          3.94%    0.45%   to  0.90%     6.11%    to    5.63%
2009        3,799   $1.14  to  $1.71   $6,477          1.81%    0.45%   to  0.90%    13.99%(5) to   10.38%
2008        3,493   $1.54  to  $1.54   $5,396          7.32%    0.90%   to  0.90%    (1.33%)   to   (1.33%)
2007        2,335   $1.57  to  $1.57   $3,655          3.64%    0.90%   to  0.90%     6.68%    to    6.68%
---------------------------------------------------------------------------------------------------------------
COL VP GLOBAL INFLATION PROT SEC, CL 3
2011          932   $1.22  to  $1.30   $1,205          7.25%    0.45%   to  0.90%     9.54%    to    9.04%
2010          819   $1.12  to  $1.19     $979          0.78%    0.45%   to  0.90%     3.65%    to    3.19%
2009        5,531   $1.08  to  $1.16   $6,404         10.00%    0.45%   to  0.90%     8.15%(5) to    5.88%
2008        2,466   $1.09  to  $1.09   $2,697          2.58%    0.90%   to  0.90%    (0.76%)   to   (0.76%)
2007          424   $1.10  to  $1.10     $467          2.62%    0.90%   to  0.90%     6.97%    to    6.97%
---------------------------------------------------------------------------------------------------------------
COL VP HI INC, CL 2
2011          295   $1.63  to  $1.34     $398          6.86%    0.45%   to  0.90%     6.04%    to    5.56%
2010          323   $1.54  to  $1.27     $412          7.87%    0.45%   to  0.90%    11.40%    to   10.90%
2009          355   $1.38  to  $1.15     $407         10.80%    0.45%   to  0.90%    38.00%(5) to   42.62%
2008          219   $0.80  to  $0.80     $176         10.58%    0.90%   to  0.90%   (25.43%)   to  (25.43%)
2007          104   $1.08  to  $1.08     $112          5.45%    0.90%   to  0.90%     0.78%    to    0.78%
---------------------------------------------------------------------------------------------------------------
COL VP HI YIELD BOND, CL 3
2011        1,789   $1.75  to  $1.93   $3,425          8.31%    0.45%   to  0.90%     5.21%    to    4.72%
2010        1,927   $1.66  to  $1.84   $3,546          9.15%    0.45%   to  0.90%    13.45%    to   12.94%
2009        2,312   $1.47  to  $1.63   $3,769         10.39%    0.45%   to  0.90%    48.29%(5) to   52.47%
2008        2,371   $1.07  to  $1.07   $2,535          0.32%    0.90%   to  0.90%   (25.85%)   to  (25.85%)
2007        3,544   $1.44  to  $1.44   $5,108          7.42%    0.90%   to  0.90%     0.94%    to    0.94%
---------------------------------------------------------------------------------------------------------------
COL VP INC OPP, CL 3
2011          479   $1.60  to  $1.43     $689          9.09%    0.45%   to  0.90%     5.79%    to    5.31%
2010          483   $1.52  to  $1.36     $656          3.11%    0.45%   to  0.90%    12.55%    to   12.03%
2009        4,065   $1.35  to  $1.21   $4,929          4.99%    0.45%   to  0.90%    34.82%(5) to   41.12%
2008        2,138   $0.86  to  $0.86   $1,837          0.06%    0.90%   to  0.90%   (19.54%)   to  (19.54%)
2007          379   $1.07  to  $1.07     $405          6.99%    0.90%   to  0.90%     1.71%    to    1.71%
---------------------------------------------------------------------------------------------------------------
COL VP INTL OPP, CL 3
2011        8,829   $1.41  to  $0.73   $6,545          1.33%    0.45%   to  0.90%   (12.80%)   to  (13.20%)
2010       10,001   $1.62  to  $0.84   $8,438          1.42%    0.45%   to  0.90%    13.39%    to   12.87%
2009       11,407   $1.43  to  $0.75   $8,513          1.57%    0.45%   to  0.90%    44.19%(5) to   26.40%
2008       13,515   $0.59  to  $0.59   $7,980          2.34%    0.90%   to  0.90%   (40.97%)   to  (40.97%)
2007       16,842   $1.00  to  $1.00  $16,846          0.99%    0.90%   to  0.90%    11.67%    to   11.67%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  63

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2011        2,360   $1.62  to  $0.58   $1,482             --    0.45%   to  0.90%    (3.66%)   to   (4.09%)
2010        2,792   $1.68  to  $0.61   $1,703             --    0.45%   to  0.90%    16.64%    to   16.11%
2009        2,923   $1.44  to  $0.52   $1,534             --    0.45%   to  0.90%    42.81%(5) to   35.76%
2008       10,135   $0.39  to  $0.39   $3,917          0.20%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007        5,980   $0.70  to  $0.70   $4,191          1.00%    0.90%   to  0.90%     2.14%    to    2.14%
---------------------------------------------------------------------------------------------------------------
COL VP MID CAP GRO OPP, CL 3
2011          363   $1.84  to  $1.36     $519             --    0.45%   to  0.90%   (15.45%)   to  (15.83%)
2010          405   $2.18  to  $1.62     $655             --    0.45%   to  0.90%    25.72%    to   25.15%
2009          584   $1.73  to  $1.29     $754             --    0.45%   to  0.90%    70.03%(5) to   61.94%
2008          385   $0.80  to  $0.80     $307          0.02%    0.90%   to  0.90%   (45.34%)   to  (45.34%)
2007          386   $1.46  to  $1.46     $563          0.05%    0.90%   to  0.90%    12.72%    to   12.72%
---------------------------------------------------------------------------------------------------------------
COL VP MID CAP VAL OPP, CL 3
2011          230   $1.69  to  $0.94     $223             --    0.45%   to  0.90%    (8.90%)   to   (9.32%)
2010          273   $1.85  to  $1.04     $284             --    0.45%   to  0.90%    21.97%    to   21.41%
2009          298   $1.52  to  $0.86     $255             --    0.45%   to  0.90%    49.83%(5) to   39.68%
2008          322   $0.61  to  $0.61     $197             --    0.90%   to  0.90%   (45.60%)   to  (45.60%)
2007          201   $1.13  to  $1.13     $226          0.81%    0.90%   to  0.90%     9.36%    to    9.36%
---------------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2011        4,345   $1.58  to  $0.98   $4,414             --    0.45%   to  0.90%     1.17%    to    0.71%
2010        4,862   $1.56  to  $0.97   $4,709             --    0.45%   to  0.90%    14.19%    to   13.67%
2009        5,286   $1.37  to  $0.85   $4,503             --    0.45%   to  0.90%    36.77%(5) to   24.87%
2008        5,257   $0.68  to  $0.68   $3,586          0.08%    0.90%   to  0.90%   (37.66%)   to  (37.66%)
2007        7,112   $1.09  to  $1.09   $7,783          1.65%    0.90%   to  0.90%     4.07%    to    4.07%
---------------------------------------------------------------------------------------------------------------
COL VP SELECT LG CAP VAL, CL 3
2011          157   $1.64  to  $0.95     $149             --    0.45%   to  0.90%    (2.13%)   to   (2.58%)
2010           53   $1.67  to  $0.97      $51             --    0.45%   to  0.90%    19.99%    to   19.44%
2009           53   $1.39  to  $0.82      $43             --    0.45%   to  0.90%    37.30%(5) to   25.00%
2008           67   $0.65  to  $0.65      $44          0.05%    0.90%   to  0.90%   (40.00%)   to  (40.00%)
2007           13   $1.09  to  $1.09      $14          1.63%    0.90%   to  0.90%    (1.35%)   to   (1.35%)
---------------------------------------------------------------------------------------------------------------
COL VP SELECT SM CAP VAL, CL 3
2011          623   $1.75  to  $1.34     $852             --    0.45%   to  0.90%    (8.92%)   to   (9.34%)
2010          660   $1.93  to  $1.48     $978             --    0.45%   to  0.90%    26.23%    to   25.66%
2009          663   $1.53  to  $1.18     $783             --    0.45%   to  0.90%    52.13%(5) to   38.56%
2008          807   $0.85  to  $0.85     $688             --    0.90%   to  0.90%   (39.15%)   to  (39.15%)
2007          988   $1.40  to  $1.40   $1,382          0.16%    0.90%   to  0.90%    (5.05%)   to   (5.05%)
---------------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2011        2,690   $1.08  to  $1.25   $3,331          0.91%    0.45%   to  0.90%     0.93%    to    0.47%
2010        2,763   $1.07  to  $1.25   $3,448          0.90%    0.45%   to  0.90%     2.55%    to    2.08%
2009        3,379   $1.05  to  $1.22   $4,132          2.98%    0.45%   to  0.90%     4.67%(5) to    4.58%
2008        2,710   $1.17  to  $1.17   $3,168          0.15%    0.90%   to  0.90%    (3.51%)   to   (3.51%)
2007        3,152   $1.21  to  $1.21   $3,819          4.18%    0.90%   to  0.90%     4.38%    to    4.38%
---------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2011          890   $1.28  to  $0.87     $801          2.51%    0.45%   to  0.90%   (13.04%)   to  (13.43%)
2010          772   $1.47  to  $1.01     $780          6.78%    0.45%   to  0.90%    16.14%    to   15.62%
2009          771   $1.27  to  $0.87     $674         12.83%    0.45%   to  0.90%    23.31%(5) to   18.40%
2008          526   $0.74  to  $0.74     $388          1.49%    0.90%   to  0.90%   (34.33%)   to  (34.33%)
2007           16   $1.12  to  $1.12      $18          9.07%    0.90%   to  0.90%    10.67%(4) to   10.67%(4)
---------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2011          741   $1.51  to  $1.11     $855          4.23%    0.45%   to  0.90%     2.09%    to    1.63%
2010          475   $1.48  to  $1.10     $524          4.17%    0.45%   to  0.90%     8.63%    to    8.15%
2009        2,701   $1.36  to  $1.01   $2,740          4.76%    0.45%   to  0.90%    35.91%(5) to   43.02%
2008        1,484   $0.71  to  $0.71   $1,052          5.81%    0.90%   to  0.90%   (27.80%)   to  (27.80%)
2007          240   $0.98  to  $0.98     $236          6.32%    0.90%   to  0.90%    (1.83%)(4)to   (1.83%)(4)
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2011        2,785   $1.66  to  $0.92   $2,655          0.79%    0.45%   to  0.90%    (3.22%)   to   (3.65%)
2010        2,812   $1.71  to  $0.96   $2,689          0.90%    0.45%   to  0.90%    16.39%    to   15.88%
2009        4,392   $1.47  to  $0.82   $3,623          0.98%    0.45%   to  0.90%    45.16%(5) to   34.25%
2008        6,712   $0.61  to  $0.61   $4,124          1.26%    0.90%   to  0.90%   (43.21%)   to  (43.21%)
2007        1,117   $1.08  to  $1.08   $1,209          2.76%    0.90%   to  0.90%     8.02%(4) to    8.02%(4)
---------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2011        3,396   $1.60  to  $1.04   $3,775          1.58%    0.45%   to  0.90%     1.12%    to    0.66%
2010        4,260   $1.59  to  $1.04   $4,412          0.59%    0.45%   to  0.90%    14.15%    to   13.64%
2009        5,008   $1.39  to  $0.91   $4,562          0.98%    0.45%   to  0.90%    37.33%(5) to   26.02%
2008        5,789   $0.72  to  $0.72   $4,185          1.02%    0.90%   to  0.90%   (42.30%)   to  (42.30%)
2007        7,297   $1.25  to  $1.25   $9,142          1.68%    0.90%   to  0.90%    10.99%    to   10.99%
---------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2011        3,089   $1.68  to  $2.11   $6,242          0.14%    0.45%   to  0.90%   (11.12%)   to  (11.51%)
2010        3,485   $1.89  to  $2.39   $8,309          0.24%    0.45%   to  0.90%    28.12%    to   27.55%
2009        4,605   $1.47  to  $1.87   $8,613          0.57%    0.45%   to  0.90%    47.48%(5) to   38.76%
2008        5,539   $1.35  to  $1.35   $7,464          0.35%    0.90%   to  0.90%   (40.05%)   to  (40.05%)
2007        6,598   $2.25  to  $2.25  $14,834          0.71%    0.90%   to  0.90%    14.45%    to   14.45%
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2011        1,373   $1.33  to  $0.97   $1,375          1.19%    0.45%   to  0.90%   (17.60%)   to  (17.97%)
2010        1,679   $1.62  to  $1.18   $1,990          1.29%    0.45%   to  0.90%    12.48%    to   11.98%
2009        1,860   $1.44  to  $1.06   $1,968          2.03%    0.45%   to  0.90%    45.20%(5) to   25.31%
2008        2,176   $0.84  to  $0.84   $1,837          2.25%    0.90%   to  0.90%   (44.37%)   to  (44.37%)
2007        2,869   $1.52  to  $1.52   $4,355          3.16%    0.90%   to  0.90%    16.15%    to   16.15%
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2011        1,382   $1.55  to  $1.64   $2,251          7.75%    0.45%   to  0.90%    (6.08%)   to   (6.50%)
2010        1,479   $1.65  to  $1.75   $2,588          2.84%    0.45%   to  0.90%    20.42%    to   19.89%
2009        1,630   $1.37  to  $1.46   $2,379         13.01%    0.45%   to  0.90%    36.46%(5) to   18.02%
2008        1,727   $1.24  to  $1.24   $2,137          1.02%    0.90%   to  0.90%   (42.91%)   to  (42.91%)
2007        2,195   $2.17  to  $2.17   $4,756          2.41%    0.90%   to  0.90%   (21.58%)   to  (21.58%)
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2011          937   $1.77  to  $2.19   $2,008          0.69%    0.45%   to  0.90%    (4.19%)   to   (4.62%)
2010          992   $1.85  to  $2.30   $2,278          0.75%    0.45%   to  0.90%    27.65%    to   27.07%
2009        1,039   $1.45  to  $1.81   $1,878          1.65%    0.45%   to  0.90%    44.49%(5) to   28.00%
2008        1,135   $1.41  to  $1.41   $1,602          1.11%    0.90%   to  0.90%   (33.62%)   to  (33.62%)
2007        1,622   $2.13  to  $2.13   $3,449          0.66%    0.90%   to  0.90%    (3.26%)   to   (3.26%)
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2011        1,081   $1.45  to  $1.38   $1,495          2.37%    0.45%   to  0.90%    (1.49%)   to   (1.93%)
2010        1,127   $1.47  to  $1.41   $1,587          1.60%    0.45%   to  0.90%    10.70%    to   10.20%
2009        1,056   $1.33  to  $1.28   $1,350          2.05%    0.45%   to  0.90%    32.61%(5) to   24.92%
2008          996   $1.02  to  $1.02   $1,019          3.08%    0.90%   to  0.90%   (37.67%)   to  (37.67%)
2007          901   $1.64  to  $1.64   $1,479          1.46%    0.90%   to  0.90%     2.55%    to    2.55%
---------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2011        2,316   $1.64  to  $2.23   $4,965          0.74%    0.45%   to  0.90%    (6.80%)   to   (7.22%)
2010        2,481   $1.76  to  $2.40   $5,958          0.60%    0.45%   to  0.90%    24.44%    to   23.88%
2009        3,665   $1.41  to  $1.94   $7,107          1.84%    0.45%   to  0.90%    40.54%(5) to   31.96%
2008        3,997   $1.47  to  $1.47   $5,873          1.02%    0.90%   to  0.90%   (37.62%)   to  (37.62%)
2007        4,623   $2.36  to  $2.36  $10,889          0.78%    0.90%   to  0.90%     2.27%    to    2.27%
---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM CAP EQ, INST
2011          339   $1.87  to  $1.48     $519          0.83%    0.45%   to  0.90%     0.22%    to   (0.23%)
2010          363   $1.86  to  $1.49     $541          0.56%    0.45%   to  0.90%    29.53%    to   28.95%
2009          409   $1.44  to  $1.15     $472          1.19%    0.45%   to  0.90%    43.14%(5) to   26.53%
2008          425   $0.91  to  $0.91     $387          0.64%    0.90%   to  0.90%   (34.62%)   to  (34.62%)
2007          537   $1.39  to  $1.39     $748          0.36%    0.90%   to  0.90%   (17.24%)   to  (17.24%)
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  65

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2011        1,748   $1.53  to  $0.93   $1,750          1.75%    0.45%   to  0.90%     3.58%    to    3.11%
2010        1,947   $1.48  to  $0.91   $1,768          1.41%    0.45%   to  0.90%    12.34%    to   11.83%
2009        2,341   $1.32  to  $0.81   $1,896          1.99%    0.45%   to  0.90%    30.79%(5) to   20.06%
2008        2,797   $0.67  to  $0.67   $1,887          1.42%    0.90%   to  0.90%   (37.56%)   to  (37.56%)
2007        3,964   $1.08  to  $1.08   $4,284          1.01%    0.90%   to  0.90%    (2.51%)   to   (2.51%)
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER I
2011          640   $1.32  to  $0.62     $473          0.16%    0.45%   to  0.90%    (8.32%)   to   (8.73%)
2010          678   $1.44  to  $0.68     $472          0.76%    0.45%   to  0.90%    14.97%    to   14.45%
2009          715   $1.25  to  $0.60     $426          0.61%    0.45%   to  0.90%    25.94%(5) to   19.99%
2008          814   $0.50  to  $0.50     $404             --    0.90%   to  0.90%   (43.01%)   to  (43.01%)
2007        1,254   $0.87  to  $0.87   $1,092             --    0.90%   to  0.90%    11.00%    to   11.00%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER I
2011          241   $1.62  to  $1.21     $313             --    0.45%   to  0.90%    (7.57%)   to   (7.99%)
2010          276   $1.75  to  $1.32     $369             --    0.45%   to  0.90%    18.25%    to   17.71%
2009          369   $1.48  to  $1.12     $413             --    0.45%   to  0.90%    46.96%(5) to   41.10%
2008          450   $0.79  to  $0.79     $357             --    0.90%   to  0.90%   (47.50%)   to  (47.50%)
2007          639   $1.51  to  $1.51     $966             --    0.90%   to  0.90%     9.85%    to    9.85%
---------------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER I
2011        5,707   $1.50  to  $1.86  $10,471          0.96%    0.45%   to  0.90%    (0.51%)   to   (0.96%)
2010        6,251   $1.51  to  $1.87  $11,709          0.96%    0.45%   to  0.90%     9.07%    to    8.57%
2009        7,110   $1.38  to  $1.73  $12,272          1.81%    0.45%   to  0.90%    37.80%(5) to   27.15%
2008        8,084   $1.36  to  $1.36  $10,975          2.04%    0.90%   to  0.90%   (30.77%)   to  (30.77%)
2007        9,894   $1.96  to  $1.96  $19,400          1.09%    0.90%   to  0.90%     7.14%    to    7.14%
---------------------------------------------------------------------------------------------------------------
INVESCO VI DIV DIVD, SER I
2011          367   $0.92  to  $0.92     $337             --    0.45%   to  0.90%    (7.97%)(9)to   (8.25%)(9)
2010           --      --         --       --             --       --          --        --             --
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2011          910   $1.50  to  $0.84     $889          1.16%    0.45%   to  0.90%    (7.41%)   to   (7.82%)
2010        1,055   $1.62  to  $0.91     $965          0.64%    0.45%   to  0.90%    12.10%    to   11.60%
2009        6,942   $1.45  to  $0.82   $5,674          1.91%    0.45%   to  0.90%    44.73%(5) to   33.70%
2008        2,638   $0.61  to  $0.61   $1,613          0.90%    0.90%   to  0.90%   (41.08%)   to  (41.08%)
2007          310   $1.04  to  $1.04     $321          1.20%    0.90%   to  0.90%     3.35%(4) to    3.35%(4)
---------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2011          210   $1.88  to  $1.40     $301          0.20%    0.45%   to  0.90%    (5.48%)   to   (5.90%)
2010          168   $1.99  to  $1.49     $251             --    0.45%   to  0.90%    20.76%    to   20.22%
2009          183   $1.65  to  $1.24     $227             --    0.45%   to  0.90%    61.95%(5) to   55.99%
2008           69   $0.79  to  $0.79      $55             --    0.90%   to  0.90%   (45.00%)   to  (45.00%)
2007           59   $1.44  to  $1.44      $86             --    0.90%   to  0.90%     6.73%    to    6.73%
---------------------------------------------------------------------------------------------------------------
INVESCO VANK VI COMSTOCK, SER II
2011          263   $1.61  to  $0.82     $220          1.48%    0.45%   to  0.90%    (2.55%)   to   (2.98%)
2010          287   $1.66  to  $0.85     $244          0.33%    0.45%   to  0.90%    15.17%    to   14.66%
2009        3,178   $1.44  to  $0.74   $2,351          4.54%    0.45%   to  0.90%    43.01%(5) to   27.26%
2008        3,406   $0.58  to  $0.58   $1,980          1.33%    0.90%   to  0.90%   (36.38%)   to  (36.38%)
2007          502   $0.91  to  $0.91     $459             --    0.90%   to  0.90%    (8.81%)(4)to   (8.81%)(4)
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE, SERV
2011          395   $1.88  to  $0.84     $442             --    0.45%   to  0.90%    (2.09%)   to   (2.53%)
2010          610   $1.92  to  $0.86     $529             --    0.45%   to  0.90%    24.96%    to   24.40%
2009          665   $1.53  to  $0.69     $462             --    0.45%   to  0.90%    52.61%(5) to   43.15%
2008          805   $0.49  to  $0.49     $391          0.06%    0.90%   to  0.90%   (44.36%)   to  (44.36%)
2007          811   $0.87  to  $0.87     $707          0.07%    0.90%   to  0.90%    20.64%    to   20.64%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2011        1,829   $1.85  to  $0.61   $1,198             --    0.45%   to  0.90%    (9.07%)   to   (9.47%)
2010        1,879   $2.03  to  $0.68   $1,269             --    0.45%   to  0.90%    23.84%    to   23.28%
2009        2,011   $1.64  to  $0.55   $1,102             --    0.45%   to  0.90%    62.40%(5) to   55.49%
2008        1,521   $0.35  to  $0.35     $536          0.09%    0.90%   to  0.90%   (44.47%)   to  (44.47%)
2007        1,646   $0.63  to  $0.63   $1,045          0.38%    0.90%   to  0.90%    20.60%    to   20.60%
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2011          567   $1.52  to  $0.88     $512          0.44%    0.45%   to  0.90%    (5.96%)   to   (6.38%)
2010          548   $1.62  to  $0.95     $518          0.07%    0.45%   to  0.90%    13.74%    to   13.23%
2009        7,009   $1.42  to  $0.83   $5,851          0.40%    0.45%   to  0.90%    40.48%(5) to   34.79%
2008        5,662   $0.62  to  $0.62   $3,507          0.72%    0.90%   to  0.90%   (40.41%)   to  (40.41%)
2007          769   $1.04  to  $1.04     $799          1.05%    0.90%   to  0.90%     3.81%(4) to    3.81%(4)
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2011        2,495   $1.57  to  $1.38   $3,517          0.38%    0.45%   to  0.90%   (32.64%)   to  (32.94%)
2010        2,888   $2.34  to  $2.06   $5,958          0.54%    0.45%   to  0.90%    24.46%    to   23.90%
2009        3,449   $1.88  to  $1.66   $5,741          0.41%    0.45%   to  0.90%    85.74%(5) to   77.47%
2008        3,779   $0.94  to  $0.94   $3,544          1.09%    0.90%   to  0.90%   (52.66%)   to  (52.66%)
2007        4,242   $1.98  to  $1.98   $8,404          0.46%    0.90%   to  0.90%    26.86%    to   26.86%
---------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2011        2,108   $1.64  to  $0.77   $1,848          0.26%    0.45%   to  0.90%    (0.08%)   to   (0.53%)
2010        2,475   $1.64  to  $0.77   $1,911          0.60%    0.45%   to  0.90%    11.65%    to   11.15%
2009       12,188   $1.47  to  $0.69   $8,466          0.13%    0.45%   to  0.90%    46.08%(5) to   37.85%
2008        2,248   $0.50  to  $0.50   $1,133          0.30%    0.90%   to  0.90%   (37.55%)   to  (37.55%)
2007        2,642   $0.81  to  $0.81   $2,132          0.08%    0.90%   to  0.90%    10.02%    to   10.02%
---------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2011        1,084   $2.13  to  $1.18   $1,386             --    0.45%   to  0.90%   (10.90%)   to  (11.30%)
2010        1,286   $2.40  to  $1.33   $1,710             --    0.45%   to  0.90%    35.33%    to   34.72%
2009        1,169   $1.77  to  $0.99   $1,153             --    0.45%   to  0.90%    75.37%(5) to   61.46%
2008        1,094   $0.61  to  $0.61     $668             --    0.90%   to  0.90%   (40.06%)   to  (40.06%)
2007        1,358   $1.02  to  $1.02   $1,384             --    0.90%   to  0.90%     1.33%    to    1.33%
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2011          502   $1.64  to  $2.69   $1,298          3.10%    0.45%   to  0.90%     6.03%    to    5.55%
2010          475   $1.55  to  $2.54   $1,208          3.02%    0.45%   to  0.90%    13.00%    to   12.49%
2009          484   $1.37  to  $2.26   $1,095          4.36%    0.45%   to  0.90%    35.47%(5) to   31.68%
2008          394   $1.72  to  $1.72     $677          1.25%    0.90%   to  0.90%   (38.37%)   to  (38.37%)
2007          286   $2.79  to  $2.79     $796          0.77%    0.90%   to  0.90%    26.41%    to   26.41%
---------------------------------------------------------------------------------------------------------------
MS UIF GLOBAL REAL EST, CL II
2011          250   $1.79  to  $0.73     $193          3.35%    0.45%   to  0.90%   (10.56%)   to  (10.96%)
2010          250   $2.00  to  $0.81     $204          3.47%    0.45%   to  0.90%    21.77%    to   21.22%
2009        1,622   $1.65  to  $0.67   $1,090          0.02%    0.45%   to  0.90%    63.95%(5) to   40.15%
2008        1,950   $0.48  to  $0.48     $934          2.99%    0.90%   to  0.90%   (44.84%)   to  (44.84%)
2007          157   $0.87  to  $0.87     $136          0.40%    0.90%   to  0.90%   (12.27%)(4)to  (12.27%)(4)
---------------------------------------------------------------------------------------------------------------
MS UIF MID CAP GRO, CL II
2011          244   $2.04  to  $1.08     $272          0.27%    0.45%   to  0.90%    (7.59%)   to   (8.00%)
2010          210   $2.20  to  $1.17     $246             --    0.45%   to  0.90%    31.68%    to   31.09%
2009          152   $1.67  to  $0.89     $136             --    0.45%   to  0.90%    65.91%(5) to   55.95%
2008          235   $0.57  to  $0.57     $135          0.83%    0.90%   to  0.90%   (47.29%)   to  (47.29%)
2007           80   $1.09  to  $1.09      $87             --    0.90%   to  0.90%     8.39%(4) to    8.39%(4)
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2011          566   $1.60  to  $0.95     $547          1.08%    0.45%   to  0.90%    (8.93%)   to   (9.35%)
2010          562   $1.75  to  $1.05     $590          0.93%    0.45%   to  0.90%    15.19%    to   14.67%
2009          337   $1.52  to  $0.92     $308          1.88%    0.45%   to  0.90%    52.47%(5) to   38.10%
2008          231   $0.66  to  $0.66     $153          1.08%    0.90%   to  0.90%   (40.87%)   to  (40.87%)
2007          101   $1.12  to  $1.12     $113          0.66%    0.90%   to  0.90%     5.13%    to    5.13%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  67

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2011        2,251   $1.36  to  $1.28   $2,888          2.86%    0.45%   to  0.90%     0.20%    to   (0.25%)
2010        2,445   $1.36  to  $1.28   $3,131         14.27%    0.45%   to  0.90%    14.26%    to   13.74%
2009        7,085   $1.19  to  $1.13   $7,976          0.22%    0.45%   to  0.90%    19.74%(5) to   17.35%
2008        5,686   $0.96  to  $0.96   $5,455          2.99%    0.90%   to  0.90%   (15.25%)   to  (15.25%)
2007        1,171   $1.13  to  $1.13   $1,325          1.01%    0.90%   to  0.90%     8.56%    to    8.56%
---------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2011          309   $1.83  to  $0.96     $303          0.40%    0.45%   to  0.90%    (2.82%)   to   (3.26%)
2010          275   $1.88  to  $0.99     $273          0.44%    0.45%   to  0.90%    22.50%    to   21.95%
2009          296   $1.53  to  $0.82     $242          0.64%    0.45%   to  0.90%    52.02%(5) to   35.65%
2008          226   $0.60  to  $0.60     $136          0.27%    0.90%   to  0.90%   (38.56%)   to  (38.56%)
2007          134   $0.98  to  $0.98     $131          0.07%    0.90%   to  0.90%    (2.28%)   to   (2.28%)
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2011        2,445   $1.44  to  $1.19   $2,965          7.64%    0.45%   to  0.90%     1.47%    to    1.01%
2010        2,188   $1.42  to  $1.18   $2,587          5.98%    0.45%   to  0.90%    12.50%    to   11.99%
2009        4,921   $1.26  to  $1.06   $5,193          7.35%    0.45%   to  0.90%    25.97%(5) to   20.34%
2008        4,390   $0.88  to  $0.88   $3,850          7.52%    0.90%   to  0.90%   (16.67%)   to  (16.67%)
2007          647   $1.05  to  $1.05     $681         16.79%    0.90%   to  0.90%     4.96%(4) to    4.96%(4)
---------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2011          163   $1.27  to  $1.32     $215          3.38%    0.45%   to  0.90%    (1.62%)   to   (2.06%)
2010          146   $1.29  to  $1.35     $197          1.96%    0.45%   to  0.90%     2.01%    to    1.55%
2009          156   $1.26  to  $1.33     $207         10.90%    0.45%   to  0.90%    26.74%(5) to   24.87%
2008          159   $1.06  to  $1.06     $169             --    0.90%   to  0.90%   (17.81%)   to  (17.81%)
2007           68   $1.29  to  $1.29      $88          0.76%    0.90%   to  0.90%    (1.50%)   to   (1.50%)
---------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2011          361   $1.65  to  $1.93     $676          7.98%    0.45%   to  0.90%     1.30%    to    0.84%
2010          395   $1.63  to  $1.91     $755          7.93%    0.45%   to  0.90%    13.53%    to   13.02%
2009          499   $1.43  to  $1.69     $845         10.55%    0.45%   to  0.90%    43.77%(5) to   48.84%
2008          567   $1.14  to  $1.14     $645         10.03%    0.90%   to  0.90%   (26.73%)   to  (26.73%)
2007          764   $1.55  to  $1.55   $1,186          7.62%    0.90%   to  0.90%     1.87%    to    1.87%
---------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2011           80   $1.28  to  $1.24      $99          3.39%    0.45%   to  0.90%   (17.30%)   to  (17.68%)
2010           85   $1.55  to  $1.51     $128          3.62%    0.45%   to  0.90%     9.53%    to    9.04%
2009          112   $1.42  to  $1.39     $155             --    0.45%   to  0.90%    42.55%(5) to   23.52%
2008           87   $1.12  to  $1.12      $97          2.21%    0.90%   to  0.90%   (44.45%)   to  (44.45%)
2007          117   $2.02  to  $2.02     $237          2.52%    0.90%   to  0.90%     7.39%    to    7.39%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IA
2011        4,642   $1.56  to  $1.38   $6,458          0.40%    0.45%   to  0.90%    (5.30%)   to   (5.73%)
2010        5,155   $1.65  to  $1.47   $7,574          0.59%    0.45%   to  0.90%    19.34%    to   18.80%
2009        5,843   $1.38  to  $1.24   $7,225          0.68%    0.45%   to  0.90%    37.02%(5) to   31.30%
2008        6,663   $0.94  to  $0.94   $6,276          0.31%    0.90%   to  0.90%   (39.17%)   to  (39.17%)
2007        8,022   $1.55  to  $1.55  $12,420          0.16%    0.90%   to  0.90%     5.06%    to    5.06%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2011          279   $1.07  to  $1.06     $298          0.26%    0.45%   to  0.90%    (5.51%)   to   (5.93%)
2010          311   $1.13  to  $1.13     $352             --    0.45%   to  0.90%    13.18%(8) to   13.04%(8)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP, INVEST CL
2011        1,367   $1.92  to  $2.54   $3,309          2.30%    0.45%   to  0.90%   (12.49%)   to  (12.89%)
2010        1,458   $2.20  to  $2.91   $4,244          1.83%    0.45%   to  0.90%    29.38%    to   28.80%
2009        1,689   $1.70  to  $2.26   $3,820             --    0.45%   to  0.90%    69.16%(5) to   56.63%
2008        1,947   $1.44  to  $1.44   $2,811          2.29%    0.90%   to  0.90%   (43.78%)   to  (43.78%)
2007        2,726   $2.57  to  $2.57   $7,002          1.42%    0.90%   to  0.90%     3.04%    to    3.04%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2011        1,615   $1.41  to  $1.60   $2,508          1.78%    0.45%   to  0.90%   (21.66%)   to  (22.01%)
2010        1,762   $1.79  to  $2.05   $3,612          3.85%    0.45%   to  0.90%    13.55%    to   13.04%
2009        2,126   $1.58  to  $1.82   $3,858             --    0.45%   to  0.90%    55.77%(5) to   44.05%
2008        2,481   $1.26  to  $1.26   $3,126          0.78%    0.90%   to  0.90%   (44.16%)   to  (44.16%)
2007        3,760   $2.26  to  $2.26   $8,486          2.17%    0.90%   to  0.90%    (5.66%)   to   (5.66%)
---------------------------------------------------------------------------------------------------------------
VP AGGR, CL 2
2011        2,822   $1.09  to  $1.08   $3,041             --    0.45%   to  0.90%    (3.53%)   to   (3.97%)
2010        1,262   $1.13  to  $1.12   $1,416             --    0.45%   to  0.90%    13.71%(7) to   13.37%(7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP AGGR, CL 4
2011       13,033   $1.09  to  $1.08  $14,072             --    0.45%   to  0.90%    (3.35%)   to   (3.79%)
2010       13,081   $1.13  to  $1.12  $14,675             --    0.45%   to  0.90%    13.71%(7) to   13.37%(7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 2
2011          525   $1.08  to  $1.07     $562             --    0.45%   to  0.90%     2.77%    to    2.31%
2010          151   $1.05  to  $1.05     $158             --    0.45%   to  0.90%     5.63%(7) to   5.32% (7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP CONSERV, CL 4
2011        2,044   $1.08  to  $1.07   $2,187             --    0.45%   to  0.90%     2.77%    to    2.31%
2010        1,937   $1.05  to  $1.05   $2,025             --    0.45%   to  0.90%     5.63%(7) to   5.32% (7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2011          460   $1.56  to  $0.81     $390             --    0.45%   to  0.90%    (3.93%)   to   (4.37%)
2010          410   $1.62  to  $0.85     $348             --    0.45%   to  0.90%    11.03%    to   10.52%
2009        8,520   $1.46  to  $0.77   $6,550             --    0.45%   to  0.90%    44.68%(5) to   30.15%
2008        4,123   $0.59  to  $0.59   $2,435          0.01%    0.90%   to  0.90%   (39.13%)   to  (39.13%)
2007          567   $0.97  to  $0.97     $550          1.20%    0.90%   to  0.90%    (3.23%)(4)to   (3.23%)(4)
---------------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2011          115   $1.66  to  $1.05     $122             --    0.45%   to  0.90%    (6.86%)   to   (7.28%)
2010          120   $1.78  to  $1.14     $137             --    0.45%   to  0.90%    21.32%    to   20.77%
2009           77   $1.47  to  $0.94      $73             --    0.45%   to  0.90%    45.45%(5) to   35.40%
2008          102   $0.69  to  $0.69      $71             --    0.90%   to  0.90%   (37.25%)   to  (37.25%)
2007            7   $1.11  to  $1.11       $8          1.33%    0.90%   to  0.90%     5.08%    to    5.08%
---------------------------------------------------------------------------------------------------------------
VP MOD, CL 2
2011        9,258   $1.10  to  $1.09  $10,067             --    0.45%   to  0.90%    (0.17%)   to   (0.63%)
2010        3,772   $1.10  to  $1.09   $4,127             --    0.45%   to  0.90%     9.89%(7) to   9.56% (7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD, CL 4
2011       34,979   $1.10  to  $1.09  $38,078             --    0.45%   to  0.90%    (0.08%)   to   (0.54%)
2010       34,763   $1.10  to  $1.09  $38,032             --    0.45%   to  0.90%     9.89%(7) to   9.56% (7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  69

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 2
2011        7,020   $1.09  to  $1.09   $7,628             --    0.45%   to  0.90%    (1.87%)   to   (2.32%)
2010        3,107   $1.12  to  $1.11   $3,455             --    0.45%   to  0.90%    11.69%(7) to   11.35%(7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD AGGR, CL 4
2011       39,406   $1.10  to  $1.09  $42,916             --    0.45%   to  0.90%    (1.78%)   to   (2.22%)
2010       39,739   $1.12  to  $1.11  $44,226             --    0.45%   to  0.90%    11.79%(7) to   11.45%(7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 2
2011        1,568   $1.09  to  $1.08   $1,695             --    0.45%   to  0.90%     1.41%    to    0.94%
2010          558   $1.07  to  $1.07     $597             --    0.45%   to  0.90%     7.50%(7) to   7.17% (7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP MOD CONSERV, CL 4
2011        6,197   $1.09  to  $1.08   $6,713             --    0.45%   to  0.90%     1.50%    to    1.03%
2010        6,731   $1.07  to  $1.07   $7,211             --    0.45%   to  0.90%     7.60%(7) to   7.27% (7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2011          344   $1.76  to  $1.76     $606             --    0.45%   to  0.90%    (4.88%)   to   (5.31%)
2010          358   $1.85  to  $1.86     $667             --    0.45%   to  0.90%    23.87%    to   23.31%
2009        2,991   $1.49  to  $1.51   $4,521             --    0.45%   to  0.90%    48.03%(5) to   35.33%
2008        2,549   $1.12  to  $1.12   $2,847          0.06%    0.90%   to  0.90%   (32.19%)   to  (32.19%)
2007          723   $1.65  to  $1.65   $1,191          0.90%    0.90%   to  0.90%    (5.75%)   to   (5.75%)
---------------------------------------------------------------------------------------------------------------
WANGER INTL
2011        2,418   $1.71  to  $1.80   $4,340          4.81%    0.45%   to  0.90%   (15.00%)   to  (15.39%)
2010        2,612   $2.01  to  $2.13   $5,563          2.16%    0.45%   to  0.90%    24.36%    to   23.80%
2009        4,069   $1.61  to  $1.72   $7,000          3.77%    0.45%   to  0.90%    62.35%(5) to   48.44%
2008        4,995   $1.16  to  $1.16   $5,789          0.94%    0.90%   to  0.90%   (46.09%)   to  (46.09%)
2007        4,438   $2.15  to  $2.15   $9,540          0.81%    0.90%   to  0.90%    15.26%    to   15.26%
---------------------------------------------------------------------------------------------------------------
WANGER USA
2011        2,610   $1.79  to  $1.92   $4,984             --    0.45%   to  0.90%    (3.92%)   to   (4.36%)
2010        2,815   $1.87  to  $2.01   $5,652             --    0.45%   to  0.90%    22.80%    to   22.25%
2009        4,200   $1.52  to  $1.64   $6,898             --    0.45%   to  0.90%    51.36%(5) to   40.95%
2008        4,308   $1.17  to  $1.17   $5,019             --    0.90%   to  0.90%   (40.23%)   to  (40.23%)
2007        4,763   $1.95  to  $1.95   $9,284             --    0.90%   to  0.90%     4.44%    to    4.44%
---------------------------------------------------------------------------------------------------------------
WF ADV VT INTL EQ, CL 2
2011          790   $1.30  to  $1.29   $1,017          0.11%    0.45%   to  0.90%   (13.30%)   to  (13.69%)
2010          924   $1.50  to  $1.49   $1,377          0.74%    0.45%   to  0.90%    15.98%    to   15.46%
2009        1,101   $1.30  to  $1.29   $1,420          3.82%    0.45%   to  0.90%    30.30%(6) to   29.79%(6)
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
WF ADV VT OPP, CL 2
2011          535   $1.81  to  $1.66     $890          0.08%    0.45%   to  0.90%    (5.94%)   to   (6.36%)
2010          140   $1.93  to  $1.77     $247          0.77%    0.45%   to  0.90%    23.20%    to   22.65%
2009          121   $1.56  to  $1.45     $175             --    0.45%   to  0.90%    55.37%(5) to   46.41%
2008           85   $0.99  to  $0.99      $84          2.12%    0.90%   to  0.90%   (40.64%)   to  (40.64%)
2007           78   $1.66  to  $1.66     $129          0.61%    0.90%   to  0.90%     5.67%    to    5.67%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO, CL 2
2011          302   $2.05  to  $2.00     $604             --    0.45%   to  0.90%    (5.02%)   to   (5.45%)
2010          322   $2.16  to  $2.11     $681             --    0.45%   to  0.90%    26.20%    to   25.64%
2009          349   $1.71  to  $1.68     $587             --    0.45%   to  0.90%    70.90%(5) to   51.28%
2008          371   $1.11  to  $1.11     $412             --    0.90%   to  0.90%   (41.95%)   to  (41.95%)
2007          365   $1.91  to  $1.91     $699             --    0.90%   to  0.90%    12.79%    to   12.79%
---------------------------------------------------------------------------------------------------------------




 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
 (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
 (4) New subaccount operations commenced on June 11, 2007.
 (5) New subaccount operations commenced on Jan. 23, 2009.
 (6) New subaccount operations commenced on Feb. 13, 2009.
 (7) New subaccount operations commenced on May 7, 2010.
 (8) New subaccount operations commenced on Sept. 24, 2010.
 (9) New subaccount operations commenced on April 29, 2011.


--------------------------------------------------------------------------------
      RIVERSOURCE VARIABLE UNIVERSAL LIFE INSURANCE III - 2011 ANNUAL REPORT  71

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheet of RiverSource Life Insurance Co. of New York (the "Company") as of December 31, 2011, and the related statements of income, cash flows and shareholder's equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of and for each of the two years in the period ended as of December 31, 2010 were audited by other auditors whose report dated April 15, 2011 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2011 financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2011, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2012

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale -- Fixed maturities, at fair value (amortized
cost: 2011, $1,683,189; 2010, $1,689,097)                               $1,836,161    $1,803,588
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $2,038; 2010, $2,538)                                                153,293       167,851
Policy loans                                                                37,367        36,484
Other investments                                                              204           233
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,027,025     2,008,156
Cash and cash equivalents                                                   82,180        66,199
Reinsurance recoverables                                                    92,289        83,260
Other receivables                                                            7,066         6,172
Accrued investment income                                                   21,863        22,033
Deferred acquisition costs                                                 223,942       227,688
Deferred sales inducement costs                                             21,222        23,947
Other assets                                                                94,454        27,365
Separate account assets                                                  3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,983,516    $5,913,307
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,982,142    $1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
Deferred income taxes, net                                                  36,140        33,902
Other liabilities                                                          100,732        52,312
Separate account liabilities                                             3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,539,242     5,442,666
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,659       106,632
Retained earnings                                                          277,305       318,148
Accumulated other comprehensive income, net of tax                          58,310        43,861
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 444,274       470,641
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,983,516    $5,913,307
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                         $ 23,703      $ 26,406      $ 25,064
Net investment income                                             103,556       107,072       103,079
Policy and contract charges                                        86,822        78,833        65,350
Other revenues                                                     15,743        12,976        11,985
Net realized investment gains                                         643         1,646         2,045
-------------------------------------------------------------------------------------------------------
    Total revenues                                                230,467       226,933       207,523
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   66,362        54,540        21,649
Interest credited to fixed accounts                                54,370        59,135        59,629
Amortization of deferred acquisition costs                         23,825         7,694        11,950
Other insurance and operating expenses                             37,575        34,631        32,045
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   182,132       156,000       125,273
-------------------------------------------------------------------------------------------------------
Pretax income                                                      48,335        70,933        82,250
Income tax provision                                               10,601        18,663        25,848
-------------------------------------------------------------------------------------------------------
Net income                                                       $ 37,734      $ 52,270      $ 56,402
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,443      $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (2,587)         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                            1,787            39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (800)         (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $    643      $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  37,734     $  52,270     $  56,402
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (573)       (1,006)       (1,205)
  Deferred income tax expense (benefit)                             (5,542)        6,789         7,335
  Contractholder and policyholder charges, non-cash                (16,856)      (16,958)      (16,537)
  Net realized investment gains                                     (1,143)       (2,332)       (8,148)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   500           686         6,105
Change in operating assets and liabilities:
  Deferred acquisition costs, net                                   (1,358)      (15,595)      (15,221)
  Deferred sales inducement costs, net                               2,220        (2,116)       (2,264)
  Other investments                                                     29          (120)          (26)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               16,043        19,362        17,535
  Policy claims and other policyholders' funds                        (555)          409        (1,441)
  Reinsurance recoverables                                          (9,378)       (9,039)       (4,800)
  Other receivables                                                   (789)         (442)          (71)
  Accrued investment income                                            170           191        (4,573)
  Derivatives collateral, net                                       43,520         8,290       (43,930)
  Other assets and liabilities, net                                    226        13,391       (22,138)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 64,248        53,780       (32,977)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               31,571        66,692       309,903
  Maturities, sinking fund payments and calls                      199,365       191,306       214,089
  Purchases                                                       (216,391)     (261,851)     (783,421)
Proceeds from repayments of commercial mortgage loans               15,299        15,685        25,944
Funding of commercial mortgage loans                                (2,127)           --           (44)
Proceeds from sale of other investment                               1,350            --            --
Purchase of land, buildings, equipment and software                     --            --           (42)
Change in policy loans, net                                           (883)         (736)          478
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 28,184        11,096      (233,093)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           88,870        96,826       269,006
  Net transfers from (to) separate accounts                          2,756       (74,249)       16,997
  Surrenders and other benefits                                    (77,709)      (76,215)     (124,858)
Deferred premium options, net                                      (11,818)       (6,305)       (1,447)
Tax adjustment on share-based incentive compensation plan               27            (2)          (12)
Cash dividend to RiverSource Life Insurance Company                (78,577)      (28,234)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                (76,451)      (88,179)      159,686
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                15,981       (23,303)     (106,384)
Cash and cash equivalents at beginning of period                    66,199        89,502       195,886
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                       $  82,180     $  66,199     $  89,502
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  12,023     $  18,588     $     619
  Interest paid on borrowings under repurchase agreements               --            86            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                    $2,000       $106,646      $236,963        $(63,644)      $281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                   2,000        106,632       318,148          43,861        470,641
Comprehensive income:
  Net income                                       --             --        37,734              --         37,734
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          15,421         15,421
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (972)          (972)
                                                                                                       ------------
Total comprehensive income                                                                                 52,183
Tax adjustment on share-based incentive
compensation plan                                  --             27            --              --             27
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (78,577)             --        (78,577)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                  $2,000       $106,659      $277,305        $ 58,310       $444,274
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principle products include variable deferred annuities and variable universal life ("VUL") insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life ("UL") insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. VUL insurance combines the premium and death benefit flexibility of UL with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2012, the date the financial statements were available to be issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property would be recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and UL contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts,

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Statements of Income. Separate account assets are reported at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") option provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for UL insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company's financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company's financial condition and results of operations. See Note 11 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

a retrospective basis. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax at January 1, 2012.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,111,888     $122,055      $ (5,658)    $1,228,285      $    --
Residential mortgage backed securities              218,956       11,358        (6,004)       224,310       (2,003)
Commercial mortgage backed securities               201,865       13,409            --        215,274           --
State and municipal obligations                      86,592       14,082            --        100,674           --
Asset backed securities                              53,286        3,462          (374)        56,374           --
U.S. government and agencies obligations              6,808          159           (10)         6,957           --
Foreign government bonds and obligations              3,794          512           (19)         4,287           --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,683,189     $165,037      $(12,065)    $1,836,161      $(2,003)
====================================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2011 and 2010, approximately $72.9 million and $70.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  419,944    $  451,021         24%      $  447,163    $  477,886         26%
AA                                          106,426       118,091          6          120,768       124,707          7
A                                           260,218       285,900         16          275,272       291,515         16
BBB                                         783,338       873,970         48          738,745       805,948         45
Below investment grade                      113,263       107,179          6          107,149       103,532          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,683,189    $1,836,161        100%      $1,689,097    $1,803,588        100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 37% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $ 92,451       $(3,707)         1          $ 9,263       $(1,951)        37
Residential mortgage
  backed securities           9           19,446          (984)        12           18,970        (5,020)        21
Asset backed
  securities                  1            8,600           (82)         3            2,051          (292)         4
U.S. government and
  agencies
  obligations                --               --            --          1            4,497           (10)         1
Foreign government
  bonds and
  obligations                 2              527           (19)        --               --            --          2
------------------------------------------------------------------------------------------------------------------------
  Total                      48         $121,024       $(4,792)        17          $34,781       $(7,273)        65
========================================================================================================================

                             DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $101,714      $ (5,658)
Residential mortgage
  backed securities         38,416        (6,004)
Asset backed
  securities                10,651          (374)
U.S. government and
  agencies
  obligations                4,497           (10)
Foreign government
  bonds and
  obligations                  527           (19)
--------------------------------------------------
  Total                   $155,805      $(12,065)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                 $1,927        $1,894        $ 1,892
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      646            --            496
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          154            33            861
Reductions for securities sold during the period (realized)           --            --         (1,355)
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,727        $1,927        $ 1,894
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                    $(97,915)     $ 34,271      $(63,644)
Cumulative effect of accounting change                          (1,149)          402          (747)(1)
Net unrealized securities gains arising during the
period(3)                                                      184,164       (64,458)      119,706
Reclassification of net gains included in net income            (2,943)        1,030        (1,913)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (35,705)       12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                    46,452       (16,227)       30,225(2)
Net unrealized securities gains arising during the
period(3)                                                       60,672       (21,235)       39,437
Reclassification of net gains included in net income            (2,096)          734        (1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (37,550)       13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                    67,478       (23,617)       43,861(2)
Net unrealized securities gains arising during the
period(3)                                                       39,159       (13,706)       25,453
Reclassification of net gains included in net income              (678)          237          (441)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (16,251)        5,688       (10,563)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                  $ 89,708      $(31,398)     $ 58,310(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(1.1) million, $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                   $2,036        $2,636        $11,098
Gross realized investment losses                                    (558)         (304)        (2,950)
Other-than-temporary impairments                                    (800)         (236)        (5,205)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,703    $   79,742
Due after one year through five years                                      410,958       428,561
Due after five years through 10 years                                      460,163       511,217
Due after 10 years                                                         259,258       320,683
-------------------------------------------------------------------------------------------------
                                                                         1,209,082     1,340,203
Residential mortgage backed securities                                     218,956       224,310
Commercial mortgage backed securities                                      201,865       215,274
Asset backed securities                                                     53,286        56,374
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,683,189    $1,836,161
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 95,378      $ 97,524      $ 91,198
Income on commercial mortgage loans                                 9,496        10,560        11,716
Income on policy loans and other investments                        2,042         2,167         3,056
-------------------------------------------------------------------------------------------------------
                                                                  106,916       110,251       105,970
Less: investment expenses                                           3,360         3,179         2,891
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,556      $107,072      $103,079
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $678         $2,096        $2,943
Commercial mortgage loans                                           (36)          (450)         (900)
Cash equivalents                                                      1             --             2
-------------------------------------------------------------------------------------------------------
  Total                                                            $643         $1,646        $2,045
=======================================================================================================



5. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Beginning balance                                                         $2,538        $2,088
  Charge-offs                                                               (500)           --
  Provisions                                                                  --           450
-------------------------------------------------------------------------------------------------
Ending balance                                                            $2,038        $2,538
=================================================================================================
Individually evaluated for impairment                                     $   --        $  500
Collectively evaluated for impairment                                      2,038         2,038


The recorded investment in financing receivables by impairment method was as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2011
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Individually evaluated for impairment                                    $     --      $  5,398
Collectively evaluated for impairment                                     155,331       164,991
-------------------------------------------------------------------------------------------------
Total                                                                    $155,331      $170,389
=================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $3.5 million, respectively.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were nil and $1.9 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 3% of total commercial mortgage loans as of December 31, 2011 and 2010, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                          $ 34,768          23%        $   --       $ 35,563          21%         $ --
East North Central                        26,527          17             --         29,896          18            --
Pacific                                   22,107          14             --         24,725          14            --
Mountain                                  21,795          14          2,400         25,656          15            --
Middle Atlantic                           17,138          11             --         18,285          11           100
New England                               14,503           9             --         15,795           9            --
East South Central                         9,524           6             --         10,955           6            --
West South Central                         4,868           3             --          5,073           3            --
West North Central                         4,101           3             --          4,441           3            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Industrial                              $ 42,582          27%        $1,300       $ 46,065          27%         $ --
Office                                    42,358          27          1,100         47,015          28           100
Retail                                    38,676          25             --         44,079          26            --
Apartments                                22,650          15             --         23,714          14            --
Hotel                                      4,020           3             --          4,274           2            --
Mixed Use                                  2,958           2             --          3,068           2            --
Other                                      2,087           1             --          2,174           1            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $227,688      $221,942      $236,619
Capitalization of acquisition costs                                25,183        23,289        27,171
Amortization, excluding the impact of valuation assumptions
review                                                            (19,925)      (24,994)      (21,550)
Amortization impact of valuation assumptions review                (3,900)       17,300         9,600
Impact of change in net unrealized securities gains                (5,104)       (9,849)      (29,898)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $223,942      $227,688      $221,942
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,947       $22,919       $23,808
Capitalization of sales inducement costs                              588         2,460         5,305
Amortization, excluding the impact of valuation assumptions
review                                                             (2,408)       (2,744)       (3,441)
Amortization impact of valuation assumptions review                  (400)        2,400           400
Impact of change in net unrealized securities gains                  (505)       (1,088)       (3,153)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $21,222       $23,947       $22,919
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $11.0 billion and $10.9 billion, respectively, of which $7.1 billion and $6.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 34,635       $36,261      $ 35,949
Reinsurance ceded                                                 (10,932)       (9,855)      (10,885)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 23,703       $26,406      $ 25,064
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.6 million, $3.2 million and $2.9 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

Reinsurance recovered from reinsurers was $5.8 million, $3.2 million and $4.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $67.1 million and $60.8 million related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Future policy benefits include $3.9 million and $4.4 million related to an assumed reinsurance arrangement as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,175,207    $1,183,309
Variable annuity fixed sub-accounts                                        234,734       235,603
Variable annuity GMWB                                                       66,621        17,818
Variable annuity GMAB                                                       13,632         4,455
Other variable annuity guarantees                                              668           665
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,490,862     1,441,850
VUL/UL insurance                                                           167,546       159,265
VUL/UL insurance additional liabilities                                     14,315         9,214
Other life, DI and LTC insurance                                           309,419       290,328
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,982,142     1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
     policyholders' funds                                               $1,988,895    $1,907,965
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,094,544    $3,112,417
VUL insurance variable sub-accounts                                        318,004       335,073
Other insurance variable sub-accounts                                          927           997
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,413,475    $3,448,487
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and/or GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers stand alone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. All new contracts with a living benefit must enroll in the Company's investment allocation program choosing from one of the five asset allocation models.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models.

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $2,011,895     $1,938,491       $17,231          62         $1,870,152     $1,804,744
  Five/six-year reset                   632,457        489,347        17,853          62            792,424        641,143
  One-year ratchet                      447,460        433,022        22,175          64            443,530        428,059
  Five-year ratchet                     181,760        177,014         4,008          61            180,228        175,810
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,273,572     $3,037,874       $61,267          62         $3,286,334     $3,049,756
===========================================================================================================================
GGU DEATH BENEFIT                    $      129     $      114       $    --          52         $      142     $      127
GMIB                                 $   19,084     $   17,954       $ 4,072          63         $   24,882     $   23,352
GMWB:
  GMWB                               $  231,605     $  230,593       $12,287          65         $  252,182     $  251,003
  GMWB for life                       1,243,218      1,236,664        40,035          64          1,069,666      1,066,043
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,474,823     $1,467,257       $52,322          64         $1,321,848     $1,317,046
===========================================================================================================================
GMAB                                 $  233,835     $  233,544       $ 3,756          56         $  212,750     $  211,578
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $ 6,774          61
  Five/six-year reset                   15,804          62
  One-year ratchet                      11,344          63
  Five-year ratchet                      1,798          61
---------------------------------------------------------------
    Total -- GMDB                      $35,720          62
===============================================================
GGU DEATH BENEFIT                      $    --          51
GMIB                                   $ 2,797          62
GMWB:
  GMWB                                 $ 5,163          64
  GMWB for life                          5,192          63
---------------------------------------------------------------
    Total -- GMWB                      $10,355          63
===============================================================
GMAB                                   $   931          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                         $ 2,488        $403        $ 75,843      $ 18,796       $  943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           217         448          17,818         4,455        6,076
Incurred claims                                        309          31          48,803         9,177        3,016
Paid claims                                           (337)         --              --            --           (9)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                       $   189        $479        $ 66,621      $ 13,632       $9,083
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,627,641    $1,715,400
  Bond                                                                   1,313,343     1,232,129
  Other                                                                    106,383       120,187
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,047,367    $3,067,716
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

10. LINES OF CREDIT
The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. The Company's cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value ("NAV") of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,146,698      $81,587     $1,228,285
     Residential mortgage backed securities                   --         220,896        3,414        224,310
     Commercial mortgage backed securities                    --         215,238           36        215,274
     State and municipal obligations                          --         100,674           --        100,674
     Asset backed securities                                  --          45,824       10,550         56,374
     U.S. government and agencies obligations              1,425           5,532           --          6,957
     Foreign government bonds and obligations                 --           4,287           --          4,287
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,425       1,739,149       95,587      1,836,161
  Cash equivalents                                            --          81,690           --         81,690
  Other assets:
    Interest rate derivative contracts                        --          32,604           --         32,604
    Equity derivative contracts                            2,208          51,006           --         53,214
-------------------------------------------------------------------------------------------------------------
  Total other assets                                       2,208          83,610           --         85,818
  Separate account assets                                     --       3,413,475           --      3,413,475
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $3,633      $5,317,924      $95,587     $5,417,144
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --      $79,451     $   79,451(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,433           --          1,433
    Equity derivative contracts                               --           8,878           --          8,878
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          10,311           --         10,311
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   10,311      $79,451     $   89,762
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivative contracts                        --           9,401           --          9,401
    Equity derivative contracts                               --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,207     $203,999     $5,337,638
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,101           --          1,101
    Equity derivative contracts                               --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $9.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                 FUTURE
                                                   AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES               POLICY
                                        --------------------------------------------------------------------    BENEFITS:
                                                       RESIDENTIAL   COMMERCIAL                                 GMWB AND
                                          CORPORATE     MORTGAGE      MORTGAGE        ASSET                       GMAB
                                            DEBT         BACKED        BACKED        BACKED                     EMBEDDED
(IN THOUSANDS)                           SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011                   $79,053      $107,822       $ 2,100       $15,024      $203,999      $(21,650)
  Total gains (losses) included in:
    Net income                                 939         2,395            --           166         3,500(1)    (49,103)(2)
    Other comprehensive income               1,296        (5,962)           (5)         (820)       (5,491)           --
  Purchases                                 10,399            --            --            --        10,399            --
  Sales                                     (6,774)           --            --            --        (6,774)           --
  Issues                                        --            --            --            --            --        (8,028)
  Settlements                               (3,773)      (18,575)          (39)       (1,319)      (23,706)         (670)
  Transfers into Level 3                       447            --            --            --           447            --
  Transfers out of Level 3                      --       (82,266)       (2,020)       (2,501)      (86,787)           --
--------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011                 $81,587      $  3,414       $    36       $10,550      $ 95,587      $(79,451)
==========================================================================================================================
Changes in unrealized gains (losses)
  relating to assets and liabilities
  held at December 31, 2011 included
  in:
       Net investment income               $   (27)     $     43       $    --       $   141      $    157      $     --
       Net realized investment gains
          (losses)                              --          (800)           --            --          (800)           --
       Benefits, claims, losses and
          settlement expenses                   --            --            --            --            --       (49,503)


(1) Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                                                                       FUTURE
                                           AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                             POLICY
                                --------------------------------------------------------------------                  BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET                                     GMAB
                                    DEBT         BACKED        BACKED        BACKED                       OTHER       EMBEDDED
(IN THOUSANDS)                   SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL        ASSETS      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $67,825      $121,928       $  142        $15,656      $205,551        $ 137       $(13,413)
  Total gains (losses)
  included in:
    Net income                           6         3,497            1            122         3,626(1)      (137)(2)     (1,334)(3)
    Other comprehensive income       3,245         8,942           (4)         1,553        13,736           --             --
  Purchases, sales, issues and
    settlements, net                 7,977       (26,545)       1,961         (2,307)      (18,914)          --         (6,903)
  Transfers into Level 3                --            --           --             --            --           --             --
  Transfers out of Level 3              --            --           --             --            --           --             --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $79,053      $107,822       $2,100        $15,024      $203,999        $  --       $(21,650)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $     6      $  3,519       $   --        $   122      $  3,647        $  --       $     --
       Net realized investment
          gains (losses)                --           (33)          --             --           (33)          --             --
       Benefits, claims,
          losses and
          settlement expenses           --            --           --             --            --           --         (2,113)


(1) Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2) Included in net investment income in the Statements of Income.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $8.7 million and $1.0 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $84.8 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  153,293    $  164,125    $  167,851    $  173,704
  Policy loans                                              37,367        36,190        36,484        39,876
FINANCIAL LIABILITIES
  Future policy benefits                                $1,075,262    $1,171,288    $1,090,645    $1,139,194
  Separate account liabilities                               7,557         7,557         6,193         6,193


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $11.9 million, $7.5 million and $4.8 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.0 million, $27.4 million and $32.3 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2011, 2010 and 2009, the Company paid cash dividends of $78.6 million, $28.2 million and nil, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

The Company filed a consolidated federal income tax return for 2009 with its parent, RiverSource Life. Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. At December 31, 2010, the Company had an amount due from Ameriprise Financial for federal income taxes of $1.8 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2011 and 2010.

13. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $(3.8) million, $59.5 million and $101.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                $ 37,734      $ 52,270      $ 56,402
Capitalization/amortization of DAC, net (GAAP item)                (1,358)      (15,595)      (15,221)
Capitalization/amortization of DSIC, net (GAAP item)                2,220        (2,116)       (2,263)
Change in deferred income taxes(1)(2)                              (5,542)        6,789         7,335
Change in future policy benefits(1)                                (5,556)       16,819       (59,162)
Current income tax expense(1)                                          --        (4,355)       (7,584)
Change in separate account liability adjustment (SAP item)         (2,605)       (2,812)       61,812
Derivatives(1)(2)                                                 (31,473)       11,018        46,726
Change in interest maintenance reserve (SAP item)                   1,935         1,313        (3,187)
Other, net                                                         (1,576)         (236)        1,331
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis(3)                                  $ (6,221)     $ 63,095      $ 86,189
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3) Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 444,274     $ 470,641
DAC (GAAP item)                                                           (223,942)     (227,688)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (152,972)     (114,491)
DSIC (GAAP item)                                                           (21,222)      (23,947)
Asset valuation reserve                                                    (18,618)       (3,279)
Future policy benefits(1)(2)                                                16,983        10,149
Deferred income taxes, net(1)                                               82,178        76,153
Separate account liability adjustment (SAP item)                           154,547       146,852
Non-admitted assets (SAP item)                                             (27,769)      (26,580)
Other, net                                                                 (17,982)      (20,037)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis(3)                                        $ 235,477     $ 287,773
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

(3) Includes unassigned surplus of $117.9 million and $168.6 million at December 31, 2011 and 2010, respectively.

14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $32,604        $ 9,401     liabilities       $ 1,433        $ 1,101
                                                                       Other
  Equity contracts        Other assets       53,214          9,963     liabilities         8,878         17,921
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           79,451         21,650
                                         ---------------------------                  ---------------------------
Total derivatives                           $85,818        $19,364                       $89,762        $40,672
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

                                      LOCATION OF
                                      GAIN (LOSS)
                                        ON
                                      DERIVATIVES                    AMOUNT OF GAIN (LOSS) ON
                                      RECOGNIZED                 DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED                IN            --------------------------------------------------
AS HEDGING INSTRUMENTS                INCOME                2011               2010               2009
----------------------------------------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
GMWB AND GMAB
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Interest rate contracts            expenses             $ 28,823           $ 17,503           $(12,897)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Equity contracts                   expenses                7,402            (16,587)           (47,198)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Foreign currency contracts         expenses                 (188)                --                 --
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Embedded derivatives(1)            expenses              (57,801)            (8,237)            81,052
----------------------------------------------------------------------------------------------------------
    Total derivatives                                     $(21,764)          $ (7,321)          $ 20,957
==========================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2011 and 2010, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $1.8 billion and $985.7 million, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2012                                                                              $13,403
2013                                                                               12,573
2014                                                                               12,573
2015                                                                               12,035
2016                                                                               10,639
2017-2025                                                                          25,080


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $45.7 million and $2.2 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $22.9 million and nil, respectively, which are not reflected on the Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.6 million and $9.1 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $687 thousand and $10.4 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $687 thousand and $10.4 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,722       $11,154       $16,836
  State                                                              (579)          720         1,677
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       16,143        11,874        18,513
Deferred federal income tax benefit                                (5,542)        6,789         7,335
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $10,601       $18,663       $25,848
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.0)        (5.3)         (5.4)
  State taxes, net of federal benefit                               (0.8)         0.6           1.3
  Taxes applicable to prior years                                   (0.3)        (3.0)          1.1
  Foreign tax credit, net of addback                                (1.9)        (1.1)         (0.6)
  Other                                                             (0.1)         0.1            --
-------------------------------------------------------------------------------------------------------
Income tax provision (effective tax rate)                           21.9%        26.3%         31.4%
=======================================================================================================



For 2011, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2011 compared to 2010 as well as a favorable audit settlement related to the dividends received deduction. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 75,232      $ 60,121
  Investment related                                                           --         6,084
  Capital loss and tax credit carryforward                                  2,106            --
  Other                                                                     2,556         1,994
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           79,894        68,199
Deferred income tax liabilities:
  DAC                                                                      71,051        70,102
  Net unrealized gains on Available-for Sale securities                    31,398        23,617
  Investment related                                                        6,157            --
  DSIC                                                                      7,428         8,382
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     116,034       102,101
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 36,140      $ 33,902
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2011 and 2010.

The Company has tax benefits related to capital loss carryforwards of $2.1 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 2,330       $(1,602)      $(2,146)
Additions based on tax positions related to the current year           --            --            61
Additions for tax positions of prior years                          6,000        12,642           807
Reductions for tax positions of prior years                          (634)       (5,954)         (324)
Settlements                                                        (1,272)       (2,756)           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 6,424       $ 2,330       $(1,602)
=======================================================================================================



If recognized, approximately $424 thousand, $2.3 million and $2.9 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $3.9 million, and a net increase of $1.8 million and $17 thousand in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $2.0 million and a receivable of $1.9 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $6.4 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

It is possible there will be corporate tax reform in the next few years. While impossible to predict, based on current information, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                   $7,780        $7,390        $50,498


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide review of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.

      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved. S-6211 P (4/12)